              As filed with the Securities and Exchange Commission.
                                                       '33 Act File No. 2-75059
                                                      '40 Act File No. 811-3330
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                      Post-Effective Amendment No. 31 [x]

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 32 [x]

                         NATIONWIDE VARIABLE ACCOUNT-II
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 1999 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                    1 of 151

                         NATIONWIDE VARIABLE ACCOUNT-II
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                                   PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
    Item     1. Cover Page...................................................................................3
    Item     2. Definitions..................................................................................5
    Item     3. Synopsis or Highlights......................................................................14
    Item     4. Condensed Financial Information.............................................................16
    Item     5. General Description of Registrant, Depositor, and Portfolio Companies.......................29
    Item     6. Deductions and Expenses.....................................................................31
    Item     7. General Description of Variable Annuity Contracts...........................................35
    Item     8. Annuity Period..............................................................................42
    Item     9. Death Benefit and Distributions.............................................................44
    Item    10.  Purchases and Contract Value...............................................................36
    Item    11.  Redemptions................................................................................38
    Item    12.  Taxes......................................................................................48
    Item    13.  Legal Proceedings..........................................................................55
    Item    14.  Table of Contents of the Statement of Additional Information...............................62

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item   15.  Cover Page..................................................................................73
    Item   16.  Table of Contents...........................................................................73
    Item   17.  General Information and History.............................................................73
    Item   18.  Services....................................................................................73
    Item   19.  Purchase of Securities Being Offered........................................................74
    Item   20.  Underwriters................................................................................74
    Item   21.  Calculation of Performance Information......................................................74
    Item   22.  Annuity Payments............................................................................75
    Item   23.  Financial Statements........................................................................76

Part C     OTHER INFORMATION
    Item   24.  Financial Statements and Exhibits..........................................................131
    Item   25.  Directors and Officers of the Depositor....................................................133
    Item   26.  Persons Controlled by or Under Common Control with the Depositor or Registrant.............135
    Item   27.  Number of Contract Owners..................................................................146
    Item   28.  Indemnification............................................................................146
    Item   29.  Principal Underwriter......................................................................146
    Item   30.  Location of Accounts and Records...........................................................148
    Item   31.  Management Services........................................................................148
    Item   32.  Undertakings...............................................................................148


                                    2 of 151

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-II

                  The date of this prospectus is May 1, 1999.

--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE CONTRACTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

   - American Century VP Balanced
   - American Century VP Capital Appreciation
   - American Century VP Income & Growth
   - American Century VP International
   - American Century VP Value

DREYFUS
   - The Dreyfus Socially Responsible Growth Fund, Inc.
   - Dreyfus Stock Index Fund, Inc.

DREYFUS VARIABLE INVESTMENT FUND, INC.
   - Dreyfus Variable Investment Fund - Capital Appreciation Portfolio
   - Dreyfus Variable Investment Fund- Growth & Income Portfolio*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   - VIP Equity-Income Portfolio
   - VIP Growth Portfolio
   - VIP High Income Portfolio*
   - VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   - VIP II Contrafund Portfolio
   - VIP II Asset Manager Portfolio


FIDELITY VARIABLE INSURANCE PRODUCT FUND III
   - VIP III Growth Opportunities Portfolio

MORGAN STANLEY
   - Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets
     Debt Portfolio
   - Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
   - Capital Appreciation Fund
   - Government Bond Fund
   - Money Market Fund
   - Total Return Fund
   - Nationwide Small Cap Value Fund
     (sub-adviser: The Dreyfus Corporation)
   - Nationwide Small Company Fund
       (sub-advisers: The Dreyfus Corporation,
       Neuberger Berman, LLC, Lazard Asset
       Management, Strong Capital
       Management, Inc. and Warburg Pincus
       Asset Management, Inc.)


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   - AMT Guardian Portfolio
   - AMT Partners Portfolio
   - AMT Growth Portfolio
   - AMT Limited Maturity Bond Portfolio


OPPENHEIMER VARIABLE ACCOUNT FUNDS
   - Oppenheimer Bond Fund/VA
   - Oppenheimer Capital Appreciation
     Fund/VA (formerly Oppenheimer Growth
     Fund)
   - Oppenheimer Global Securities Fund/VA
   - Oppenheimer Multiple Strategies Fund/VA


STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUND II, INC.")

STRONG VARIABLE INSURANCE FUNDS, INC.:

   - Strong Discovery Fund II, Inc.
   - International Stock Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
   - Worldwide Emerging Markets Fund
   - Worldwide Hard Assets Fund
   - Worldwide Bond Fund

                                    3 of 151

WARBURG PINCUS TRUST
   - International Equity Portfolio
   - Post-Venture Capital Portfolio
   - Small Company Growth Portfolio


AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989:

AMERICAN VARIABLE INSURANCE SERIES
   - Growth Fund
   - High Yield Bond Fund
   - U.S. Government/AAA-Rated Securities Fund

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-II may be allocated to the fixed account.


The Statement of Additional Information (dated May 1, 1999) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 60.


For general information or to obtain FREE copies of the:

   - Statement of Additional Information
   - prospectus for any underlying mutual fund
   - required Nationwide forms,

call:         1-800-848-6331
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 1-05-P1
       COLUMBUS, OHIO 43215



The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                         WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                         WWW.BESTOFAMERICA.COM

THIS ANNUITY IS NOT:

-  A BANK DEPOSIT
-  FEDERALLY INSURED
-  ENDORSED BY A BANK OR GOVERNMENT AGENCY
-  AVAILABLE IN EVERY STATE.

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    4 of 151

GLOSSARY OF SPECIAL TERMS





ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract and any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.


VALUATION PERIOD- Each day the New York Stock Exchange is open for business.


VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                                    5 of 151

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF CONTRACT EXPENSES......................6

UNDERLYING MUTUAL FUND ANNUAL
        EXPENSES..................................7

EXAMPLE...........................................9

SYNOPSIS OF THE CONTRACTS........................12


FINANCIAL STATEMENTS.............................12

CONDENSED FINANCIAL INFORMATION..................14


NATIONWIDE LIFE INSURANCE COMPANY................27

NATIONWIDE ADVISORY SERVICES, INC................27

INVESTING IN THE CONTRACT........................27
     The Variable Account and Underlying
        Mutual Funds
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS..................29
     Mortality and Expense Risk Charges
     Contract Maintenance Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP...............................32
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT........................32
     Minimum Initial and Subsequent Purchase
        Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE..................................36


SURRENDER (REDEMPTION)...........................36
     Surrenders Under a Texas Optional
        Retirement Program or a Louisiana
        Optional Retirement Program
     Surrenders Under a Qualified Contract or
        Tax Sheltered Annuity


LOAN PRIVILEGE...................................38
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.......................................39

CONTRACT OWNER SERVICES..........................39
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE........................40

ANNUITIZING THE CONTRACT.........................41
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Assumed Investment Rate
     Value of an Annuity Unit
     Exchanges among Underlying Mutual Funds
     Frequency and Amount of Annuity
        Payments
     Annuity Payment Options


DEATH BENEFITS...................................42
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment


REQUIRED DISTRIBUTIONS...........................44
     Required Distributions for Non-Qualified
        Contracts
     Required Distributions for Qualified
        Plans or Tax Sheltered Annuities
     Required Distributions for Individual
        Retirement Annuities or SEP IRAs
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.......................46
     Federal Income Taxes
     Qualified Plans, SEP IRAs, Individual
        Retirement Annuities and Tax
        Sheltered Annuities
     Roth IRAs

                                    6 of 151

     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
        Skipping Transfer Taxes
     Puerto Rico
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS...........................52

YEAR 2000 COMPLIANCE ISSUES......................52

LEGAL PROCEEDINGS................................53

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..54

TABLE OF CONTENTS OF STATEMENT OF
        ADDITIONAL INFORMATION...................60

APPENDIX A: OBJECTIVES FOR UNDERLYING
        MUTUAL FUNDS.............................61

                                    7 of 151

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contract owners unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
of purchase payments surrendered).............7%(1,2)

Range of CDSC over time:

NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE

               0                           7%
               1                           6%
               2                           5%
               3                           4%
               4                           3%
               5                           2%
               6                           1%
               7                           0%


(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:


a) up to 10% of each purchase payment under Individual Retirement Annuity contracts issued on or after March 1, 1993; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

Starting with the second contract year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:

a) an amount equal to 10% of each purchase payment; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued to fund a Tax Sheltered Annuity plan or a Qualified Plan.

(2) For contracts issued prior to December 15, 1988 the CDSC is 5% (as percentage of the lesser of purchase payments or amounts surrendered).

MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE.............................$30(3)

VARIABLE ACCOUNT CHARGES(4)
(as a percentage of average account value)

Administration Charge.........................0.05%
Mortality and Expense Risk Charges............1.25%
     Total Variable Account Charges...........1.30%

(3) The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

(4) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.

                                    8 of 151




                                        UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                  (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

                                                         Management      Other          12b-1      Total Mutual
                                                           Fees         Expenses         Fees      Fund Expenses

American Century Variable Portfolios Inc. - American       0.97%          0.00%          0.00%          0.97%
Century VP Balanced

American Century Variable Portfolios, Inc. - American      1.00%          0.00%          0.00%          1.00%
Century VP Capital Appreciation

American Century Variable Portfolios, Inc. - American      0.70%          0.00%          0.00%          0.70%
Century VP Income & Growth

American Century Variable Portfolios, Inc. - American      1.47%          0.00%          0.00%          1.47%
Century VP International

American Century Variable Portfolios, Inc. - American      1.00%          0.00%          0.00%          1.00%
Century VP Value

Avis- Growth Fund                                          0.40%          0.01%          0.00%          0.41%

Avis- High Yield Bond Fund                                 0.49%          0.02%          0.00%          0.51%

Avis U.S. Government/AAA Rated Securities Fund             0.50%          0.01%          0.00%          0.51%

The Dreyfus Socially Responsible Growth Fund, Inc.         0.75%          0.05%          0.00%          0.80%

Dreyfus Stock Index Fund, Inc.                             0.25%          0.01%          0.00%          0.26%

Dreyfus Variable Investment Fund - Capital                 0.75%          0.05%          0.00%          0.80%
Appreciation Portfolio

Dreyfus Variable Investment Fund - Growth & Income         0.75%          0.03%          0.00%          0.78%
Portfolio

Fidelity VIP Equity-Income Portfolio                       0.49%          0.08%          0.00%          0.57%

Fidelity VIP Growth Portfolio                              0.59%          0.07%          0.00%          0.66%

Fidelity VIP  High Income Portfolio                        0.58%          0.12%          0.00%          0.70%

Fidelity VIP Overseas Portfolio                            0.74%          0.15%          0.00%          0.89%

Fidelity VIP II Asset Manager Portfolio                    0.54%          0.09%          0.00%          0.63%

Fidelity VIP II Contrafund Portfolio                       0.59%          0.07%          0.00%          0.66%

Fidelity VIP III Growth Opportunities Portfolio            0.59%          0.11%          0.00%          0.70%

Morgan Stanley Dean Witter Universal Funds, Inc. -         0.27%          1.25%          0.00%          1.52%
Emerging Markets Debt Portfolio

NSAT- Capital Appreciation Fund                            0.60%          0.07%          0.00%          0.67%

NSAT- Government Bond Fund                                 0.50%          0.07%          0.00%          0.57%

NSAT- Money Market Fund                                    0.40%          0.06%          0.00%          0.46%

NSAT- Nationwide Small Cap Value Fund                      0.90%          0.15%          0.00%          1.05%

NSAT- Nationwide Small Company Fund                        1.00%          0.07%          0.00%          1.07%

NSAT- Total Return Fund                                    0.59%          0.06%          0.00%          0.65%

Neuberger Berman AMT - Guardian Portfolio                  0.85%          0.15%          0.00%          1.00%

Neuberger Berman AMT - Growth Portfolio                    0.83%          0.09%          0.00%          0.92%

Neuberger Berman AMT - Partners Portfolio                  0.78%          0.06%          0.00%          0.84%

Neuberger Berman AMT - Limited Maturity Bond Portfolio     0.65%          0.11%          0.00%          0.76%

Oppenheimer VAF - Oppenheimer Bond Fund/VA                 0.72%          0.02%          0.00%          0.74%

Oppenheimer VAF - Oppenheimer Capital Appreciation/VA      0.72%          0.03%          0.00%          0.75%
(formerly Oppenheimer Growth Fund

Oppenheimer VAF - Oppenheimer Global Securities            0.68%          0.06%          0.00%          0.74%
Fund/VA




                                    9 of 151



                                                        Management       Other          12b-1      Total Mutual
                                                           Fees         Expenses         Fees      Fund Expenses

Oppenheimer VAF - Oppenheimer Multiple Strategies          0.72%          0.04%          0.00%          0.76%
Fund/VA

Strong Opportunity Fund II, Inc.                           1.00%          0.16%          0.00%          1.16%

Strong Variable Insurance Funds, Inc. - Discovery          1.00%          0.18%          0.00%          1.18%
Fund II, Inc.

Strong Variable Insurance Funds, Inc. - International      1.00%          0.62%          0.00%          1.62%
Stock Fund II

Van Eck Worldwide Insurance Trust - Worldwide Bond         1.00%          0.15%          0.00%          1.15%
Fund

Van Eck Worldwide Insurance Trust - Worldwide              1.00%          0.50%          0.00%          1.50%
Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard         1.00%          0.16%          0.00%          1.16%
Assets Fund

Van Kampen Life Investment Trust - Morgan Stanley          1.20%          0.00%          0.00%          1.20%
Real Estate Securities Portfolio

Warburg Pincus Trust - Small Company Growth Portfolio      0.90%          0.24%          0.00%          1.14%

Warburg Pincus Trust - International Equity Portfolio      1.00%          0.33%          0.00%          1.33%

Warburg Pincus Trust - Post-Venture Capital Portfolio      1.08%          0.32%          0.00%          1.40%




The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.




                                                         Management        Other         12b-1      Total Mutual
                                                            Fees         Expenses         Fees      Fund Expenses
Fidelity VIP Equity-Income Portfolio,                      0.49%          0.09%          0.00%          0.58%

Fidelity VIP Growth Portfolio                              0.59%          0.09%          0.00%          0.68%

Fidelity VIP Overseas Portfolio                            0.74%          0.17%          0.00%          0.91%

Fidelity VIP II Asset Manager Portfolio                    0.54%          0.10%          0.00%          0.64%

Fidelity VIP II Contrafund Portfolio                       0.59%          0.11%          0.00%          0.70%

Fidelity VIP III Growth Opportunities Portfolio            0.59%          0.12%          0.00%          0.71%

Morgan Stanley Dean Witter Universal Funds, Inc. -         0.80%          1.25%          0.00%          2.05%
Emerging Markets Debt Portfolio

NSAT- Nationwide Small Cap Value Fund                      0.90%          0.43%          0.00%          1.33%

Strong Variable Insurance Funds, Inc. - International      1.00%          0.68%          0.00%          1.68%
Stock Fund II

Van Eck Worldwide Insurance Trust - Worldwide              1.00%          0.61%          0.00%          1.61%
Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard         1.00%          0.20%          0.00%          1.20%
Assets Fund



                                   10 of 151

EXAMPLE


The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.30%). The example also reflects the maximum $30 Contract Maintenance Charge expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size issued under this prospectus is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.






                            If you surrender your contract      If you do not surrender your     If you annuitize your contract
                             at the end of the applicable        contract at the end of the       at the end of the applicable
                                     time period                   applicable time period                time period

                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.     1 Yr.  3 Yrs 5 Yrs.  10 Yrs.    1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.

American Century Variable       94     120    155     273         24    75     128     273        *     75     128      273
Portfolios, Inc. - American
Century VP Balanced

American Century Variable       95     122    158     276         25    77     131     280        *     77     131      280
Portfolios, Inc. - American
Century VP Capital
Appreciation

American Century Variable       91     111    140     244         21    66     113     244        *     66     113      244
Portfolios, Inc. - American
Century VP Income & Growth

American Century Variable      100     135    181     324         30    90     154     324        *     90     154      324
Portfolios, Inc. - American
Century VP International

American Century Variable       95     121    156     276         25    76     129     276        *     76     129      276
Portfolios, Inc. - American
Century VP Value

AVIS - Growth Fund              88     102    125     212         18    57     98      212        *     57      98      212

AVIS - High Yield Bond Fund     89     105    130     223         19    60     103     223        *     60     103      223

AVIS - U.S. Government/AAA      89     105    130     223         19    60     103     223        *     60     103      223
Rated Securities Fund

The Dreyfus Socially            92     114    146     255         22    69     119     255        *     69     119      255
Responsible Growth Fund, Inc.

Dreyfus Stock Index Fund,       87     97     117     196         17    52     90      196        *     52      90      196
Inc.

Dreyfus VIF - Capital           92     114    146     255         22    69     119     255        *     69     119      255
Appreciation Portfolio

Dreyfus VIF - Growth &          92     114    145     253         22    69     118     253        *     69     118      253
Income Portfolio

Fidelity VIP Equity-Income      90     107    134     230         20    62     107     230        *     62     107      230
Portfolio

Fidelity VIP Growth Portfolio   91     110    138     240         21    65     111     240        *     65     111      240



                                   11 of 151




                              If you surrender your contract  If you do not surrender your   If you annuitize your contract
                               at the end of the applicable    contract at the end of the     at the end of the applicable
                                       time period              applicable time period                time period

                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.

Fidelity VIP  High Income       91     111    140     244      21    66     113     244      *     66     113      244
Portfolio

Fidelity VIP Overseas           93     117    151     264      23    72     124     264      *     72     124      264
Portfolio

Fidelity VIP II Asset           91     109    137     237      21    64     110     237      *     64     110      237
Manager Portfolio

Fidelity VIP II Contrafund      91     110    138     240      21    65     111     240      *     65     111      240
Portfolio

Fidelity VIP III Growth         91     111    140     244      21    66     113     244      *     66     113      244
Opportunities Portfolio

Morgan Stanley Dean Witter     100     137    183     329      30    92     156     329      *     92     156      329
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio

NSAT-Capital Appreciation       91     110    139     241      21    65     112     241      *     65     112      241
Fund

NSAT-Government Bond Fund       90     107    134     230      20    62     107     230      *     62     107      230

NSAT-Money Market Fund          89     104    128     218      19    58     101     218      *     58     101      218

NSAT-Nationwide Small Cap       95     122    159     281      25    77     132     281      *     77     132      281
Value Fund

NSAT-Nationwide Small           95     123    160     283      25    78     133     283      *     78     133      283
Company Fund

NSAT-Total Return Fund          91     110    138     239      21    65     111     239      *     65     111      239

Neuberger Berman AMT-           95     121    156     276      25    76     129     276      *     76     129      276
Guardian Portfolio

Neuberger Berman AMT- Growth    94     118    152     268      24    73     125     268      *     73     125      268
Portfolio

Neuberger Berman AMT-           93     116    148     259      23    71     121     259      *     71     121      259
Partners Portfolio

Neuberger Berman AMT-           92     113    144     251      22    68     117     251      *     68     117      251
Limited Maturity Bond
Portfolio

Oppenheimer VAF -               92     112    143     248      22    67     116     248      *     67     116      248
Oppenheimer Bond Fund/VA

Oppenheimer VAF -               92     113    143     249      22    68     116     249      *     68     116      249
Oppenheimer Capital
Appreciation Fund/VA
(formerly Oppenheimer Growth
Fund)

Oppenheimer VAF -               92     112    143     248      22    67     116     248      *     67     116      248
Oppenheimer Global
Securities Fund/VA

Oppenheimer VAF -               92     113    144     251      22    68     117     251      *     68     117      251
Oppenheimer Multiple
Strategies Fund/VA

Strong Opportunity Fund II,     96     126    165     293      26    81     138     293      *     81     138      293
Inc.

Strong Variable Insurance       96     126    166     295      26    81     139     295      *     81     139      295
Funds, Inc. - Discovery Fund
II, Inc.

Strong Variable Insurance      101     140    188     339      31    95     161     339      *     95     161      339
Funds, Inc. - International
Stock Fund II



                                   12 of 151



                              If you surrender your contract    If you do not surrender your    If you annuitize your contract
                               at the end of the applicable      contract at the end of the      at the end of the applicable
                                       time period                 applicable time period                 time period

                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.     1 Yr.  3 Yrs 5 Yrs.  10 Yrs.     1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.

Van Eck Worldwide Insurance     96     125    164     292         26    80     137     292        *     80     137      292
Trust - Worldwide Bond Fund

Van Eck Worldwide Insurance    100     136    182     327         30    91     155     327        *     91     155      327
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance     96     126    165     293         26    81     138     293        *     81     138      293
Trust - Worldwide Hard
Assets Fund

Van Kampen Life Investment      97     127    167     297         27    82     140     297        *     82     140      297
Trust - Morgan Stanley Real
Estate Securities Portfolio

Warburg Pincus Trust - Small    95     125    164     291         26    80     137     291        *     80     137      291
Company Growth Portfolio

Warburg Pincus Trust -          98     131    174     310         28    86     147     310        *     86     147      310
International Equity
Portfolio

Warburg Pincus Trust -          99     133    177     317         29    88     150     317        *     88     150      317
Post-Venture Capital
Portfolio




*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

                                   13 of 151

SYNOPSIS OF THE CONTRACTS


The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the plan terms.


The contracts can be categorized as:

   -  Non-Qualified;
   -  Individual Retirement Annuities;
   -  Roth IRAs;
   -  SEP IRAs;
   -  Tax Sheltered Annuities; and
   -  Qualified.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                      MINIMUM INITIAL     MINIMUM
     CONTRACT            PURCHASE       SUBSEQUENT
       TYPE              PAYMENT         PAYMENTS

Non-Qualified              $1,500           $10

IRA                        $0               $10

Roth IRA                   $0               $10

SEP IRA                    $0               $10

Tax Sheltered              $0               $10
Annuity

Qualified                  $0               $10


CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% and an Administration Charge equal to 0.05% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts the following Contract Maintenance Charges (see "Contract Maintenance Charge"):





      AMOUNT         TYPE OF CONTRACT ISSUED

                     -Non-Qualified Contracts
      $30.00         -Individual Retirement Annuities
                     -Roth IRAs -Tax Sheltered Annuities (sold prior
                      to December 17, 1990)
                     -Qualified Contracts (issued pursuant to a 401
                      plan prior to January 14, 1991).

      $12.00         -Tax Sheltered Annuity Contracts issued on or after
                      December 17, 1990 and before August 1, 1994.

  $30.00 to $0.00    -Qualified Contracts issued on
                      or after January 14, 1991
                      and before August 1, 1994.

                     -Qualified Contracts (sold on or
  $12.00 to $0.00     after August 1, 1994); SEP IRAs
                     -Tax Sheltered Annuity Contracts
                      (sold on or after August 1, 1994).


Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.


For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of (see "Contingent Deferred Sales Charge"):

    (1) 5% of the amount surrendered; or

    (2) 5% of the total of all purchase payments made within 8 years of the surrender date.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

                                   14 of 151

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").


FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

                                   15 of 151

CONDENSED FINANCIAL INFORMATION
Accumulation unit values for an accumulation unit outstanding throughout the period.




                             ACCUMULATION    ACCUMULATION     PERCENT CHANGE    NUMBER OF
                             UNIT VALUE AT   UNIT VALUE AT    IN ACCUMULATION   ACCUMULATION
UNDERLYING MUTUAL FUND       BEGINNING OF    END OF PERIOD    UNIT VALUE        UNITS AT END        YEAR
                             PERIOD                                             OF PERIOD

American Century Variable       16.345418        18.677491          14.27%         3,311,879        1998
Portfolios, Inc. -              14.300170        16.345418          14.30%         3,321,528        1997
American Century VP             12.912980        14.300170          10.74%         3,254,121        1996
Balanced-Q                      10.801286        12.912980          19.55%         2,978,792        1995
                                10.876699        10.801286          -0.69%         2,670,990        1994
                                10.232829        10.876699           6.29%         2,039,118        1993
                                10.000000        10.232829           2.33%         1,233,110        1992

American Century Variable       16.345418        18.677491          14.27%         2,684,128        1998
Portfolios, Inc. -              14.300170        16.345418          14.30%         2,535,285        1997
American Century VP             12.912980        14.300170          10.74%         2,577,277        1996
Balanced-NQ                     10.801286        12.912980          19.55%         2,471,621        1995
                                10.876699        10.801286          -0.69%         2,324,933        1994
                                10.232829        10.876699           6.29%         2,073,593        1993
                                10.000000        10.232829           2.33%         1,301,248        1992

American Century Variable       22.608168        21.832994          -3.43%         5,691,252        1998
Portfolios, Inc. -              23.677551        22.608168          -4.52%         7,405,239        1997
American Century VP             25.074858        23.677551          -5.57%         9,324,052        1996
Capital Appreciation-Q          19.378026        25.074858          29.40%         9,867,412        1995
                                19.864882        19.378026          -2.45%         9,394,094        1994
                                18.244594        19.864882           8.88%         8,366,010        1993
                                18.736465        18.244594          -2.63%         7,578,213        1992
                                13.379768        18.736465          40.04%         4,222,602        1991
                                13.732668        13.379768          -2.57%         1,954,531        1990
                                10.801278        13.732668          27.14%           548,848        1989

American Century Variable       22.608168        21.832994          -3.43%         3,199,790        1998
Portfolios , Inc. -             23.677551        22.608168          -4.52%         4,340,405        1997
American Century VP             25.074858        23.677551          -5.57%         6,231,979        1996
Capital Appreciation-NQ         19.378026        25.074858          29.40%         7,570,906        1995
                                19.864882        19.378026          -2.45%         7,577,109        1994
                                18.244594        19.864882           8.88%         7,513,748        1993
                                18.736465        18.244594          -2.63%         8,116,485        1992
                                13.379768        18.736465          40.04%         5,428,104        1991
                                13.732668        13.379768          -2.57%         2,629,880        1990
                                10.801278        13.732668          27.14%           974,118        1989

American Century Variable       10.000000        10.825822           8.26%           851,923        1998(3)
Portfolios, Inc. -
American Century VP Income
& Growth Q

American Century Variable       10.000000        10.825822           8.26%         1,195,005        1998(3)
Portfolios, Inc. -
American Century VP Income
& Growth - NQ


American Century Variable       13.753336        16.121219          17.22%         4,804,748        1998
Portfolios, Inc. -              11.745639        13.753336          17.09%         3,513,167        1997
American Century VP             10.402550        11.745639          12.91%         2,194,705        1996
International-Q                  9.392316        10.402550          10.76%         1,565,354        1995
                                10.000000         9.392316          -6.08%           688,372        1994



                                   16 of 151



                            ACCUMULATION     ACCUMULATION     PERCENT CHANGE    NUMBER OF
                            UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION   ACCUMULATION
UNDERLYING MUTUAL FUND      BEGINNING OF     END OF PERIOD    UNIT VALUE        UNITS AT END OF      YEAR
                            PERIOD                                              PERIOD

American Century Variable       13.753336        16.121219          17.22%           3,904,415        1998
Portfolios, Inc. -              11.745639        13.753336          17.09%           2,814,767        1997
American Century VP             10.402550        11.745639          12.91%           1,758,586        1996
International-NQ                 9.392316        10.402550          10.76%           1,498,305        1995
                                10.000000         9.392316          -6.08%             845,551        1994

American Century Variable       12.621843        13.057214           3.45%           1,289,505        1998
Portfolio, Inc. -               10.142565        12.621843          24.44%           1,153,698        1997
American Century VP Value-      10.000000        10.142565           1.43%              12,933        1996(1)
Q

American Century Variable       12.621843        13.057214           3.45%           1,042,979        1998
Portfolio, Inc. -               10.142565        12.621843          24.44%           1,177,685        1997
American Century VP Value-      10.000000        10.142565           1.43%              77,276        1996(1)
NQ

AVIS-                           31.433956        42.056137          33.79%             371,663        1998
Growth Fund-Q                   24.479182        31.433956          28.41%             425,839        1997
                                21.880052        24.479182          11.88%             486,423        1996
                                16.632869        21.880052          31.55%             533,382        1995
                                16.767635        16.632869          -0.80%             568,831        1994
                                14.603954        16.767635          14.82%             614,673        1993
                                13.356752        14.603954           9.34%             630,618        1992
                                10.154286        13.356752          31.54%             637,666        1991
                                10.758820        10.154286          -5.62%             612,309        1990
                                 8.912471        10.758820          20.72%             578,318        1989(2)
                                 7.950563         8.912471          12.10%             335,760        1988

AVIS-                           31.433956        42.056137          33.79%             368,482        1998
Growth Fund-NQ                  24.479182        31.433956          28.41%             417,659        1997
                                21.880052        24.479182          11.88%             471,250        1996
                                16.632869        21.880052          31.55%             544,338        1995
                                16.767635        16.632869          -0.80%             538,005        1994
                                14.603954        16.767635          14.82%             573,448        1993
                                13.356752        14.603954           9.34%             658,355        1992
                                10.154286        13.356752          31.54%             675,796        1991
                                10.758820        10.154286          -5.62%             709,255        1990
                                 8.912471        10.758820          20.72%             847,522        1989(2)

AVIS-                           25.696356        25.475118          -0.86%              62,435        1998
High-Yield Bond Fund-Q          23.160826        25.696356          10.95%              79,449        1997
                                20.729452        23.160826          11.73%              74,769        1996
                                17.247186        20.729452          20.19%              74,984        1995
                                18.696382        17.247186          -7.75%              90,073        1994
                                16.269615        18.696382          14.92%              97,302        1993
                                14.656040        16.269615          11.01%              96,741        1992
                                11.731211        14.656040          24.93%             104,317        1991
                                11.446666        11.731211           2.49%              91,778        1990
                                10.615988        11.446666           7.82%             107,592        1989(2)


                                   17 of 151



                            ACCUMULATION     ACCUMULATION    PERCENT CHANGE IN  NUMBER OF
                            UNIT VALUE AT    UNIT VALUE AT   ACCUMULATION UNIT  ACCUMULATION
UNDERLYING MUTUAL FUND      BEGINNING OF     END OF PERIOD   VALUE              UNITS AT END        YEAR
                            PERIOD                                              OF PERIOD

AVIS-                           25.696356        25.475118         -0.86%             38,541        1998
High-Yield Bond Fund-NQ         23.160826        25.696356         10.95%             44,445        1997
                                20.729452        23.160826         11.73%             53,096        1996
                                17.247186        20.729452         20.19%             65,007        1995
                                18.696382        17.247186         -7.75%             63,653        1994
                                16.269615        18.696382         14.92%             90,260        1993
                                14.656040        16.269615         11.01%             85,512        1992
                                11.731211        14.656040         24.93%             93,543        1991
                                11.446666        11.731211          2.49%             84,258        1990
                                10.615988        11.446666          7.82%            120,140        1989(2)

AVIS-                           19.60955         21.026607          6.78%            129,959        1998
U.S. Gov't/AAA-Rated            18.395431        19.690955          7.04%            146,543        1997
Securities Fund-Q               18.077072        18.395431          1.76%            183,087        1996
                                15.872495        18.077072         13.89%            315,331        1995
                                16.810323        15.872495         -5.58%            346,442        1994
                                15.319654        16.810323          9.73%            414,364        1993
                                14.425067        15.319654          6.20%            396,892        1992
                                12.605067        14.425067         14.44%            436,968        1991
                                11.780016        12.605067          7.00%            457,802        1990
                                10.909251        11.780016          7.98%            493,935        1989(2)

AVIS-                           19.026607        21.026607          6.78%             81,141        1998
U.S. Gov't/AAA-Rated            18.395431        19.690955          7.04%            111,728        1997
Securities Fund-NQ              18.077072        18.395431          1.76%            149,634        1996
                                15.872495        18.077072         13.89%            238,614        1995
                                16.810323        15.872495         -5.58%            272,776        1994
                                15.319654        16.810323          9.73%            365,338        1993
                                14.425067        15.319654          6.20%            447,387        1992
                                12.605067        14.425067         14.44%            496,734        1991
                                11.780016        12.605067          7.00%            528,128        1990
                                10.909251        11.780016          7.98%            997,613        1989(2)

Dreyfus Stock Index             21.614298        27.352140         26.55%         16,760,500        1998
Fund, Inc.- Q                   16.470432        21.614298         31.23%         12,220,119        1997
                                13.619180        16.470432         20.94%          7,592,255        1996
                                10.087774        13.619180         35.01%          3,284,707        1995
                                10.130946        10.087774         -0.43%            539,188        1994
                                10.000000        10.130946          1.31%            114,256        1993

Dreyfus Stock Index             21.614298        27.352140         26.55%         11,496,653        1998
Fund, Inc.- NQ                  16.470432        21.614298         31.23%          9,791,828        1997
                                13.619180        16.470432         20.94%          6,210,747        1996
                                10.087774        13.619180         35.01%          2,805,145        1995
                                10.130946        10.087774         -0.43%            418,990        1994
                                10.000000        10.130946          1.31%             53,556        1993

Dreyfus Variable                10.192063        13.099410         28.53%          3,218,773        1998
Investment Fund- Capital        10.000000        10.192063          1.92%            160,444        1997(1)
Appreciation Portfolio - Q

Dreyfus Variable                10.192063        13.099410         28.53%          3,158,512        1998
Investment Fund- Capital        10.000000        10.192063          1.92%            195,833        1997(1)
Appreciation Portfolio - NQ

Dreyfus Variable                11.455116        12.641927         10.36%          1,530,286        1998
Investment Fund - Growth &       9.986925        11.455116         14.70%            948,045        1997
Income Portfolio - Q            10.000000         9.986925         -0.13%             15,022        1996(1)

Dreyfus Variable                11.455166        12.641927         10.36%          1,010,647        1998
Investment Fund - Growth &       9.986925        11.455166         14.70%            850,450        1997
Income Portfolio NQ             10.000000         9.986925         -0.13%              2,643        1996(1)



                                   18 of 151



                            ACCUMULATION     ACCUMULATION    PERCENT CHANGE IN  NUMBER OF
                            UNIT VALUE AT    UNIT VALUE AT   ACCUMULATION UNIT  ACCUMULATION
UNDERLYING MUTUAL FUND      BEGINNING OF     END OF PERIOD   VALUE              UNITS AT END        YEAR
                            PERIOD                                              OF PERIOD

The Dreyfus Socially            21.597400        27.580026         27.70%          3,208,339        1998
Responsible Growth              17.037112        21.597400         26.77%          2,568,412        1997
Fund, Inc.- Q                   14.239508        17.037112         19.65%          1,552,615        1996
                                10.721141        14.239508         32.82%            640,387        1995
                                10.702195        10.721141          0.18%            301,426        1994
                                10.000000        10.702195          7.02%             32,265        1993

The Dreyfus Socially            21.597400        27.580026         27.70%          1,734,954        1998
Responsible Growth              17.037112        21.597400         26.77%          1,595,569        1997
Fund, Inc.- NQ                  14.239508        17.037112         19.65%          1,190,421        1996
                                10.721141        14.239508         32.82%            421,093        1995
                                10.702195        10.721141          0.18%            263,764        1994
                                10.000000        10.702195          7.02%             48,396        1993

Fidelity VIP                    35.459509        39.068090         10.18%         23,119,147        1998
Equity-Income                   28.043676        35.459509         26.44%         23,984,214        1997
Portfolio-Q                     24.863579        28.043676         12.79%         23,565,494        1996
                                18.646331        24.863579         33.34%         21,482,777        1995
                                17.644458        18.646331          5.68%         15,283,540        1994
                                15.123262        17.644458         16.67%         10,828,747        1993
                                13.099125        15.123262         15.45%          6,712,294        1992
                                10.095775        13.099125         29.75%          4,458,956        1991
                                12.075648        10.095775        -16.40%          3,063,355        1990
                                10.425721        12.075648         15.83%          1,898,037        1989

Fidelity VIP Equity -           35.459509        39.068090         10.18%         17,190,931        1998
Income Portfolio-NQ             28.043676        35.459509         26.44%         19,527,927        1997
                                24.863579        28.043676         12.79%         20,058,276        1996
                                18.646331        24.863579         33.34%         21,094,657        1995
                                17.644458        18.646331          5.68%         15,217,260        1994
                                15.123262        17.644458         16.67%         11,195,669        1993
                                13.099125        15.123262         15.45%          6,754,475        1992
                                10.095775        13.099125         29.75%          4,614,322        1991
                                12.075648        10.095775        -16.40%          3,627,225        1990
                                10.425721        12.075648         15.83%          2,861,738        1989

Fidelity VIP Growth             46.18894         64.597153         37.68%         17,523,628        1998
Portfolio-Q                     38.497038        46.918894         21.88%         17,382,123        1997
                                34.006052        38.497038         13.21%         17,849,804        1996
                                25.451479        34.006052         33.61%         15,252,906        1995
                                25.790764        25.451479         -1.32%         11,689,858        1994
                                21.890060        25.790764         17.82%          8,260,724        1993
                                20.287900        21.890060          7.90%          5,747,021        1992
                                14.125398        20.287900         43.63%          3,088,464        1991
                                16.214983        14.125398        -12.89%          1,245,106        1990
                                12.501824        16.214983         29.70%            398,400        1989
                                10.938414        12.501824         14.29%             38,122        1988



                                   19 of 151



                            ACCUMULATION     ACCUMULATION    PERCENT CHANGE IN   NUMBER OF
                            UNIT VALUE AT    UNIT VALUE AT   ACCUMULATION UNIT   ACCUMULATION
UNDERLYING MUTUAL FUND      BEGINNING OF     END OF PERIOD   VALUE               UNITS AT END       YEAR
                            PERIOD                                               OF PERIOD

Fidelity VIP Growth             46.918894        64.597153         37.68%         11,328,287        1998
Portfolio-NQ                    38.497038        46.918894         21.88%         11,857,821        1997
                                34.006052        38.497038         13.21%         13,715,597        1996
                                25.451479        34.006052         33.61%         13,813,237        1995
                                25.790764        25.451479         -1.32%         10,492,508        1994
                                21.890060        25.790764         17.82%          8,788,434        1993
                                20.287900        21.890060          7.90%          6,695,765        1992
                                14.125398        20.287900         43.63%          4,003,764        1991
                                16.214983        14.125398        -12.89%          2,190,071        1990
                                12.501824        16.214983         29.70%             57,832        1989

Fidelity VIP High               28.515871        26.926873         -5.57%          6,464,105        1998
Income Portfolio-Q              24.553550        28.515871         16.14%          6,886,178        1997
                                21.817076        24.553550         12.54%          7,274,256        1996
                                18.327364        21.817076         19.04%          6,464,833        1995
                                18.859652        18.327364         -2.82%          4,924,388        1994
                                15.855840        18.859652         18.94%          4,044,756        1993
                                13.055215        15.855840         21.45%          1,837,635        1992
                                 9.778064        13.055215         33.52%            669,289        1991
                                10.147625         9.778064         -3.64%            277,945        1990
                                10.736745        10.147625         -5.49%            209,652        1989

Fidelity VIP High               28.926873        26.926873         -5.57%          6,457,997        1998
Income Portfolio-NQ             24.553550        28.515871         16.14%          8,097,358        1997
                                21.817076        24.553550         12.54%          8,722,126        1996
                                18.327364        21.817076         19.04%          7,993,534        1995
                                18.859652        18.327364         -2.82%          6,177,851        1994
                                15.855840        18.859652         18.94%          5,307,509        1993
                                13.055215        15.855840         21.45%          2,645,096        1992
                                 9.778064        13.055215         33.52%          1,098,412        1991
                                10.147625         9.778064         -3.64%            425,270        1990
                                10.736745        10.147625         -5.49%            353,195        1989

Fidelity VIP Overseas           18.248482        20.307878         11.29%         11,283,013        1998
Portfolio-Q                     16.573676        18.248482         10.11%         12,793,113        1997
                                14.832631        16.573676         11.74%         13,781,464        1996
                                13.701507        14.832631          8.26%         14,272,080        1995
                                13.646118        13.701507          0.41%         15,065,853        1994
                                10.074553        13.646118         35.45%         11,518,590        1993
                                11.432117        10.074553        -11.88%          5,381,715        1992
                                10.707951        11.432117          6.76%          3,095,641        1991
                                11.042233        10.707951         -3.03%          1,715,341        1990
                                 8.858811        11.042233         24.65%            356,389        1989

Fidelity VIP Overseas           18.248482        20.307878         11.29%          9,318,467        1998
Portfolio-NQ                    16.573676        18.248482         10.11%         11,023,038        1997
                                14.832631        16.573676         11.74%         12,840,712        1996
                                13.701507        14.832631          8.26%         14,672,390        1995
                                13.646118        13.701507          0.41%         17,550,925        1994
                                10.074553        13.646118         35.45%         14,793,318        1993
                                11.432117        10.074553        -11.88%          5,341,001        1992
                                10.707951        11.432117          6.76%          3,211,265        1991
                                11.042233        10.707951         -3.03%          1,989,713        1990
                                 8.858811        11.042233         24.65%            605,461        1989



                                   20 of 151




                            ACCUMULATION     ACCUMULATION     PERCENT CHANGE    NUMBER OF
                            UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION   ACCUMULATION
UNDERLYING MUTUAL FUND      BEGINNING OF     END OF PERIOD    UNIT VALUE        UNITS AT END        YEAR
                            PERIOD                                              OF PERIOD

Fidelity VIP II Asset           24.319958        27.616728         13.56%         18,785,187        1998
Manager Portfolio-Q             20.422622        24.319958         19.08%         20,417,818        1997
                                18.056027        20.422622         13.11%         21,570,235        1996
                                15.641016        18.056027         15.44%         22,704,319        1995
                                16.874276        15.641016         -7.31%         24,788,850        1994
                                14.123234        16.874276         19.48%         17,438,762        1993
                                12.789976        14.123234         10.42%          6,977,842        1992
                                10.572963        12.789976         20.97%          2,513,661        1991
                                10.028081        10.572963          5.43%            729,271        1990
                                10.000000        10.028081          0.28%            161,084        1989

Fidelity VIP II Asset           24.319958        27.616728         13.56%         10,977,395        1998
Manager Portfolio- NQ           20.422622        24.319958         19.08%         12,420,418        1997
                                18.056027        20.422622         13.11%         13,822,886        1996
                                15.641016        18.056027         15.44%         16,037,811        1995
                                16.874276        15.641016         -7.31%         20,692,145        1994
                                14.123234        16.874276         19.48%         16,652,403        1993
                                12.789976        14.123234         10.42%          6,313,629        1992
                                10.572963        12.789976         20.97%          1,991,456        1991
                                10.028081        10.572963          5.43%            696,595        1990
                                10.000000        10.028081          0.28%            161,084        1989

Fidelity VIP II Contrafund      16.241378        20.836167         28.29%         15,609,123        1998
Portfolio - Q                   13.255157        16.241378         22.53%         13,856,940        1997
                                11.071500        13.255157         19.72%         10,594,586        1996
                                10.000000        11.071500         10.72%          3,025,498        1995

Fidelity VIP II Contrafund      16.241378        20.836167         28.29%         11,340,649        1998
Portfolio - NQ                  13.255157        16.241378         22.53%         11,315,346        1997
                                11.071500        13.255157         19.72%          9,866,842        1996
                                10.000000        11.071500         10.72%          3,490,716        1995

Fidelity VIP III - Growth       10.932125        13.446025         23.00%          2,942,745        1998
Opportunities Portfolio - Q     10.000000        10.932125          9.32%            946,688        1997(1)


Fidelity VIP III Growth         10.932125        13.446025         23.00%          2,183,868        1998
Opportunities Portfolio -       10.000000        10.932125          9.32%            861,112        1997(1)
NQ

Morgan Stanley Dean Witter       9.810487         6.934889        -29.31%            417,556        1998
Universal Funds, Inc.-          10.000000         9.810487         -1.90%            172,203        1997(1)
Emerging Markets
Debt Portfolio-Q

Morgan Stanley Dean Witter       9.810487         6.934889        -29.31%            283,779        1998
Universal Funds, Inc.-          10.000000         9.810487         -1.90%            222,098        1997(1)
Emerging Markets
Debt Portfolio-NQ

NSAT-Capital                    23.867569        30.616503         28.28%          6,725,123        1998
Appreciation Fund-Q             17.979967        23.867569         32.75%          3,948,978        1997
                                14.442619        17.979967         24.49%          2,288,355        1996
                                11.311683        14.442619         27.68%            897,315        1995
                                11.564256        11.311683         -2.18%            890,035        1994
                                10.689287        11.564256          8.19%            545,013        1993
                                10.000000        10.689287          6.89%            189,896        1992

NSAT-Capital                    23.867569        30.616503         28.28%          5,812,770        1998
Appreciation Fund-NQ            17.979967        23.867569         32.75%          4,139,623        1997
                                14.442619        17.979967         24.49%          2,612,175        1996
                                11.311683        14.442619         27.68%            904,797        1995
                                11.564256        11.311683         -2.18%            897,902        1994
                                10.689287        11.564256          8.19%            549,294        1993
                                10.000000        10.689287          6.89%            551,252        1992



                                   21 of 151


                            ACCUMULATION     ACCUMULATION    PERCENT CHANGE IN  NUMBER OF
                            UNIT VALUE AT    UNIT VALUE AT   ACCUMULATION UNIT  ACCUMULATION
UNDERLYING MUTUAL FUND      BEGINNING OF     END OF PERIOD   VALUE              UNITS AT END        YEAR
                            PERIOD                                              OF PERIOD

NSAT-                           32.793820        35.250995          7.49%          4,202,514        1998
Government Bond                 30.296925        32.793820          8.24%          3,575,004        1997
Fund-Q                          29.663756        30.296925          2.13%          3,938,276        1996
                                25.309101        29.663756         17.21%          4,150,795        1995
                                26.497619        25.309101         -4.49%          4,217,320        1994
                                24.513489        26.497619          8.09%          4,093,697        1993
                                23.025331        24.513489          6.46%          3,388,192        1992
                                19.989831        23.025331         15.19%          2,396,577        1991
                                18.497836        19.989831          8.07%          1,366,952        1990
                                16.442690        18.497836         12.50%            769,336        1989

NSAT-                           32.707206        35.157882         -0.26%          3,353,428        1998
Government Bond                 30.216906        32.707206          8.24%          2,848,085        1997
Fund-NQ                         29.585401        30.216906          2.13%          3,184,368        1996
                                25.242252        29.585401         17.21%          3,385,486        1995
                                26.427634        25.242252         -4.49%          3,855,380        1994
                                24.448737        26.427634          8.09%          4,068,930        1993
                                22.964507        24.448737          6.46%          3,746,706        1992
                                19.937021        22.964507         15.19%          3,069,935        1991
                                18.448970        19.937021          8.07%          2,213,029        1990
                                16.399248        18.448970         12.50%          1,776,299        1989

NSAT-Money                      22.994005        23.891623          3.90%         10,938,889        1998
Market Fund-Q*                  22.132823        22.994005          3.89%         10,935,137        1997
                                21.334141        22.132823          3.74%          9,766,503        1996
                                20.457373        21.334141          4.29%          9,961,763        1995
                                19.951530        20.457373          2.54%         11,466,217        1994
                                19.672720        19.951530          1.42%          5,669,948        1993
                                19.275668        19.672720          2.06%          5,743,893        1992
                                18.453701        19.275668          4.45%          5,848,337        1991
                                17.301093        18.453701          6.66%          4,869,455        1990
                                16.070303        17.301093          7.66%          1,988,984        1989

NSAT-Money                      22.994005        23.891623          3.90%         12,513,821        1998
Market Fund-NQ*                 22.132823        22.994005          3.89%         11,155,103        1997
                                21.334141        22.132823          3.74%         10,963.993        1996
                                20.457373        21.334141          4.29%         10,688,426        1995
                                19.951530        20.457373          2.54%         16,632,423        1994
                                19.672720        19.951530          1.42%          8,583,554        1993
                                19.275668        19.672720          2.06%          7,286,887        1992
                                18.453701        19.275668          4.45%          7,417,882        1991
                                17.301093        18.453701          6.66%          7,729,382        1990
                                16.070303        17.301093          7.66%          5,325,942        1989
                                15.171173        16.070303          5.93%          5,407,347        1988

NSAT-Nationwide Small           16.020642        15.971964         -0.30%          4,961,782        1998
Company Fund - Q                13.831813        16.020642         15.82%          4,812,645        1997
                                11.410135        13.831813         21.22%          3,071,120        1996
                                10.000000        11.410135         14.10%            157,084        1995

NSAT-Nationwide Small           16.020642        15.971964         -0.30%          3,151,728        1998
Company Fund - NQ               13.831813        16.020642         15.82%          3,793,288        1997
                                11.410135        13.831813         21.22%          3,061,699        1996
                                10.000000        11.410135         14.10%            607,477        1995



                                   22 of 151


                             ACCUMULATION    ACCUMULATION    PERCENT CHANGE IN  NUMBER OF
                             UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNIT  ACCUMULATION
UNDERLYING MUTUAL FUND       BEGINNING OF    END OF PERIOD   VALUE              UNITS AT END OF      YEAR
                             PERIOD                                             PERIOD

NSAT - Nationwide Small         10.000000         8.528787        -14.71%            405,997        1998(3)
Cap Value Fund - Q

NSAT - Nationwide Small         10.000000         8.528787        -14.71%            600,393        1998(3)
Cap Value Fund - NQ

NSAT-Total                      80.108117        93.358149         16.54%          4,459,090        1998
Return Fund-Q                   62.707634        80.108117         27.75%          4,368,093        1997
                                52.147953        62.707634         20.25%          3,546,292        1996
                                40.926247        52.147953         27.42%          2,843,673        1995
                                41.023082        40.926247         -0.24%          2,189,971        1994
                                37.471598        41.023082          9.48%          1,747,873        1993
                                35.094975        37.471598          6.77%          1,417,457        1992
                                25.674744        35.094975         36.69%            905,547        1991
                                28.286971        25.674744         -9.23%            720,473        1990
                                25.311336        28.286971         11.76%            604,552        1989

NSAT-Total                      78.045294        90.954119         16.54%          3,296,114        1998
Return Fund-NQ                  61.092889        78.045294         27.75%          3,538,356        1997
                                50.805130        61.092889         20.25%          3,148,253        1996
                                39.872391        50.805130         27.42%          2,833,128        1995
                                39.966728        39.872391         -0.24%          2,396,609        1994
                                36.506693        39.966728          9.48%          2,125,354        1993
                                34.191261        36.506693          6.77%          2,066,486        1992
                                25.013609        34.191261         36.69%          1,759,891        1991
                                27.558577        25.013609         -9.23%          1,524,116        1990
                                24.659571        27.558577         11.76%          1,576,425        1989

Neuberger Berman                37.889922        43.203987         14.03%          4,739,527        1998
AMT-Growth                      29.757359        37.889922         27.33%          5,338,769        1997
Portfolio-Q                     27.626244        29.757359          7.71%          5,597,573        1996
                                21.247525        27.626244         30.02%          5,919,670        1995
                                22.656907        21.247525         -6.22%          4,909,356        1994
                                21.495392        22.656907          5.40%          4,959,418        1993
                                19.882145        21.495392          8.11%          4,432,865        1992
                                15.527030        19.882145         28.05%          3,336,332        1991
                                17.135185        15.527030         -9.39%          1,761,170        1990
                                13.408445        17.135185         27.79%            751,612        1989

Neuberger Berman                37.889922        43.203987         14.03%          3,535,046        1998
AMT-Growth Portfolio-           29.757359        37.889922         27.33%          4,164,923        1997
NQ                              27.626244        29.757359          7.71%          4,702,904        1996
                                21.247525        27.626244         30.02%          5,358,461        1995
                                22.656907        21.247525         -6.22%          4,342,056        1994
                                21.495392        22.656907          5.40%          4,728,052        1993
                                19.882145        21.495392          8.11%          4,843,969        1992
                                15.527030        19.882145         28.05%          3,982,667        1991
                                17.135185        15.527030         -9.39%          2,294,185        1990
                                13.408445        17.135185         27.79%          1,363,755        1989



                                   23 of 151


                            ACCUMULATION     ACCUMULATION    PERCENT CHANGE IN  NUMBER OF
                            UNIT VALUE AT    UNIT VALUE AT   ACCUMULATION UNIT  ACCUMULATION
UNDERLYING MUTUAL FUND      BEGINNING OF     END OF PERIOD   VALUE              UNITS AT END        YEAR
                            PERIOD                                              OF PERIOD

Neuberger Berman                17.690564        18.227259          3.03%          3,027,892        1998
AMT- Limited Maturity           16.791470        17.690564          5.35%          3,398,882        1997
Bond Portfolio-Q                16.311479        16.791470          2.94%          3,722,398        1996
                                14.896724        16.311479          9.50%          4,061,293        1995
                                15.115753        14.896724         -1.45%          3,859,535        1994
                                14.362908        15.115753          5.24%          5,013,322        1993
                                13.836035        14.362908          3.81%          3,563,619        1992
                                12.589849        13.836035          9.90%          1,462,609        1991
                                11.776036        12.589849          6.91%            720,644        1990
                                10.770188        11.776036          9.34%            303,493        1989

Neuberger Berman                17.690564        18.227259          3.03%          2,828,271        1998
AMT- Limited Maturity           16.791470        17.690564          5.35%          2,928,007        1997
Bond Portfolio-NQ               16.311479        16.791470          2.94%          3,388,267        1996
                                14.896724        16.311479          9.50%          3,866,535        1995
                                15.115753        14.896724         -1.45%          4,238,249        1994
                                14.362908        15.115753          5.24%          5,023,386        1993
                                13.836035        14.362908          3.81%          3,217,005        1992
                                12.589849        13.836035          9.90%          1,326,257        1991
                                11.776036        12.589849          6.91%            676,768        1990
                                10.770188        11.776036          9.34%            299,695        1989

Neuberger Berman                22.354609        22.992724          2.85%          7,610,496        1998
AMT- Partners                   17.256151        22.354609         29.55%          7,980,031        1997
Portfolio-Q                     13.494251        17.256151         27.88%          5,383,558        1996
                                10.017795        13.494251         34.70%          2,151,917        1995
                                10.000000        10.017795          0.18%            223,285        1994

Neuberger Berman                22.54609         22.992724          2.85%          5,337,515        1998
AMT- Partners                   17.256151        22.354609         29.55%          7,769,569        1997
Portfolio- NQ                   13.494251        17.256151         27.88%          5,392,259        1996
                                10.017795        13.494251         34.70%          2,173,222        1995
                                10.000000        10.017795          0.18%            324,320        1994

Neuberger Berman AMT -          10.000000         9.282422         -7.18%            928,355        1998(3)
Guardian Portfolio - Q

Neuberger Berman AMT -          10.000000         9.282422         -7.18%             782,161       1998(3)
Guardian Portfolio - NQ

Oppenheimer VAF-                18.715948        19.729274          5.41%           4,366,241       1998
Oppenheimer  Bond               17.356310        18.715948          7.83%           4,076,992       1997
Fund/VA-Q                       16.781326        17.356310          3.43%           3,808,030       1996
                                14.531774        16.781326         15.48%           3,369,101       1995
                                15.013579        14.531774         -3.21%           2,694,486       1994
                                13.456350        15.013579         11.57%           2,304,838       1993
                                12.801628        13.456350          5.11%           1,429,504       1992
                                11.026344        12.801628         16.10%             609,779       1991
                                10.352435        11.026344          6.51%             193,600       1990
                                10.000000        10.352435          3.52%              64,637       1989



                                   24 of 151



                            ACCUMULATION     ACCUMULATION    PERCENT CHANGE IN  NUMBER OF
                            UNIT VALUE AT    UNIT VALUE AT   ACCUMULATION UNIT  ACCUMULATION
UNDERLYING MUTUAL FUND      BEGINNING OF     END OF PERIOD   VALUE              UNITS AT END        YEAR
                            PERIOD                                              OF PERIOD

Oppenheimer VAF-                18.715948        19.729274          5.41%           3,654,118        1998
Oppenheimer Bond                17.356310        18.715948          7.83%           3,420,959        1997
Fund/VA-NQ                      16.781326        17.356310          3.43%           3,276,566        1996
                                14.531774        16.781326         15.48%           3,073,942        1995
                                15.013579        14.531774         -3.21%           2,666,115        1994
                                13.456350        15.013579         11.57%           2,249,484        1993
                                12.801628        13.456350          5.11%           1,407,269        1992
                                11.026344        12.801628         16.10%             627,014        1991
                                10.352435        11.026344          6.51%             243,677        1990
                                10.000000        10.352435          3.52%              56,538        1989

Oppenheimer VAF                 16.030693        18.054116         12.62%           9,503,851        1998
Oppenheimer Global              13.266755        16.030693         20.83%           9,603,574        1997
Securities Fund/VA-NQ           11.411200        13.266755         16.26%           7,895,779        1996
                                11.307851        11.411200          0.91%           6,518,772        1995
                                12.151882        11.307851         -6.95%           6,376,101        1994
                                10.000000        12.151882         21.52%           1,254,946        1993

Oppenheimer VAF                 16.030693        18.054116         12.62%           5,697,473        1998
Oppenheimer Global              13.266755        16.030693         20.83%           6,175,581        1997
Securities Fund/VA-NQ           11.411200        13.266755         16.26%           5,355,527        1996
                                11.307851        11.411200          0.91%           4,810,440        1995
                                12.151882        11.307851         -6.95%           6,373,740        1994
                                10.000000        12.151882         21.52%           1,833,969        1993

Oppenheimer VAF                 10.427884        12.762568         22.39%           1,553,053        1998
-Oppenheimer Capital            10.000000        10.427884          4.28%             465,695        1997(1)
Appreciation Fund/VA
(formerly Oppenheimer
Growth Fund)

Oppenheimer VAF                 10.427884        12.762568         22.39%           1,122,440        1998
- Oppenheimer Capital           10.000000        10.427884          4.28%             330,322        1997(1)
Appreciation Fund/VA
(formerly Oppenheimer
Growth Fund) -NQ

Oppenheimer VAF-                20.878401        21.978211          5.27%           4,734,705        1998
Oppenheimer Multiple            18.045475        20.878401         15.70%           5,140,468        1997
Strategies Fund/VA-Q            15.831164        18.045475         13.99%           4,869,534        1996
                                13.216172        15.831164         19.79%           4,418,303        1995
                                13.655607        13.216172         -3.22%           3,897,893        1994
                                11.932236        13.655607         14.44%           2,951,734        1993
                                11.091678        11.932236          7.58%           1,837,408        1992
                                 9.565675        11.091678         15.95%           1,118,029        1991
                                 9.880485         9.565675         -3.19%             643,641        1990
                                10.000000         9.880485         -1.20%             139,332        1989

Oppenheimer VAF-                20.878401        21.978211          5.27%           3,383,989        1998
Oppenheimer Multiple            18.045475        20.878401         15.70%           4,005,875        1997
Strategies Fund/VA-NQ           15.831164        18.045475         13.99%           3,811,559        1996
                                13.216172        15.831164         19.79%           3,837,204        1995
                                13.655607        13.216172         -3.22%           3,363,638        1994
                                11.932236        13.655607         14.44%           2,677,668        1993
                                11.091678        11.932236          7.58%           1,697,934        1992
                                 9.565675        11.091678         15.95%           1,012,431        1991
                                 9.880485         9.565675         -3.19%             603,205        1990
                                10.000000         9.880485         -1.20%             184,606        1989



                                   25 of 151



                             ACCUMULATION    ACCUMULATION     PERCENT CHANGE    NUMBER OF
                             UNIT VALUE AT   UNIT VALUE AT    IN ACCUMULATION   ACCUMULATION
UNDERLYING MUTUAL FUND       BEGINNING OF    END OF PERIOD    UNIT VALUE        UNITS AT END OF      YEAR
                             PERIOD                                             PERIOD

Strong Opportunity              26.092982        29.241637         12.07%           10,757,453       1998
Fund II, Inc.-Q                 21.072564        26.092982         23.82%           11,262,847       1997
                                18.071722        21.072564         16.61%           11,342,542       1996
                                14.551898        18.071722         24.19%            9,874,627       1995
                                14.230988        14.551898          2.26%            8,576,003       1994
                                11.519061        14.230988         23.54%            4,733,084       1993
                                10.000000        11.519061         15.19%            1,132,322       1992

Strong Opportunity              26.09298         29.241637         12.07%            6,829,157       1998
Fund II, Inc.-NQ                21.072564        26.092982         23.82%            7,827,155       1997
                                18.071722        21.072564         16.61%            8,634,564       1996
                                14.551898        18.071722         24.19%            8,712,015       1995
                                14.230988        14.551898          2.26%            8,937,552       1994
                                11.519061        14.230988         23.54%            5,766,194       1993
                                10.000000        11.519061         15.19%            1,281,636       1992

Strong Variable                 17.733129        18.773240          5.87%            3,330,945       1998
Insurance Funds, Inc.-          16.129688        17.733129          9.94%            3,782,422       1997
Discovery Fund II,              16.212409        16.129688         -0.51%            4,502,456       1996
Inc.-Q                          12.143604        16.212409         33.51%            5,223,195       1995
                                13.003747        12.143604         -6.61%            3,921,214       1994
                                10.796708        13.003747         20.44%            2,178,730       1993
                                10.000000        10.796708          7.97%            1,002,256       1992

Strong Variable                  17.733129       18.773240          5.87%            2,561,304       1998
Insurance Funds, Inc.-           16.129688       17.733129          9.94%            3,017,702       1997
Discovery Fund II,               16.212409       16.129688         -0.51%            3,833,429       1996
Inc.-NQ                          12.143604       16.212409         33.51%            5,248,509       1995
                                 13.003747       12.143604         -6.61%            4,385,371       1994
                                 10.796708       13.003747         20.44%            3,188,982       1993
                                 10.000000       10.796708          7.97%            1,433,375       1992

Strong Variable                   9.509278        8.937224         -6.02%            1,115,317       1998
Insurance Funds, Inc.-           11.140682        9.509278        -14.64%            1,303,896       1997
International Stock              10.226470       11.140682          8.94%            1,788,555       1996
Fund II - Q                      10.000000       10.226470          2.26%               78,603       1995


Strong Variable                   9.509278        8.937224         -6.02%              824,150       1998
Insurance Funds, Inc.-           11.140682        9.509278        -14.64%            1,020,345       1997
International Stock              10.226470       11.140682          8.94%            1,660,749       1996
Fund II - NQ                     10.000000       10.226470          2.26%               86,735       1995

Van Eck Worldwide                14.758566       16.424717         11.29%            1,824,058       1998
Insurance Trust -                14.604281       14.758566          1.06%            2,104,195       1997
Worldwide Bond Fund-Q            14.433345       14.604281          1.18%            2,627,198       1996
                                 12.465907       14.433345         15.78%            2,993,355       1995
                                 12.798654       12.465907         -2.60%            2,731,900       1994
                                 12.031194       12.798654          6.38%            2,906,303       1993
                                 12.872259       12.031194         -6.53%            2,263,731       1992
                                 11.012132       12.872259         16.89%            1,132,905       1991
                                 10.027192       11.012132          9.82%              453,396       1990
                                 10.000000       10.027192          0.27%               51,091       1989


                                   26 of 151


                              ACCUMULATION    ACCUMULATION     PERCENT CHANGE    NUMBER OF
                              UNIT VALUE AT   UNIT VALUE AT    IN ACCUMULATION   ACCUMULATION
UNDERLYING MUTUAL FUND        BEGINNING OF    END OF PERIOD    UNIT VALUE        UNITS AT END OF      YEAR
                              PERIOD                                             PERIOD

Van Eck Worldwide                14.758566       16.424717         11.29%            1,736,777       1998
Insurance Trust -                14.604281       14.758566          1.06%            2,016,599       1997
Worldwide Bond Fund-             14.433345       14.604281          1.18%            2,639,292       1996
NQ                               12.465907       14.433345         15.78%            3,020,939       1995
                                 12.798654       12.465907         -2.60%            3,204,016       1994
                                 12.031194       12.798654          6.38%            3,619,098       1993
                                 12.872259       12.031194         -6.53%            2,707,532       1992
                                 11.012132       12.872259         16.89%            1,168,830       1991
                                 10.027192       11.012132          9.82%              497,712       1990
                                 10.000000       10.027192          0.27%               27,550       1989

Van Eck Worldwide                 8.738462        5.716175        -34.99%            1,862,823       1998
Insurance Trust -                10.077830        8.792462        -12.75%            2,421,738       1997
Worldwide Emerging               10.000000       10.077830          0.78%              271,881       1996(1)
Markets Fund Q

Van Eck Worldwide                 8.792462        5.716175        -34.99%            1,394,148       1998
Insurance Trust - Worldwide      10.077830        8.792462        -12.75%            2,018,746       1997
Emerging Markets Fund - NQ       10.000000       10.077830          0.78%              239,183       1996(1)

Van Eck Worldwide                15.737781       10.743036        -31.87%           1,976, 563       1998
Insurance Trust-                 16.248199       15.767781         -2.96%            2,616,530       1997
Worldwide                        13.944310       16.248199         16.52%            3,151,393       1996
Hard Assets Fund-Q               12.728311       13.944310          9.55%            3,166,034       1995
                                 13.544828       12.728311         -6.03%            3,213,104       1994
                                  8.325308       13.544828         62.69%            2,189,942       1993
                                  8.795164        8.325308         -5.34%              800,912       1992
                                  9.175494        8.795164         -4.15%              449,387       1991
                                 10.823789        9.175494        -15.23%              337,698       1990
                                 10.000000       10.823789          8.24%               44,378       1989

Van Eck Worldwide                15.767781       10.743036        -31.87%            1,953,375       1998
Insurance Trust-Worldwide        16.248199       15.767781         -2.96%            2,702,266       1997
Hard Assets Fund-NQ              13.944310       16.248199         16.52%            3,558,069       1996
                                 12.728311       13.944310          9.55%            3,714,045       1995
                                 13.544828       12.728311         -6.03%            4,473,812       1994
                                  8.325308       13.544828         62.69%            3,344,681       1993
                                  8.795164        8.325308         -5.34%              960,152       1992
                                  9.175494        8.795164         -4.15%              565,314       1991
                                 10.823789        9.175494        -15.23%              475,693       1990
                                 10.000000       10.823789          8.24%               83,552       1989

Van Kampen                       17.901858       15.615675        -12.77%            2,429,141       1998
Life Investment Trust -          14.931303       17.901858         19.89%            3,539,264       1997
Morgan Stanley Real Estate       10.765351       14.931303         38.70%            2,491,780       1996
Securities Portfolio - Q         10.000000       10.765351          7.65%              161,110       1995

Van Kampen                       17.901858       15.615675         -12.77%           2,423,893       1998
Life Investment Trust -          14.931303       17.901858          19.89%           4,040,440       1997
Morgan Stanley Real Estate       10.765351       14.931303          38.70%           3,554,657       1996
Securities Portfolio - NQ        10.000000       10.765351           7.65%             310,010       1995



                                   27 of 151



                              ACCUMULATION    ACCUMULATION     PERCENT CHANGE    NUMBER OF
                              UNIT VALUE AT   UNIT VALUE AT    IN ACCUMULATION   ACCUMULATION
UNDERLYING MUTUAL FUND        BEGINNING OF    END OF PERIOD    UNIT VALUE        UNITS AT END OF      YEAR
                              PERIOD                                             PERIOD

Warburg Pincus Trust-            11.164048       11.608185           3.98%           4,923,915       1998
International Equity             11.572294       11.164048          -3.53%           5,900,906       1997
Portfolio - Q                    10.661059       11.572294           8.55%           5,551,036       1996
                                 10.000000       10.661059           6.61%           1,798,470       1995

Warburg Pincus Trust-            11.164048       11.608185           3.98%           3,738,519       1998
International Equity             11.572294       11.164048          -3.53%           5,196,387       1997
Portfolio - NQ                   10.661059       11.572294           8.55%           5,736,148       1996
                                 10.000000       10.661059           6.61%           2,012,385       1995

Warburg Pincus Trust-            11.369600       11.952364           5.13%             531,483       1998
Post-Venture Capital             10.163772       11.369600          11.86%             391,358       1997
Portfolio Q                      10.000000       10.163772           1.64%             205,349       1996(1)

Warburg Pincus Trust-            11.369600       11.952364           5.13%             448,154       1998
Post-Venture Capital             10.163772       11.369600          11.86%             316,378       1997
Portfolio NQ                     10.000000       10.163772           1.64%             198,784       1996(1)

Warburg Pincus Trust-            15.950665       15.294249          -4.12%           5,715,162       1998
Small Company Growth             13.973889       15.950665          14.15%           6,148,609       1997
Portfolio - Q                    12.430073       13.973889          12.42%           4,899,073       1996
                                 10.000000       12.430073          24.30%           2,450,661       1995

Warburg Pincus Trust-            15.950665       15.294249          -4.12%           4,595,026       1998
Small Company Growth             13.973889       15.950665          14.15%           5,532,845       1997
Portfolio - NQ                   12.430073       13.973889          12.42%           4,810,067       1996
                                 10.000000       12.430073          24.30%           2,574,975       1995





*The 7-day yield on the NSAT Money Market Fund as of December 31, 1998 was
3.52%.


(1) The Dreyfus Variable Investment Fund - Capital Appreciation Portfolio, Fidelity VIP III - Growth Opportunities Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio, and Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA (formerly Oppenheimer Growth Fund) were added July 14, 1997. Consequently, the condensed financial information reflects the accumulation unit values for the accumulation units outstanding for the period from July 14, 1997 to December 31, 1997. The American Century Variable Portfolio, Inc. - American Century VP Value, Dreyfus Variable Investment Fund Growth & Income Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund, and Warburg Pincus Trust - Post-Venture Capital Portfolio were added December 23, 1996. Consequently, the condensed financial information reflects the accumulation unit values for the accumulation units outstanding for the period from December 23, 1996 to December 31, 1996.


(2) On October 20, 1989, Nationwide substituted shares of the American VI Series for the then existing shares of the American Life/Annuity Series. The unit values for the American VI Series started at the same unit values as the corresponding units of the American Life/Annuity Series on the date of the substitution.


(3) The American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund, NSAT Nationwide Small Cap Value Fund, and the Neuberger Berman AMT - Guardian Portfolio were added to the variable account on May 1, 1998. Consequently, the condensed financial information reflects the reporting period from May 1, 1998, to December 31, 1998.

                                   28 of 151

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE ADVISORY SERVICES, INC.

The contracts are distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-II is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on October 7, 1981, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Individual Retirement Annuities, Roth IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

                                   29 of 151

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

   1) shares of a current underlying mutual fund are no longer available for investment; or

   2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.


Purchase payments will be allocated to the fixed account by election of the contract owner.


The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

                                   30 of 151

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.


Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.

The mortality risk charge is equal to an annual rate of 0.80% of the daily net assets of the variable account. The mortality risk charges compensate Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charge is equal to an annual rate of 0.45% of the daily net assets of the variable account. The expense risk charges compensate Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. Contract Maintenance Charges are as follows:

MAINTENANCE CHARGE            CONTRACT TYPE


                    - Non-Qualified Contracts
$30.00              - Individual Retirement Annuities
                    - Roth IRAs
                    - Tax Sheltered Annuities (sold
                      prior to December 17, 1990)
                    - Qualified Contracts (issued
                      pursuant to a 401 plan prior
                      to January 14, 1991).(1)

                    - Tax Sheltered Annuity
$12.00                Contracts issued on or after
                      December 17, 1990 and before
                      August 1, 1994.(2)

                    - Qualified Contracts issued on
$30.00 to $0.00       or after January 14, 1991 and
                      before August 1, 1994.(3)

                    - Qualified Contracts (sold on
$12.00 to $0.00(4)    or after August 1, 1994); SEP
                      IRAs
                    - Tax Sheltered Annuity
                      Contracts (sold on or after August 1, 1994).


(1) Qualified contracts issued on or after 1/14/91 pursuant to a plan funded by contracts issued prior to 1/14/91, will have a Contract Maintenance Charge of $30.00.

(2) This charge may be lowered to reflect savings in administration of the contracts.

(3) Variances based on internal underwriting guidelines can result in a reduction of charges in incremental amounts of $5.00. Underwriting considerations include: size of the group; average participant account balance transferred to Nationwide; and administrative savings.

                                   31 of 151

(4) The amount of the charge is determined based on Nationwide's underwriting guidelines.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge equal to 0.05% of the daily net asset of the variable account. This charge reimburses Nationwide for administrative expenses related to maintenance of the contract.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE


No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.


For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies to contracts issued on or after December 15, 1988 as follows:


 Number of Years from Date             CDSC
    of Purchase Payment             Percentage

             0                          7%
             1                          6%
             2                          5%
             3                          4%
             4                          3%
             5                          2%
             6                          1%
             7                          0%

For contracts issued prior to December 15, 1998, the CDSC will not exceed the lesser of:

    (1)  5% of the amount surrendered; or

    (2) 5% of the total of all purchase payments made within 8 years of the surrender date.

After the first year from the date of each purchase payment, the contract owner may withdraw, without a CDSC, up to 5% of that purchase payment for each year it has remained on deposit (less the amount of such purchase payment previously surrendered free of charge) without a CDSC.

The CDSC is used to cover sales expenses, including commissions (maximum of 5.25% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:
   (a) up to 10% of each purchase payment under Individual Retirement Annuities issued on or after March 1, 1993; or

   (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

                                   32 of 151

Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

a) an amount equal to 10% of that purchase payment; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

   (1) upon the annuitization of contracts which have been in force for at least two years;

   (2) upon payment of a death benefit; or

   (3) from any values which have been held under a contract for at least
       7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

   (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

   (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity Contracts issued on or after December 17, 1990, Qualified Contracts sold in conjunction with 401 cases sold on or after January 14, 1991, and SEP IRA Contracts sold on or after January 14, 1991, Nationwide will waive the CDSC when:

    a) the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));

    b) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

    c) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

    d) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;

    e) the plan participant dies; or

    f) the contract is annuitized after 2 years from the inception of the contract.

The contract owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the contract owner takes withdrawals prior to age 59 1/2 (see "Non-Qualified Contracts- Natural Persons as Contract Owners").

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

   (1) the time the contract is surrendered;

   (2) annuitization; or


   (3) such other date as Nationwide becomes subject to premium taxes.

                                   33 of 151

Premium taxes may be deducted from death benefit proceeds.


CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

   -  on a Nationwide form;

   -  signed by the contract owner; and

   -  received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.


On the annuitization date, the annuitant will become the contract owner.


JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

   - Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

   - The exercise of any ownership right in the contract will require a written request signed by both joint owners;


   - An election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and


   - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.


ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies

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depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be change prior to the annuitization date with the consent of Nationwide.


BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT
MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

     CONTRACT       MINIMUM INITIAL       MINIMUM
       TYPE            PURCHASE         SUBSEQUENT
                        PAYMENT          PAYMENTS

Non-Qualified              $1,500           $10

IRA                        $0               $10

Roth IRA                   $0               $10

SEP IRA                    $0               $10

Tax Sheltered              $0               $10
Annuity

Qualified                  $0               $10



PRICING


Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.


Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.


Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:


-  New Year's Day                 - Independence Day
-  Martin Luther King, Jr. Day    - Labor Day
-  Presidents' Day                - Thanksgiving
-  Good Friday                    - Christmas
-  Memorial Day


Nationwide also will not price purchase payments if:

   (1) trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.


ALLOCATION OF PURCHASE PAYMENTS


Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any

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contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.


DETERMINING THE CONTRACT VALUE

The contract value is:


   1) the value of amounts allocated to the sub-accounts of the variable account;

   2) and amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

   (a)  is:

       (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

   (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

   (c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.


Determining Fixed Account Value


Nationwide determines the value of the fixed account by:

   1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

   2) adding any interest earned on the amounts allocated.


TRANSFERS


Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made

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within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 25% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account from the variable account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.


Transfer Requests


Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

After annuitization, transfers may only be made on the anniversary of the annuitization date.


Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's

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representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE


Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.


Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)


Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Partial Surrenders (Partial Redemption)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

a) the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the remaining contract value remaining after the contract owner has received the amount requested.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, a Contract Maintenance Charge, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN


Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

-   the participant dies;

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-   the participant retires;

-   the participant terminates employment due to total disability; or

- the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.


Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990


SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Contract or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.  The surrender limitations described in Section A also apply to:
     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

Surrender provisions may be modified pursuant to the plan terms and tax provisions of the Internal Revenue Code when a contract is issued to fund a Qualified Plan.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

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Contract provisions may be modified pursuant to plan terms when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                CONTRACT     MAXIMUM OUTSTANDING LOAN
                VALUES       BALANCE ALLOWED

NON-ERISA       up to        up to 80% of contract
PLANS           $20,000      value (not more than
                             $10,000)

                $20,000      up to 50% of contract
                and over     value (not more than
                             $50,000*)

ERISA PLANS     All          up to 50% of contract
                             value (not more than
                             $50,000*)


*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE


Nationwide may charge a Loan Processing Fee at the time each new loan is processed. If assessed it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.


HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

-   the contract is surrendered;

-   the contract owner/annuitant dies;

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-  the contract owner who is not the annuitant dies prior to annuitization; or

-  annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, Roth IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic

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transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Contract owners may participate in this program if their contract value is $15,000 or more. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual funds: Fidelity VIP High Income Portfolio, NSAT-Government Bond Fund, NSAT-Money Market Fund and Neuberger Berman AMT- Limited Maturity Bond Portfolio to any other underlying mutual fund. The minimum monthly transfer is $100.


Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owner that wish to utilize dollar cost averaging from the fixed account should first inquire as to whether any enhanced rate dollar cost averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. A CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

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ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Qualified Plan or Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

   (1) an annuity payment option; and

   (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY


A fixed payment annuity is an annuity where the amount of the annuity payment remains level.


The first payment under a fixed payment annuity is determined on the annuitization date on an age last birthday basis by:

   1)  deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY


A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.


The first payment under a variable payment annuity is determined on the annuitization date on an age last birthday basis by:

   1) deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

ASSUMED INVESTMENT RATE


An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment. The assumed investment rate of 3.5% is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

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VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

- the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

- an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

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If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.


Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.


If no beneficiary(ies) survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.


DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date Nationwide receives:

   (1)  proper proof of the annuitant's death;

   (2)  an election specifying the distribution method; and

   (3)  any state required form(s).

The beneficiary may elect to receive the death benefit:

   (1)  in a lump sum;

   (2)  as an annuity; or

   (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

For contracts issued on or after the later of May 1, 1998 or the date on which state insurance authorities approved applicable contract modifications:

- If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

     1)   the contract value; or

     2) the sum of all purchase payments, less an adjustment for amounts surrendered.

     The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

- If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

For contracts issued prior to May 1, 1998 or the date prior to which state insurance authorities approved applicable contract modifications:

- If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

     1)   the contract value; or

     2)   the sum of all purchase payments, less any amounts surrendered.

- If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

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REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

   1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

   2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

       a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

       b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

   a) the death of the annuitant will be treated as the death of a contract owner;

   b) any change of annuitant will be treated as the death of a contract owner; and

   c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

Distributions from Qualified Contracts or Tax Sheltered Annuities will be made according to the ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

   a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

   b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

   a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

   b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the

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plan year ending in the calendar year when the employee attains the age of 70
1/2.


Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity by the end of the previous calendar year by:

   a)   the annuitant's life expectancy, or if applicable;

   b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.


If the annuitant dies before distributions begin, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

   a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

   b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES OR SEP IRAS

Distributions from an Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

   a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

   b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

   a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

         1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or

         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

   b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than

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       December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity or SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

Simplified Employee Pensions (SEPS) and Salary Reduction Simplified Employee Pensions (SAR SEPS), described in Internal Revenue Code Section 408(k) are taxed in a manner similar to IRAs, and are subject to similar distribution requirements as IRAs. SAR SEPs cannot be established aster 1996.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

   a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

       1)  treat the contract as a Roth IRA established for his or her benefit;
           or

       2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

   b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax adviser to discuss in detail the taxation and the use of the contracts.

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Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.

Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Individual Retirement Annuities and Individual Retirement Accounts; (2) Roth IRAs; (3) SEP IRAs; (4) Qualified Contracts; (5) Tax Sheltered Annuities; and
(6) Non-Qualified Contracts. Each type of annuity is discussed below.

Individual Retirement Annuities, SEP IRAs and Individual Retirement Accounts

Distributions from Individual Retirement Annuities, SEP IRAs and contracts owned by Individual Retirement Accounts are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of these Individual Retirement Annuities or SEP IRAs, or the annuitant under contracts held by Individual Retirement Accounts must annually report to the Internal Revenue
Service:

    -  the amount of nondeductible purchase payments;

    -  the amount of any distributions;

    - the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and

    - the total balance in all Individual Retirement Annuities, SEP IRAs and Individual Retirement Accounts.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

    (i) it is made on or after the date on which the contract owner attains age 59 1/2;

    (ii) it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

    (iii) it is attributable to the contract owner's disability; or

    (iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Internal Revenue Code).

If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA contains qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Taxable distributions will not receive the same favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the contract is completely distributed, the balance will also be included in the contract owner's gross estate for tax purposes.

A change of the annuitant or contingent annuitant may be treated by the Internal Revenue Service as a taxable transaction.

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Tax Sheltered Annuities and Qualified Contracts

Distributions from Tax Sheltered Annuities and Qualified Contracts are generally taxed when received. A portion of each distribution is excludable from income based on a formula required by the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments (as determined pursuant to Section 72(d) of the Internal Revenue Code) until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

Non-Qualified Contracts - Natural Persons as Contract Owners


The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment is excludable from taxable income based on the ratio between the contract owner's investment in the contract and the expected return on the contract until the investment has been recovered. Thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income and no additional payments are due after his or her death, then he or she may be entitled to a deduction for the balance of the investment on his or her final income tax return.


Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the contract that is assigned or pledged; or for contracts issued after April 22, 1987, any portion of the contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12-month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations.

Distributions before the annuitization date allocable to a portion of the contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on earnings from contributions made to the contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium contract on which payments begin within one year of purchase. If this contract is issued as the result of an exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Internal Revenue Code Section 72 also assesses a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution

    1)    is the result of a contract owner's death;

    2)    is the result of a contract owner's disability;

    3) is one of a series of substantially equal periodic payments made over the life or life expectancy of the contract owner (or the joint lives or joint life expectancies of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner),

    4)    is for the purchase of an immediate annuity;

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    5)    is allocable to an investment in the contract before August 14, 1982.

A contract owner that wants to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to Nationwide. Upon receipt of this written request, Nationwide will inform the contract owner of Nationwide's policies and procedures, as well as contract limitations. An election to begin taking these withdrawals will be irrevocable and may not be amended or changed.


In order to qualify as an annuity contract under Section 72 of the Internal Revenue Code, the contract must provide for distribution of the entire contract upon a contract owner's death. These rules are described in "Required Distributions for Non-Qualified Contracts."


The Internal Revenue Code requires that any election to receive an annuity instead of a lump sum payment be made within 60 days after the lump sum becomes payable (generally, within 60 days of the death of a contract owner or the annuitant). As long as the election is made within the 60 day period, each distribution will be taxable when it is paid. Upon the end of this 60 day period, if no election has been made, the entire amount of the lump sum will be subject to immediate tax, even if the payee decides at a later date to take the distribution as an annuity.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned (or, pursuant to Section 72(u) of the Internal Revenue Code, deemed to be owned) by individuals. Different rules apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons") are not treated as annuity contracts under the Internal Revenue Code. Specifically, they are not treated as annuity contracts for purposes of Section 72. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract to the contract owner.


This non-natural person rule does not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This would put the contract back under
Section 72, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.


The non-natural person rule also does not apply to contracts that are:

    a) acquired by the estate of a decedent by reason of the death of the decedent;

    b) issued in connection with certain qualified retirement plans and individual retirement plans;

    c)    used in connection with certain structured settlements;

    d) purchased by an employer upon the termination of certain qualified retirement plans; or

    e)    an immediate annuity.

QUALIFIED PLANS, SEP IRAS, INDIVIDUAL RETIREMENT ANNUITIES AND TAX SHELTERED ANNUITIES

Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from Qualified Plans, SEP IRAs, Individual Retirement Annuities and Tax Sheltered Annuities should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.

Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to


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another Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the contract owner.

The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into other Qualified Plans, SEP IRAs or Individual Retirement Annuities. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or an Individual Retirement Account.
Distributions that may NOT be rolled over are those that are:

    a) one of a series of substantially equal annual (or more frequent) payments made:

          1)   over the life (or life expectancy) of the contract owner;

          2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary;

          3)   for a specified period of ten years or more; or

    b)    a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.

The contracts are available for Qualified Plans electing to comply with Section 404(c) of ERISA. It is the plan's responsibility to determine and satisfy the requirements of 404(c).

Individual Retirement Accounts, SEP IRAs and Individual Retirement Annuities may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered life insurance. Consequently, the Internal Revenue Service could determine that the Individual Retirement Account, SEP IRA or Individual Retirement Annuity does not qualify for the desired tax treatment.

ROTH IRAS

The contract may be purchased as a Roth IRA. For detailed information on purchasing and holding this contract as a Roth IRA, the contract owner should contact a financial adviser.

The Internal Revenue Code allows distributions from Individual Retirement Accounts and Individual Retirement Annuities to be rolled into Roth IRAs. The rollovers are subject to federal income tax as distributions from the Individual Retirement Account or Individual Retirement Annuity.


For rollovers from Individual Retirement Accounts or Individual Retirement Annuities, the income from the rollover will be required to be included in income in the year of the rollover distribution from the Individual Retirement Account or Individual Retirement Annuity.

A distribution from a Roth IRA that contains the proceeds of a rollover from an Individual Retirement Account or Individual Retirement Annuity within the preceding five years could be subject to a 10% penalty, even if the distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or Individual Retirement Annuity was made in 1998, and the income from that rollover was included in income ratably over a four year period, a distribution from the Roth IRA within four years of the rollover may result in the loss of all or a portion of the four year spread, subjecting the amount deferred under the four year election to current taxation.


WITHHOLDING


Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required) or if it is an eligible rollover distribution. Mandatory back-up withholding rates are 31% of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to

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federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

    1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

    2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

    1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

    2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

    -    a transfer of the contract from one contract owner to another; or

    -    a distribution to someone other than a contract owner.


Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

    a) an individual who is two or more generations younger than the contract owner; or

    b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

    - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

    - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

PUERTO RICO

Under the Puerto Rico tax code, distributions from a Non-Qualified Contract before annuitization are treated as nontaxable return of principal until the principal is fully recovered. Thereafter all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. A personal adviser should be consulted in these situations.

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CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

    -    the failure to diversify was accidental;

    -    the failure is corrected; and

    -    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial adviser.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

    -    statements showing the contract's quarterly activity;

    - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;


    - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account


Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.


Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For

                                   54 of 151
applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that support our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide had completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.


Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.


The general distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.


In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Company). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Company). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a

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fairness hearing for December 17, 1998. At the hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs'petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.



ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT-Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT-Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-

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accounts may be compared include, but are not limited to:

  -   precious metals;
  -   real estate;
  -   stocks and bonds;
  -   closed-end funds;
  -   bank money market deposit accounts and passbook savings;
  -   CDs; and
  -   the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

  -   S&P 500;
  -   Shearson/Lehman Intermediate Government/Corporate Bond Index;
  -   Shearson/Lehman Long-Term Government/Corporate Bond Index;
  -   Donoghue Money Fund Average;
  -   U.S. Treasury Note Index;
  -   Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones
  -   Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

  -   Lipper Analytical Services, Inc.;
  -   CDA/Wiesenberger;
  -   Morningstar;
  -   Donoghue's;
  -   magazines such as:
        Money;
        Forbes;
        Kiplinger's Personal Finance Magazine;
        Financial World;
        Consumer Reports;
        Business Week;
        Time;
        Newsweek;
        National Underwriter; and
        News and World Report;
  -   LIMRA;
  -   Value;
  -   Best's Agent Guide;
  -   Western Annuity Guide;
  -   Comparative Annuity Reports;
  -   Wall Street Journal;
  -   Barron's;
  -   Investor's Daily;
  -   Standard & Poor's Outlook; and
  -   Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7-year CDSC schedule and the deduction of all charges that could be made to




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the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.


The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

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                         SUB-ACCOUNT PERFORMANCE SUMMARY
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                         10 Years or Date     Date Fund
                                                                         Fund Available in  Available in
                                           1 Year To      5 Years To     Variable Account   the Variable
          Sub-Account Options              12/31/98        12/31/98         To 12/31/98        Account

American Century Variable Portfolios,         4.27%          8.32%             6.74%          05-01-92
Inc.-
American Century VP Balanced

American Century Variable Portfolios,       -12.98%         -1.51%             5.29%          12-01-87
Inc.-
American Century VP Capital Appreciation

American Century Variable Portfolios,         7.22%          N/A               7.42%          08-01-94
Inc.-
American Century VP International

American Century Variable Portfolios,         N/A            N/A               2.61%          05-01-98
Inc. -
American Century Income & Growth

American Century Variable Portfolios,        -6.55%          N/A               7.26%          12-23-96
Inc.-
American Century VP Value

AVIS Growth Fund                             23.79%         17.36%            14.42%          10-20-89

AVIS High Yield Bond                        -10.59%          3.04%             8.41%          10-20-89
Fund

AVIS US Govt./AAA- Rated Securities Fund     -3.22%          1.04%             5.98%          10-20-89

Dreyfus Stock Index Fund, Inc.               16.55%         19.27%            17.74%          09-20-93

Dreyfus Variable Investment                  18.53%          N/A              11.86%          07-14-97
Fund-Capital Portfolio

Dreyfus Variable Investment                   0.36%          N/A               5.26%          12-23-96
Fund - Growth & Income Portfolio

The Dreyfus Socially Responsible Growth      17.70%         18.10%            18.17%          10-01-93
Fund, Inc.

Fidelity VIP Equity-Income Portfolio          0.18%         14.55%            11.93%          05-01-87

Fidelity VIP Growth Portfolio                27.68%         17.32%            15.96%          12-01-87

Fidelity VIP High Income Portfolio          -14.97%          4.20%             7.27%          05-01-87

Fidelity VIP Overseas Portfolio               1.29%          4.99%             6.27%          05-01-87

Fidelity VIP II Asset Manager Portfolio       3.56%          7.05%             8.95%          09-01-89

Fidelity VIP II Contrafund Portfolio         18.29%          N/A              19.54%          07-03-95

Fidelity VIP III Growth Opportunities        13.00%          N/A              14.20%          07-14-97
Portfolio

Morgan Stanley Dean Witter Universal        -37.05%          N/A             -29.10%          07-14-97
Fund, Inc.- Emerging Markets Debt
Portfolio

NSAT- Capital Appreciation Fund              18.28%         18.70%            15.50%          05-01-92

NSAT- Government Bond Fund                   -2.51%          2.45%             5.64%          11-15-82

NSAT- Money Market Fund                      -6.10%          0.17%             1.27%          02-25-82

NSAT Small Cap Value Fund                     N/A            N/A             -29.50%          05-01-98

NSAT- Nationwide Small Company Fund         -10.07%          N/A              11.51%          10-23-95

NSAT-Total Return Fund                        6.54%         15.06%            11.71%          11-15-82

Neuberger Berman AMT-                         4.03%         10.72%            10.30%          12-01-87
Growth Portfolio

Neuberger Berman AMT-Guardian Portfolio       N/A            N/A             -19.60%          05-01-98

Neuberger Berman AMT-                        -6.97%          0.30%             2.85%          12-01-87
Limited Maturity Bond Portfolio

Neuberger Berman AMT-                        -7.14%          N/A             17.55%           08-01-94
Partners Portfolio


                                   59 of 151


                                                                       10 Years or Date     Date Fund
                                                                       Fund Available in    Added to
                                         1 Year To      5 Years To     Variable Account     Variable
         Sub-Account Options              12/31/98       12/31/98         To 12/31/98        Account

Oppenheimer VAF - Oppenheimer Bond         -4.59%          2.21%             4.89%          09-01-89
Fund/VA

Oppenheimer VAF- Oppenheimer Global         2.62%          4.71%             8.49%          10-01-93
Securities Fund/VA

Oppenheimer VAF- Oppenheimer Capital       12.39%           N/A              9.79%          07-14-97
Appreciation Fund/VA (formerly

Oppenheimer Growth Fund)

Oppenheimer VAF- Oppenheimer Multiple      -4.73%          6.85%             5.92%          09-01-89
Strategies Fund/VA

Strong Opportunity Fund II, Inc.            2.07%         12.65%            15.15%          05-08-92

Strong Variable Insurance Funds,           -4.13%          4.38%             7.19%          05-08-92
Inc.- Discovery Fund II, Inc.

Strong Variable Insurance Funds,          -15.38%           N/A             -8.59%          10-23-95
Inc.- International Stock II

Van Eck Worldwide Insurance Trust-          1.29%          1.65%             2.51%          09-01-89
Worldwide Bond Fund

Van Eck Worldwide Insurance Trust-        -42.33%           N/A            -30.40%          12-23-96
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust-        -39.43%         -8.05%            -2.47%          09-01-89
Worldwide Hard Assets Fund

Van Kampen Life Investment Trust-         -21.67%           N/A              9.77%          07-03-95
Morgan Stanley Real Estate Securities
Portfolio

Warburg Pincus Trust- International        -6.02%           N/A             -0.23%          07-03-95
Equity Portfolio

Warburg Pincus Trust -                     -4.87%           N/A              2.17%          12-23-96
Post-Venture Capital Portfolio

Warburg Pincus Trust-Small Company        -13.62%           N/A              9.10%          07-03-95
Growth Portfolio



NON-STANDARDIZED TOTAL RETURN

                                                                           10 Years To
                                           1 Year To       5 Years To      12/31/98 or     Date Fund
          Sub-Account Options               12/31/98        12/31/98      Life of Fund     Effective
American Century Variable Portfolios,        13.97%          11.16%             9.96%       05-01-91
Inc.- American Century VP Balanced

American Century Variable Portfolios,        -3.73%           1.63%             6.62%       11-20-87
Inc.- American Century VP Capital
Appreciation

American Century Variable Portfolios,        24.88%           N/A              28.40%       10-30-97
Inc. - American Century Income & Growth

American Century Variable Portfolios,        16.92%           N/A              10.53%       05-01-94
Inc.- American Century VP International

American Century Variable Portfolios,         3.15%           N/A              14.15%       05-01-96
Inc.- American Century VP Value

AVIS Growth Fund                             33.49%          19.95%            16.27%       02-08-84

AVIS High Yield Bond                         -1.16%           6.11%            11.00%       02-08-84
Fund

AVIS US Govt./AAA- Rated Securities Fund      6.48%           4.29%             6.70%       11-19-85

Dreyfus Stock Index Fund, Inc.               26.25%          21.74%            15.36%       09-29-89

Dreyfus Variable Investment                  28.23%          21.74%            19.80%       04-05-93
Fund-Capital Appreciation Portfolio


                                   60 of 151


                                                                           10 Years To
                                           1 Year To       5 Years To      12/31/98 or      Date Fund
                                                                                  -
          Sub-Account Options               12/31/98        12/31/98      Life of Fund      Effective

Dreyfus Variable Investment                  10.06%           N/A              19.52%       05-02-94
Fund - Growth & Income Portfolio

The Dreyfus Socially Responsible Growth      27.40%          20.61%            21.11%       10-06-93
Fund, Inc.

Fidelity VIP Equity-Income Portfolio          9.88%          17.00%            12.74%       10-09-86

Fidelity VIP Growth Portfolio                37.38%          19.91%            15.66%       10-09-86

Fidelity VIP High Income Portfolio           -5.87%           7.12%             9.48%       09-19-85

Fidelity VIP Overseas Portfolio              10.99%           8.00%             6.95%       01-28-87

Fidelity VIP II Asset Manager Portfolio      13.26%          10.08%            11.29%       09-06-89

Fidelity VIP II Contrafund Portfolio         27.99%           N/A              26.76%       01-03-95

Fidelity VIP III Growth Opportunities        22.70%           N/A              24.44%       01-03-95
Portfolio

Morgan Stanley Dean Witter Universal        -29.61%           N/A             -20.49%        06-16-97
Fund, Inc.- Emerging Markets Debt
Portfolio

NSAT- Capital Appreciation Fund              27.98%          21.25%            17.55%       04-15-92

NSAT- Government Bond Fund                    7.19%           5.60%             8.01%       11-08-82

NSAT- Money Market Fund                       3.60%           3.39%             5.43%       11-10-81

NSAT Small Cap Value Fund                    -4.66%           N/A              -5.78%

NSAT- Nationwide Small Company Fund          -0.60%           N/A              15.50%       10-23-95

NSAT-Total Return Fund                       16.24%          17.63%            14.77%       11-08-82

Neuberger Berman AMT-                        13.73%          13.52%            12.49%       09-10-84
Growth Portfolio

Neuberger Berman AMT- Guardian Portfolio     29.61%           N/A              30.12%       11-03-97

Neuberger Berman AMT-                         2.73%           3.53%             6.37%       09-10-84
Limited Maturity Bond Portfolio

Neuberger Berman AMT-                         2.55%            N/A             17.92%       03-22-94
Partners Portfolio

Oppenheimer VAF - Oppenheimer Bond            5.11%           5.34%             7.97%       04-30-85
Fund/VA

Oppenheimer VAF - Oppenheimer Global         12.32%           7.95%            10.76%       11-12-90
Securities Fund/VA

Oppenheimer VAF - Oppenheimer Capital        22.09%          20.30%            14.41%       04-03-85
Appreciation Fund/VA (formerly
Oppenheimer Growth Fund)

Oppenheimer VAF - Oppenheimer Multiple        4.97%           9.73%             9.93%       02-09-87
Strategies Fund/VA

Strong Opportunity Fund II, Inc.             11.77%          15.25%            17.30%       05-08-92

Strong Variable Insurance Funds, Inc.-        5.57%           7.35%             9.70%       05-08-92
Discovery Fund II, Inc.

Strong Variable Insurance Funds, Inc.-       -6.32%           N/A              -3.79%       10-20-95
International Stock II

Van Eck Worldwide Insurance Trust-           10.99%           4.83%             5.20%       09-01-89
Worldwide Bond Fund

Van Eck Worldwide Insurance Trust-          -35.29%           N/A             -11.42%       10-27-95
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust-          -32.17%          -4.82%             0.48%       09-01-89
Worldwide Hard Assets Fund

Van Kampen Life Investment Trust-           -13.07%           N/A              13.32%       07-03-95
Morgan Stanley Real Estate Securities
Portfolio

Warburg Pincus Trust- International           3.68%           N/A               4.03%       06-30-95
Equity Portfolio

Warburg Pincus Trust -                        4.83%           N/A               5.84%       09-30-96
Post-Venture Capital Portfolio

Warburg Pincus Trust-Small Company           -4.42%           N/A              12.62%       06-03-95
Growth Portfolio


                                   61 of 151

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                      PAGE
General Information and History..........................................1
Services.................................................................1
Purchase of Securities Being Offered.....................................2
Underwriters.............................................................2
Calculations of Performance..............................................2
Annuity Payments.........................................................3
Financial Statements.....................................................4

                                   62 of 151

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     -AMERICAN CENTURY VP BALANCED

     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

     -AMERICAN CENTURY VP CAPITAL APPRECIATION

     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

     -AMERICAN CENTURY VP INCOME & GROWTH

     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     -AMERICAN CENTURY VP INTERNATIONAL

     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign

                                   63 of 151
     issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     -AMERICAN CENTURY VP VALUE

     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Capital Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

     -CAPITAL APPRECIATION PORTFOLIO

     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     -GROWTH & INCOME PORTFOLIO

     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of

                                   64 of 151
     its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and it's portfolios.

     -VIP EQUITY-INCOME PORTFOLIO

     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     -VIP GROWTH PORTFOLIO

     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     -VIP HIGH INCOME PORTFOLIO

     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities.

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       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     -VIP OVERSEAS PORTFOLIO

     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     -VIP II ASSET MANAGER PORTFOLIO

     Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     -VIP II CONTRAFUND PORTFOLIO

     Investment Objective: To seek capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     -VIP III GROWTH OPPORTUNITIES PORTFOLIO

     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.


MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

Morgan Stanley Dean Witter Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging

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Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.


     -EMERGING MARKETS DEBT PORTFOLIO

     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

     -CAPITAL APPRECIATION FUND


     Investment Objective: The Capital Appreciation Fund seeks long-term capital appreciation.


     -GOVERNMENT BOND FUND

     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     -MONEY MARKET FUND


     Investment Objective: The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.


     -NATIONWIDE SMALL CAP VALUE FUND

     Subadviser:  The Dreyfus Corporation


     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.


     -NATIONWIDE SMALL COMPANY FUND


     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

     Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.


     -TOTAL RETURN FUND


     Investment Objective: The investment objective of the Fund is to obtain a reasonable, long-term total return on invested capital.

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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of Neuberger Berman AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian and Partners Portfolios of Neuberger Berman AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("Neuberger Berman Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization and Other Matters" in the underlying mutual fund prospectus.) The investment advisor for all the portfolios is Neuberger Berman Management.

     -AMT GROWTH PORTFOLIO

     Investment Objective: Seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

     -AMT GUARDIAN PORTFOLIO

     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. Neuberger Berman Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     -AMT LIMITED MATURITY BOND PORTFOLIO

     Investment Objective: To provide high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

     -AMT PARTNERS PORTFOLIO

     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.

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     -OPPENHEIMER BOND FUND/VA


     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.


     -OPPENHEIMER GLOBAL SECURITIES FUND/VA


     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.


     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY-OPPENHEIMER GROWTH FUND)


     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.




     -OPPENHEIMER MULTIPLE STRATEGIES FUND/VA


     Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUND II, INC.")

Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

     Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     -DISCOVERY FUND II, INC.

     Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and

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     securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

     -INTERNATIONAL STOCK FUND II

     Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     -WORLDWIDE BOND FUND

     Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

     -WORLDWIDE EMERGING MARKETS FUND

     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     -WORLDWIDE HARD ASSETS FUND

     Investment Description: Seeks long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc.
serves as the Portfolio's investment adviser.

     -MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by

                                   70 of 151

Warburg Pincus Asset Management, Inc. ("Warburg")

     -INTERNATIONAL EQUITY PORTFOLIO

     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     -POST-VENTURE CAPITAL PORTFOLIO

     Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

     -SMALL COMPANY GROWTH PORTFOLIO

     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989

AMERICAN VARIABLE INSURANCE SERIES

The American Variable Insurance Series was organized as a Massachusetts business trust in 1983, and is a fully managed, diversified, open-end investment company. Shares of the series are offered only to separate accounts of various insurance companies which fund certain variable annuity and life indurance contracts.

     -GROWTH FUND

     Investment Objective: To provide growth of capital. Whatever current income is generated by the Fund is likely to be incidental to the objective of capital growth. Ordinarily, accomplishment of the Fund's objective of capital growth will be sought by investing primarily in common stocks or securities with common stock characteristics.

     -HIGH-YIELD BOND FUND

     Investment Objective: Seeks high current income and secondarily seeks capital appreciation. The Fund invests substantially in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities. These investments are subject to greater market fluctuations and risk of loss of income and principal than are investments on lower yielding fixed income securities.

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     -U.S. GOVERNMENT/AAA RATED SECURITIES FUND

     Investment Objective: A high level of current income consistent with prudent investment risk and preservation of capital. It seeks to achieve its objective by investing primarily in a combination of (i) securities guaranteed by the U.S. Government (backed by the full faith and credit of the U.S.), and (ii) corporate debt securities rated AAA by Standard and Poor's Corporation or Aaa Moody's Investors Service, Inc. (or that have not received a rating but are determined to be of comparable quality by the Investment Advisor).

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                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1999


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II


This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1999. The prospectus may be obtained from Nationwide Life Insurance Company by One Nationwide Plaza, 1-05-P1 Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                          PAGE
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................2
Underwriters................................................................2
Calculations of Performance.................................................2
Annuity Payments............................................................3
Financial Statements........................................................4

GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $98.28 billion as of December 31, 1998.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

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PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

When a contract described in the prospectus is exchanged for another contract issued by Nationwide or any of its affiliated insurance companies of the type and class which Nationwide determines is eligible for such an exchange, Nationwide may waive any remaining CDSC on the first contract. A CDSC may apply to the contract received in the exchange.

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1998, 1997 and 1996, no underwriting commissions were paid by Nationwide to NAS.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1998, the NSAT- Money Market Fund's seven-day current unit value yield was 3.52%. The NSAT-Money Market Fund effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 1998, the seven-day effective yield was 3.58%.


The NSAT-Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT-Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT-Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT-Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a maximum $30 Contract Maintenance Charge and a 1.30% Mortality and Expense Risk Charge and an Administration Charge. The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge " located in the prospectus). No deduction is made for premium taxes

                                   74 of 151
which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is fixed per contract charge.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

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                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-II:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-II as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                              KPMG LLP
Columbus, Ohio
February 5, 1999

                         NATIONWIDE VARIABLE ACCOUNT-II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Balanced (ACVPBal)
         24,984,966 shares (cost $190,756,295) .................................     $    208,374,617
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         27,823,053 shares (cost $277,807,389)                                            250,963,941
      American Century VP Income & Growth (ACVPIncGr)
         5,709,110 shares (cost $34,930,762) ...................................           38,707,768
      American Century VP - American Century VP International (ACVPInt)
         38,320,974 shares (cost $281,911,111) .................................          292,005,825
      American Century VP - American Century VP Value (ACVPValue)
         10,228,464 shares (cost $70,690,312) ..................................           68,837,561
      American VI Series - Growth Fund (AVISGro)
         593,794 shares (cost $24,347,204) .....................................           31,132,606
      American VI Series - High-Yield Bond Fund (AVISHiYld)
         197,661 shares (cost $2,826,142) ......................................            2,628,890
      American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
         396,291 shares (cost $4,410,275) ......................................            4,482,056
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         8,538,487 shares (cost $237,250,934) ..................................          265,376,179
      Dreyfus Stock Index Fund (DryStkIx)
         52,976,258 shares (cost $1,395,628,578) ...............................        1,722,787,919
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         4,630,292 shares (cost $153,742,536) ..................................          167,199,862
      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         3,555,974 shares (cost $76,690,000) ...................................           80,471,698
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         106,939,269 shares (cost $2,068,776,990) ..............................        2,718,396,211
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         61,825,003 shares (cost $2,036,600,808) ...............................        2,774,087,868
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         63,292,085 shares (cost $776,014,269) .................................          729,757,734
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         28,866,621 shares (cost $559,532,122) .................................          578,775,761
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         62,696,568 shares (cost $942,679,555) .................................        1,138,569,676

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         50,110,361 shares (cost $887,363,469) .................................        1,224,697,230
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         6,940,901 shares (cost $139,001,337) ..................................          158,807,810
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         1,431,487 shares (cost $9,455,686) ....................................            8,732,068
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         26,262,417 shares (cost $585,599,581) .................................          698,317,658
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         37,800,382 shares (cost $440,372,627) .................................          441,886,466
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         975,757,697 shares (cost $975,757,697) ................................          975,757,697
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         1,436,294 shares (cost $13,054,983) ...................................           13,630,430
      Nationwide SAT - Small Company Fund (NSATSmCo)
         17,578,192 shares (cost $273,509,275) .................................          281,426,849
      Nationwide SAT - Total Return Fund (NSATTotRe)
         66,939,068 shares (cost $920,336,374) .................................        1,231,678,853
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         18,427,382 shares (cost $471,929,009) .................................          484,455,880
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         2,735,564 shares (cost $36,637,640) ...................................           37,860,204
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         12,929,046 shares (cost $177,217,512) .................................          178,679,416
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         35,130,413 shares (cost $669,344,481) .................................          665,018,717
      Oppenheimer VAF - Bond Fund (OppBdFd)
         27,474,513 shares (cost $324,228,724) .................................          338,486,000
      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         24,564,354 shares (cost $469,720,671) .................................          542,135,299
      Oppenheimer VAF - Growth Fund (OppGro)
         1,734,324 shares (cost $57,683,239) ...................................           63,597,652
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         19,503,709 shares (cost $292,442,547) .................................          332,538,233
      Strong Opportunity Fund II, Inc. (StOpp2)
         36,204,565 shares (cost $696,008,998) .................................          786,363,158
      Strong VIF - Strong Discovery Fund II (StDisc2)
         13,750,240 shares (cost $160,852,259) .................................          174,903,056
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         4,245,694 shares (cost $40,375,762) ...................................           37,277,194



                                                                     (Continued)

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         8,098,069 shares (cost $92,706,860) ...................................           99,444,284
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,914,872 shares (cost $32,134,508) ...................................           34,993,890
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         6,942,747 shares (cost $74,086,315) ...................................           63,873,268
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         11,597,104 shares (cost $181,924,838) .................................          159,576,147
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         20,718,167 shares (cost $243,432,886) .................................          227,692,653
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         1,883,351 shares (cost $21,778,605) ...................................           22,185,876
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         20,046,401 shares (cost $323,913,551) .................................          320,942,882
                                                                                       --------------
            Total assets .......................................................       20,677,515,042
ACCOUNTS PAYABLE ...............................................................            4,840,634
                                                                                       --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...............................................     $ 20,672,674,408
                                                                                       ==============



See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                    TOTAL                            ACVPBal
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   315,567,353      296,368,036        3,098,368        1,574,816
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................     (145,540,567)    (126,406,070)      (1,354,760)      (1,191,850)
      BOA Vision ...................................     (114,290,967)     (83,760,749)      (1,180,401)        (875,039)
      BOA Enterprise ...............................         (199,407)        (118,491)          (2,018)            (876)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................       55,536,412       86,082,726          561,189         (492,949)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............    9,502,638,819    6,440,464,106       48,804,378       33,424,138
  Cost of mutual fund shares sold ..................   (8,727,995,326)  (5,862,745,516)     (37,362,868)     (24,057,900)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      774,643,493      577,718,590       11,441,510        9,366,238
  Change in unrealized gain (loss) on investments ..      440,618,096    1,250,486,745       (5,900,979)       5,524,757
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................    1,215,261,589    1,828,205,335        5,540,531       14,890,995
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................    1,177,995,583      616,932,003       19,212,723        6,097,662
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........    2,448,793,584    2,531,220,064       25,314,443       20,495,708
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................    2,214,889,447    3,614,758,515       22,317,530       31,207,874
  Transfers between funds ..........................                -                -        8,865,047       (4,226,209)
  Redemptions ......................................   (1,806,663,808)  (1,198,352,163)     (16,523,412)     (10,189,550)
  Annuity benefits .................................       (1,988,285)      (1,097,690)          (9,922)          (2,437)
  Annual contract maintenance charge (note 2) ......       (8,003,092)      (7,187,524)         (76,599)         (70,234)
  Contingent deferred sales charges (note 2) .......      (23,748,555)     (18,196,002)        (246,178)        (187,816)
  Adjustments to maintain reserves .................         (406,310)        (692,928)          (1,729)         (30,715)
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................      374,079,397    2,389,232,208       14,324,737       16,500,913
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............    2,822,872,981    4,920,452,272       39,639,180       36,996,621
  Contract owners' equity beginning of period ......   17,849,801,427   12,929,349,155      168,733,833      131,737,212
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $20,672,674,408   17,849,801,427      208,373,013      168,733,833
                                                      ===============   ==============   ==============   ==============

                                                                 ACVPCapAp                         ACVPincGr
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $            -                -          181,416                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (2,818,233)      (4,037,524)         (95,126)               -
      BOA Vision ...................................        (857,721)      (1,103,836)         (75,918)               -
      BOA Enterprise ...............................          (1,256)          (1,623)            (117)               -
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (3,677,210)      (5,142,983)          10,255                -
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     114,736,720      226,050,085       25,325,017                -
  Cost of mutual fund shares sold ..................    (136,788,804)    (249,168,854)     (26,300,565)               -
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............     (22,052,084)     (23,118,769)        (975,548)               -
  Change in unrealized gain (loss) on investments ..        (264,722)       2,545,749        3,777,007                -
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     (22,316,806)     (20,573,020)       2,801,459                -
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      15,700,848        8,369,061                -                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     (10,293,168)     (17,346,942)       2,811,714                -
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................      23,389,103       46,091,043        2,843,288                -
  Transfers between funds ..........................     (66,469,516)    (101,140,496)      34,214,351                -
  Redemptions ......................................     (34,901,415)     (38,900,571)      (1,148,357)               -
  Annuity benefits .................................         (44,914)         (49,144)               -                -
  Annual contract maintenance charge (note 2) ......        (233,324)        (323,047)          (4,110)               -
  Contingent deferred sales charges (note 2) .......        (447,727)        (640,085)          (9,116)               -
  Adjustments to maintain reserves .................          65,167            1,134            6,300                -
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     (78,642,626)     (94,961,166)      35,902,356                -
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     (88,935,794)    (112,308,108)      38,714,070                -
  Contract owners' equity beginning of period ......     339,991,098      452,299,206                -                -
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  251,055,304      339,991,098       38,714,070                -
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   ACVPint                          ACVPValue
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $     1,241,910        1,256,182          491,657           77,961
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (1,733,033)      (1,015,749)        (427,970)        (236,395)
      BOA Vision ...................................       (1,962,632)      (1,073,332)        (588,525)        (228,347)
      BOA Enterprise ...............................           (2,034)          (1,174)          (1,181)            (559)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................       (2,455,789)        (834,073)        (526,019)        (387,340)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      361,873,253      134,023,354       49,075,920       32,856,963
  Cost of mutual fund shares sold ..................     (348,435,933)    (112,395,449)     (49,213,498)     (27,872,971)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       13,437,320       21,627,905         (137,578)       4,983,992
  Change in unrealized gain (loss) on investments ..        4,337,447       (1,464,913)      (3,517,470)       1,666,087
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       17,774,767       20,162,992       (3,655,048)       6,650,079
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................       12,749,123        2,422,638        5,869,944          151,154
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       28,068,101       21,751,557        1,688,877        6,413,893
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       27,075,201       40,115,028       15,060,446       18,394,894
  Transfers between funds ..........................       76,963,986       39,235,433       (9,597,717)      44,252,062
  Redemptions ......................................      (21,143,253)      (8,333,537)      (6,581,279)      (1,702,361)
  Annuity benefits .................................          (13,625)          (1,590)         (21,465)               -
  Annual contract maintenance charge (note 2) ......          (79,895)         (50,442)         (19,679)          (7,615)
  Contingent deferred sales charges (note 2) .......         (250,396)        (133,437)        (100,776)         (15,377)
  Adjustments to maintain reserves .................          (18,968)           1,318          (51,138)            (157)
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       82,533,050       70,832,773       (1,311,608)      60,921,446
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............      110,601,151       92,584,330          377,269       67,335,339
  Contract owners' equity beginning of period ......      181,376,626       88,792,296       68,407,922        1,072,583
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   291,977,777      181,376,626       68,785,191       68,407,922
                                                      ===============   ==============   ==============   ==============

                                                                  AVISGro                          AVISHiYld
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $      104,724          144,798          252,109          253,822
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................        (365,360)        (329,103)         (39,297)         (38,276)
      BOA Vision ...................................               -                -                -                -
      BOA Enterprise ...............................               -                -                -                -
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................        (260,636)        (184,305)         212,812          215,546
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       7,115,941        6,487,233        1,134,719          736,561
  Cost of mutual fund shares sold ..................      (3,771,756)      (3,240,097)      (1,075,993)        (655,361)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       3,344,185        3,247,136           58,726           81,200
  Change in unrealized gain (loss) on investments ..       1,042,218           21,117         (303,262)         (32,967)
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       4,386,403        3,268,253         (244,536)          48,233
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................       4,170,092        3,172,499           36,591           33,142
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       8,295,859        6,256,447            4,867          296,921
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................         511,282          597,163          116,063           75,598
  Transfers between funds ..........................        (964,009)        (973,320)        (107,348)         264,205
  Redemptions ......................................      (3,204,144)      (2,781,554)        (566,909)        (409,603)
  Annuity benefits .................................            (444)            (946)          (5,289)          (1,226)
  Annual contract maintenance charge (note 2) ......         (14,895)         (16,365)          (1,991)          (2,453)
  Contingent deferred sales charges (note 2) .......          (9,981)         (10,780)          (3,772)          (1,609)
  Adjustments to maintain reserves .................             578              998           (2,332)             271
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      (3,681,613)      (3,184,804)        (571,578)         (74,817)
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       4,614,246        3,071,643         (566,711)         222,104
  Contract owners' equity beginning of period ......      26,518,943       23,447,300        3,193,216        2,971,112
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   31,133,189       26,518,943        2,626,505        3,193,216
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   AVISGvt                          DrySRGro
                                                      --------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $       270,372          369,310          409,775          623,680
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................          (60,816)         (72,106)      (1,451,837)        (927,006)
      BOA Vision ...................................                -                -       (1,439,799)        (837,713)
      BOA Enterprise ...............................                -                -           (2,748)          (1,418)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................          209,556          297,204       (2,484,609)      (1,142,457)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............        1,748,263        1,786,834      143,677,649       79,140,012
  Cost of mutual fund shares sold ..................       (1,871,313)      (1,861,559)    (117,379,825)     (67,423,514)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............         (123,050)         (74,725)      26,297,824       11,716,498
  Change in unrealized gain (loss) on investments ..          209,910          140,996       14,964,682       12,405,500
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................           86,860           66,271       41,262,506       24,121,998
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................                -                -        9,504,871        4,861,060
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........          296,416          363,475       48,282,768       27,840,601
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................          143,640          127,889       34,640,924       50,107,726
  Transfers between funds ..........................         (143,468)        (309,384)      17,779,620       36,729,046
  Redemptions ......................................         (894,059)      (1,207,471)     (16,450,256)     (14,091,480)
  Annuity benefits .................................           (3,938)            (536)          (5,152)          (4,381)
  Annual contract maintenance charge (note 2) ......           (3,913)          (4,847)        (112,389)         (67,753)
  Contingent deferred sales charges (note 2) .......           (3,582)          (4,252)        (243,228)        (365,621)
  Adjustments to maintain reserves .................           (1,962)              51            1,747            2,732
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................         (907,282)      (1,398,550)      35,611,266       72,310,269
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............         (610,866)      (1,035,075)      83,894,034      100,150,870
  Contract owners' equity beginning of period ......        5,090,894        6,125,969      181,485,180       81,334,310
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $     4,480,028        5,090,894      265,379,214      181,485,180
                                                      ===============   ==============   ==============   ==============

                                                                 DryStkix                          DryCapAp
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   18,675,816       13,324,202          862,672           72,902
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (7,978,285)      (4,928,324)        (524,245)         (12,311)
      BOA Vision ...................................     (10,844,564)      (6,128,921)        (571,382)         (24,419)
      BOA Enterprise ...............................         (17,348)          (8,919)            (873)             (17)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................        (164,381)       2,258,038         (233,828)          36,155
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     443,376,469      196,995,162       74,053,794        5,083,147
  Cost of mutual fund shares sold ..................    (301,499,093)    (145,321,824)     (68,960,812)      (5,096,505)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............     141,877,376       51,673,338        5,092,982          (13,358)
  Change in unrealized gain (loss) on investments ..     179,528,535      113,272,914       13,393,944           63,381
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     321,405,911      164,946,252       18,486,926           50,023
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................       3,418,338       30,917,521           14,955            6,103
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     324,659,868      198,121,811       18,268,053           92,281
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     214,991,310      302,375,457       15,138,079        3,431,579
  Transfers between funds ..........................     190,453,913      185,055,283      130,801,206        6,774,363
  Redemptions ......................................    (101,442,520)     (44,011,999)      (6,949,302)        (246,314)
  Annuity benefits .................................        (151,728)         (20,897)               -                -
  Annual contract maintenance charge (note 2) ......        (444,587)        (248,202)         (22,248)            (468)
  Contingent deferred sales charges (note 2) .......      (1,522,122)        (796,708)         (81,927)          (2,852)
  Adjustments to maintain reserves .................         (10,118)           1,320             (907)            (701)
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     301,874,148      442,354,254      138,884,901        9,955,607
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     626,534,016      640,476,065      157,152,954       10,047,888
  Contract owners' equity beginning of period ......   1,096,238,216      455,762,151       10,047,888                -
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $1,722,772,232    1,096,238,216      167,200,842       10,047,888
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   DryGrinc                          FidVIPEI
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $        691,042         403,974       36,741,162       31,564,284
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................         (350,592)        (148,142)     (20,689,256)     (18,215,213)
      BOA Vision ...................................         (598,700)        (237,804)     (15,778,209)     (11,859,942)
      BOA Enterprise ...............................           (3,387)          (1,115)         (15,123)          (9,194)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................         (261,637)          16,913          258,574        1,479,935
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       30,513,353        7,332,820      360,627,004      137,267,016
  Cost of mutual fund shares sold ..................      (28,500,253)      (6,945,321)    (227,981,252)     (91,126,170)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............        2,013,100          387,499      132,645,752       46,140,846
  Change in unrealized gain (loss) on investments ..        3,889,051         (107,097)     (11,150,576)     306,220,297
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................        5,902,151          280,402      121,495,176      352,361,143
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................        1,182,628        3,333,581      130,755,312      158,698,207
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........        6,823,142        3,630,896      252,509,062      512,539,285
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       20,276,212       31,096,853      244,737,638      395,432,535
  Transfers between funds ..........................        2,527,467       21,834,332     (147,382,926)      (6,514,287)
  Redemptions ......................................       (4,679,160)      (1,113,904)    (223,884,295)    (152,832,877)
  Annuity benefits .................................                -                -         (277,211)        (151,789)
  Annual contract maintenance charge (note 2) ......          (24,697)          (5,976)      (1,076,592)        (987,195)
  Contingent deferred sales charges (note 2) .......          (79,324)         (21,429)      (2,878,268)      (2,099,197)
  Adjustments to maintain reserves .................           (1,898)             558          (72,439)         (20,082)
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       18,018,600       51,790,434     (130,834,093)     232,827,108
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       24,841,742       55,421,330      121,674,969      745,366,393
  Contract owners' equity beginning of period ......       55,629,567          208,237    2,596,523,771    1,851,157,378
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $    80,471,309       55,629,567    2,718,198,740    2,596,523,771
                                                      ===============   ==============   ==============   ==============

                                                                  FidVIPGr                          FidVIPHI
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   10,166,752       11,151,243       62,256,993       47,561,883
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................     (20,216,127)     (17,002,784)      (5,314,746)      (5,147,050)
      BOA Vision ...................................     (10,214,372)      (7,588,917)      (5,818,593)      (4,584,647)
      BOA Enterprise ...............................         (14,330)          (8,279)          (5,086)          (3,838)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................     (20,278,077)     (13,448,737)      51,118,568       37,826,348
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     582,531,833      361,048,888      423,878,325      311,819,193
  Cost of mutual fund shares sold ..................    (421,522,045)    (231,057,958)    (424,592,843)    (295,085,798)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............     161,009,788      129,990,930         (714,518)      16,733,395
  Change in unrealized gain (loss) on investments ..     330,693,565      186,810,844     (127,578,300)      45,290,142
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     491,703,353      316,801,774     (128,292,818)      62,023,537
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................     265,940,840       49,915,087       39,559,131        5,878,435
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     737,366,116      353,268,124      (37,615,119)     105,728,320
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     181,501,856      253,081,701       84,716,749      139,864,147
  Transfers between funds ..........................      58,879,586     (129,238,876)     (63,945,106)     (19,876,856)
  Redemptions ......................................    (194,431,314)    (141,496,031)     (79,994,258)     (51,389,595)
  Annuity benefits .................................        (254,430)        (128,135)         (64,108)         (44,670)
  Annual contract maintenance charge (note 2) ......      (1,169,401)      (1,099,317)        (250,706)        (245,933)
  Contingent deferred sales charges (note 2) .......      (2,499,712)      (2,350,994)        (968,813)        (744,127)
  Adjustments to maintain reserves .................         (85,859)         (37,457)          34,738           12,025
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      41,940,726      (21,269,109)     (60,471,504)      67,574,991
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     779,306,842      331,999,015      (98,086,623)     173,303,311
  Contract owners' equity beginning of period ......   1,994,796,761    1,662,797,746      827,837,454      654,534,143
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $2,774,103,603    1,994,796,761      729,750,831      827,837,454
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   FidVIPOv                          FidVIPAM
                                                      --------------------------------   -------------------------------
                                                            1998             1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    11,424,188        9,616,272       34,225,218       32,069,538
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (5,767,471)      (6,016,329)     (10,568,738)      (9,994,932)
      BOA Vision ...................................       (2,267,521)      (2,010,362)      (4,231,809)      (3,404,754)
      BOA Enterprise ...............................             (762)            (497)          (2,407)          (1,229)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................        3,388,434        1,589,084       19,422,264       18,668,623
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      448,515,931      325,866,496      111,473,351       64,155,222
  Cost of mutual fund shares sold ..................     (408,495,774)    (271,581,444)     (90,494,053)     (50,691,840)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       40,020,157       54,285,052       20,979,298       13,463,382
  Change in unrealized gain (loss) on investments ..      (11,007,004)     (34,908,260)      (3,096,910)      61,763,112
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       29,013,153       19,376,792       17,882,388       75,226,494
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................       33,671,290       38,173,687      102,675,653       80,445,621
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       66,072,877       59,139,563      139,980,305      174,340,738
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       35,783,097       59,588,290       83,198,673      111,981,451
  Transfers between funds ..........................      (47,526,193)     (49,688,118)     (45,694,699)     (50,915,784)
  Redemptions ......................................      (59,779,420)     (45,181,274)    (117,229,468)     (79,250,445)
  Annuity benefits .................................         (122,919)         (81,666)        (210,178)        (154,671)
  Annual contract maintenance charge (note 2) ......         (315,146)        (348,798)        (577,324)        (604,024)
  Contingent deferred sales charges (note 2) .......         (694,542)        (640,146)      (1,488,964)      (1,221,254)
  Adjustments to maintain reserves .................           (2,419)         (19,734)         (21,188)          20,989
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................      (72,657,542)     (36,371,446)     (82,023,148)     (20,143,738)
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       (6,584,665)      22,768,117       57,957,157      154,197,000
  Contract owners' equity beginning of period ......      585,358,058      562,589,941    1,080,601,131      926,404,131
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   578,773,393      585,358,058    1,138,558,288    1,080,601,131
                                                      ===============   ==============   ==============   ==============

                                                                 FidVIPCon                         FidVIPGrOp
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    6,336,699        4,746,178          757,412                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (6,038,275)      (4,517,986)        (623,486)         (60,777)
      BOA Vision ...................................      (7,641,255)      (5,308,985)        (837,609)         (90,378)
      BOA Enterprise ...............................          (5,816)          (3,863)          (1,084)            (205)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (7,348,647)      (5,084,656)        (704,767)        (151,360)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     156,614,980       79,785,498       46,907,717       13,987,376
  Cost of mutual fund shares sold ..................    (103,037,324)     (62,047,221)     (43,276,275)     (13,645,097)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      53,577,656       17,738,277        3,631,442          342,279
  Change in unrealized gain (loss) on investments ..     165,270,018      115,299,306       17,973,839        1,832,634
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     218,847,674      133,037,583       21,605,281        2,174,913
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      46,619,997       12,543,472        2,632,909                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     258,119,024      140,496,399       23,533,423        2,023,553
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     117,785,191      205,780,604       34,421,791       14,171,862
  Transfers between funds ..........................      21,712,329       60,354,302       61,633,353       32,032,277
  Redemptions ......................................     (69,506,982)     (35,225,735)      (8,308,180)        (564,541)
  Annuity benefits .................................         (85,161)         (26,879)          (8,900)               -
  Annual contract maintenance charge (note 2) ......        (362,629)        (255,108)         (28,889)          (2,292)
  Contingent deferred sales charges (note 2) .......      (1,098,841)        (633,851)         (90,979)          (5,479)
  Adjustments to maintain reserves .................        (190,380)          19,885           20,282            1,844
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      68,253,527      230,013,218       87,638,478       45,633,671
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     326,372,551      370,509,617      111,171,901       47,657,224
  Contract owners' equity beginning of period ......     898,176,376      527,666,759       47,657,224                -
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $1,224,548,927      898,176,376      158,829,125       47,657,224
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   MSEmMkt                          NSATCapAp
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $       896,541          215,622        4,224,848        2,726,088
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................          (58,296)         (15,348)      (3,700,716)      (1,856,637)
      BOA Vision ...................................          (62,351)         (17,202)      (3,266,685)      (1,437,155)
      BOA Enterprise ...............................             (123)            (104)         (21,628)          (6,787)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................          775,771          182,968       (2,764,181)        (574,491)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       34,386,517        9,201,428      133,708,074       62,546,657
  Cost of mutual fund shares sold ..................      (37,579,962)      (9,604,273)     (90,629,019)     (46,273,238)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       (3,193,445)        (402,845)      43,079,055       16,273,419
  Change in unrealized gain (loss) on investments ..         (588,871)        (134,747)      63,140,856       40,948,774
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       (3,782,316)        (537,592)     106,219,911       57,222,193
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................                -           93,569       19,370,613        7,703,943
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       (3,006,545)        (261,055)     122,826,343       64,351,645
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................        1,603,596        3,095,151       79,993,702       79,512,984
  Transfers between funds ..........................        2,595,520        5,390,535      176,934,765       95,314,794
  Redemptions ......................................         (600,107)         (69,221)     (44,265,008)     (14,345,113)
  Annuity benefits .................................                -                -           (8,859)            (292)
  Annual contract maintenance charge (note 2) ......           (2,449)            (458)        (187,439)         (90,956)
  Contingent deferred sales charges (note 2) .......           (8,579)            (349)        (603,195)        (235,192)
  Adjustments to maintain reserves .................            3,560           (7,793)          31,933            8,193
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................        3,591,541        8,407,865      211,895,899      160,164,418
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............          584,996        8,146,810      334,722,242      224,516,063
  Contract owners' equity beginning of period ......        8,146,810                -      363,605,489      139,089,426
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $     8,731,806        8,146,810      698,327,731      363,605,489
                                                      ===============   ==============   ==============   ==============

                                                                 NSATGvtBd                         NSATMyMkt
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   20,283,271       17,136,024       49,803,790       46,200,443
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (3,112,323)      (2,631,037)      (7,311,860)      (6,719,210)
      BOA Vision ...................................      (1,819,228)      (1,049,731)      (5,795,865)      (5,441,823)
      BOA Enterprise ...............................          (4,150)          (1,876)          (7,805)          (7,890)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      15,347,570       13,453,380       36,688,260       34,031,520
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     207,789,615       91,300,089    3,220,375,906    2,446,735,002
  Cost of mutual fund shares sold ..................    (193,984,368)     (88,341,190)  (3,220,375,906)  (2,446,735,002)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      13,805,247        2,958,899                -                -
  Change in unrealized gain (loss) on investments ..      (6,851,480)       4,971,271                -                -
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       6,953,767        7,930,170                -                -
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................       2,132,513                -                -                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      24,433,850       21,383,550       36,688,260       34,031,520
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................      39,548,416       36,656,330      264,092,504      574,163,215
  Transfers between funds ..........................     121,987,540       (6,550,198)      69,584,573     (398,798,940)
  Redemptions ......................................     (43,099,055)     (32,967,846)    (235,028,324)    (176,620,083)
  Annuity benefits .................................         (24,316)         (22,811)         (33,165)         (29,991)
  Annual contract maintenance charge (note 2) ......        (162,551)        (161,508)        (329,944)        (338,131)
  Contingent deferred sales charges (note 2) .......        (471,441)        (449,182)      (3,229,365)      (2,442,204)
  Adjustments to maintain reserves .................         (20,225)           2,293          124,919           11,382
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     117,758,368       (3,492,922)      95,181,198       (4,054,752)
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     142,192,218       17,890,628      131,869,458       29,976,768
  Contract owners' equity beginning of period ......     299,681,912      281,791,284      839,446,497      809,469,729
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  441,874,130      299,681,912      971,315,955      839,446,497
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                 NSATSmCapV                          NSATSmCo
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $             -                -                -                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................          (31,885)               -       (1,700,513)      (1,428,117)
      BOA Vision ...................................          (35,054)               -       (2,059,122)      (1,497,619)
      BOA Enterprise ...............................              (83)               -           (8,482)          (8,023)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................          (67,022)               -       (3,768,117)      (2,933,759)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       43,832,595                -      261,860,480      136,575,863
  Cost of mutual fund shares sold ..................      (42,411,426)               -     (254,018,492)    (116,663,809)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............        1,421,169                -        7,841,988       19,912,054
  Change in unrealized gain (loss) on investments ..          575,447                -       (2,212,959)       4,818,936
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................        1,996,616                -        5,629,029       24,730,990
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................                -                -                -        7,911,895
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........        1,929,594                -        1,860,912       29,709,126
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................          859,632                -       36,933,858       68,338,674
  Transfers between funds ..........................       11,542,676                -      (26,891,714)      46,335,002
  Redemptions ......................................         (691,704)               -      (20,592,877)     (12,078,315)
  Annuity benefits .................................                -                -          (24,125)          (1,773)
  Annual contract maintenance charge (note 2) ......           (1,173)               -         (105,259)         (76,406)
  Contingent deferred sales charges (note 2) .......           (8,593)               -         (293,623)        (198,899)
  Adjustments to maintain reserves .................               87                -          (19,321)           9,979
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       11,700,925                -      (10,993,061)     102,328,262
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       13,630,519                -       (9,132,149)     132,037,388
  Contract owners' equity beginning of period ......                -                -      290,550,223      158,512,835
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $    13,630,519                -      281,418,074      290,550,223
                                                      ===============   ==============   ==============   ==============

                                                                 NSATTotRe                         NBAMTGro
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   12,035,844       12,556,764                -                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (8,914,235)      (6,944,503)      (4,492,337)      (4,438,181)
      BOA Vision ...................................      (6,595,435)      (3,970,444)      (1,605,250)      (1,315,545)
      BOA Enterprise ...............................         (44,307)         (24,485)          (2,546)          (1,945)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (3,518,133)       1,617,332       (6,100,133)      (5,755,671)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      98,753,814       36,066,433      232,023,189      177,857,355
  Cost of mutual fund shares sold ..................     (54,160,507)     (22,601,600)    (234,618,122)    (151,296,684)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      44,593,307       13,464,833       (2,594,933)      26,560,671
  Change in unrealized gain (loss) on investments ..      82,128,581      139,386,896      (55,314,235)      47,617,333
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     126,721,888      152,851,729      (57,909,168)      74,178,004
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      48,037,783       32,893,745      124,274,598       32,577,604
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     171,241,538      187,362,806       60,265,297      100,999,937
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     144,141,140      234,728,766       28,776,863       44,470,540
  Transfers between funds ..........................     (18,161,876)      82,492,350      (34,982,287)      (3,323,065)
  Redemptions ......................................     (98,751,498)     (51,176,329)     (46,230,014)     (39,592,901)
  Annuity benefits .................................        (194,097)        (152,880)         (83,808)         (60,735)
  Annual contract maintenance charge (note 2) ......        (517,264)        (390,286)        (257,911)        (269,972)
  Contingent deferred sales charges (note 2) .......      (1,246,430)        (714,965)        (499,129)        (523,316)
  Adjustments to maintain reserves .................          49,874           38,731          (42,003)          12,128
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      25,319,849      264,825,387      (53,318,289)         712,679
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     196,561,387      452,188,193        6,947,008      101,712,616
  Contract owners' equity beginning of period ......   1,035,147,551      582,959,358      477,494,040      375,781,424
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $1,231,708,938    1,035,147,551      484,441,048      477,494,040
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                 NBAMTGuard                         NBAMTLMat
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $             -                -       11,658,274       11,734,100
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................         (101,891)               -       (1,461,067)      (1,495,421)
      BOA Vision ...................................         (175,876)               -       (1,044,829)      (1,132,335)
      BOA Enterprise ...............................             (340)               -             (942)            (568)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................         (278,107)               -        9,151,436        9,105,776
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       27,174,222                -       67,231,619       57,634,002
  Cost of mutual fund shares sold ..................      (30,893,655)               -      (69,328,641)     (58,656,885)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       (3,719,433)               -       (2,097,022)      (1,022,883)
  Change in unrealized gain (loss) on investments ..        1,222,564                -       (1,610,865)       1,972,323
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       (2,496,869)               -       (3,707,887)         949,440
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................                -                -                -                -
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       (2,774,976)               -        5,443,549       10,055,216
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................        2,669,820                -       23,144,819       56,406,502
  Transfers between funds ..........................       40,976,322                -      (13,621,857)     (64,818,071)
  Redemptions ......................................       (2,970,574)               -      (24,447,184)     (16,675,074)
  Annuity benefits .................................                -                -          (19,554)         (15,225)
  Annual contract maintenance charge (note 2) ......           (4,885)               -          (61,292)         (65,787)
  Contingent deferred sales charges (note 2) .......          (35,504)               -         (209,330)        (209,825)
  Adjustments to maintain reserves .................             (191)               -            5,646              372
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       40,634,988                -      (15,208,752)     (25,377,108)
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       37,860,012                -       (9,765,203)     (15,321,892)
  Contract owners' equity beginning of period ......                -                -      188,450,178      203,772,070
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $    37,860,012                -      178,684,975      188,450,178
                                                      ===============   ==============   ==============   ==============

                                                                  NBAMTPart                         OppBdFd
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    3,116,604        1,231,708        4,888,363       14,915,295
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (4,534,910)      (3,649,443)      (1,946,480)      (1,630,280)
      BOA Vision ...................................      (5,859,017)      (4,169,214)      (2,306,525)      (1,603,881)
      BOA Enterprise ...............................          (9,661)          (6,318)          (2,200)            (864)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (7,286,984)      (6,593,267)         633,158       11,680,270
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     323,653,191      239,929,783       72,961,916       30,992,706
  Cost of mutual fund shares sold ..................    (285,611,423)    (184,398,144)     (68,091,867)     (30,503,439)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      38,041,768       55,531,639        4,870,049          489,267
  Change in unrealized gain (loss) on investments ..    (112,673,667)      71,315,949        6,100,995        5,495,496
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     (74,631,899)     126,847,588       10,971,044        5,984,763
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      98,173,016       18,968,301        4,423,968          738,909
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      16,254,133      139,222,622       16,028,170       18,403,942
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     106,356,098      178,218,856       38,178,922       55,252,898
  Transfers between funds ..........................    (179,019,279)     138,729,962       20,835,559       19,335,126
  Redemptions ......................................     (54,732,674)     (32,375,861)     (27,001,741)     (16,712,535)
  Annuity benefits .................................         (14,950)          (1,195)         (62,643)         (54,502)
  Annual contract maintenance charge (note 2) ......        (238,809)        (163,783)         (96,177)         (89,653)
  Contingent deferred sales charges (note 2) .......        (785,338)        (453,932)        (362,728)        (268,113)
  Adjustments to maintain reserves .................            (732)           1,670            1,178           (3,694)
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................    (128,435,684)     283,955,717       31,492,370       57,459,527
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............    (112,181,551)     423,178,339       47,520,540       75,863,469
  Contract owners' equity beginning of period ......     777,189,563      354,011,224      290,966,291      215,102,822
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  665,008,012      777,189,563      338,486,831      290,966,291
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                  OppGISec                            OppGro
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    10,856,886        4,353,191          188,351                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (3,496,341)      (2,979,200)        (275,168)         (18,845)
      BOA Vision ...................................       (3,604,162)      (2,689,657)        (239,248)         (22,068)
      BOA Enterprise ...............................           (1,733)          (1,095)            (731)             (42)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................        3,754,650       (1,316,761)        (326,796)         (40,955)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      125,576,767       76,448,017       17,011,520          738,091
  Cost of mutual fund shares sold ..................      (88,844,140)     (62,463,469)     (17,085,617)        (732,690)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       36,732,627       13,984,548          (74,097)           5,401
  Change in unrealized gain (loss) on investments ..      (21,261,831)      60,986,819        6,064,468         (150,054)
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       15,470,796       74,971,367        5,990,371         (144,653)
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................       40,867,407                -        2,272,563                -
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       60,092,853       73,654,606        7,936,138         (185,608)
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       51,559,320       90,024,052       16,030,396        5,815,873
  Transfers between funds ..........................      (20,304,286)      43,312,410       26,102,066       10,665,183
  Redemptions ......................................      (37,751,898)     (23,014,747)      (2,687,765)        (104,041)
  Annuity benefits .................................          (42,320)          (4,941)          (3,335)               -
  Annual contract maintenance charge (note 2) ......         (192,525)        (173,863)         (13,027)            (799)
  Contingent deferred sales charges (note 2) .......         (520,846)        (394,896)         (30,325)            (619)
  Adjustments to maintain reserves .................          (20,237)        (691,837)          31,362              125
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       (7,272,792)     109,056,178       39,429,372       16,375,722
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       52,820,061      182,710,784       47,365,510       16,190,114
  Contract owners' equity beginning of period ......      489,322,678      306,611,894       16,190,114                -
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   542,142,739      489,322,678       63,555,624       16,190,114
                                                      ===============   ==============   ==============   ==============

                                                                  OppMult                            StOpp2
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    3,212,145       10,986,747        1,848,130        2,534,711
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (2,450,308)      (2,272,557)      (6,768,918)      (5,943,611)
      BOA Vision ...................................      (2,206,025)      (1,628,568)      (3,890,877)      (3,119,935)
      BOA Enterprise ...............................          (2,886)          (1,491)          (5,469)          (2,861)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (1,447,074)       7,084,131       (8,817,134)      (6,531,696)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      41,801,113        8,146,767      193,720,998      148,226,419
  Cost of mutual fund shares sold ..................     (33,330,835)      (6,105,557)    (137,667,518)    (109,705,183)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       8,470,278        2,041,210       56,053,480       38,521,236
  Change in unrealized gain (loss) on investments ..      (9,193,583)      22,703,778      (62,980,528)      53,401,226
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................        (723,305)      24,744,988       (6,927,048)      91,922,462
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      18,630,439        9,159,579      101,358,207       57,079,292
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      16,460,060       40,988,698       85,614,025      142,470,058
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................      36,934,558       67,724,310       61,374,281       89,723,233
  Transfers between funds ..........................     (27,844,235)      15,591,000      (62,713,711)     (29,207,063)
  Redemptions ......................................     (33,380,272)     (20,273,082)     (60,899,142)     (40,126,673)
  Annuity benefits .................................         (41,603)          (8,967)         (63,802)         (34,707)
  Annual contract maintenance charge (note 2) ......        (137,253)        (128,063)        (360,713)        (341,773)
  Contingent deferred sales charges (note 2) .......        (425,530)        (313,339)        (814,460)        (633,525)
  Adjustments to maintain reserves .................         (12,023)           2,876            3,809          (51,000)
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     (24,906,358)      62,594,735      (63,473,738)      19,328,492
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............      (8,446,298)     103,583,433       22,140,287      161,798,550
  Contract owners' equity beginning of period ......     340,972,204      237,388,771      764,227,770      602,429,220
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  332,525,906      340,972,204      786,368,057      764,227,770
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   StDisc2                           StintStk2
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $             -                -          531,928        1,173,377
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (1,451,734)      (1,607,469)        (263,007)        (440,839)
      BOA Vision ...................................         (935,260)        (996,834)        (348,046)        (479,748)
      BOA Enterprise ...............................             (477)            (520)            (326)            (503)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................       (2,387,471)      (2,604,823)         (79,451)         252,287
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       81,516,149      123,823,006       52,143,627       39,269,990
  Cost of mutual fund shares sold ..................      (73,384,284)    (138,054,663)     (61,140,929)     (40,207,464)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............        8,131,865      (14,231,657)      (8,997,302)        (937,474)
  Change in unrealized gain (loss) on investments ..        1,124,195       35,647,182        6,694,716       (9,982,351)
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................        9,256,060       21,415,525       (2,302,586)     (10,919,825)
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................        2,856,579                -                -        1,762,973
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........        9,725,168       18,810,702       (2,382,037)      (8,904,565)
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       13,493,166       22,742,374        4,412,210       16,108,665
  Transfers between funds ..........................      (28,949,271)     (42,069,763)     (10,811,583)     (22,926,232)
  Redemptions ......................................      (14,296,989)     (12,584,675)      (3,576,372)      (4,298,166)
  Annuity benefits .................................          (10,191)          (9,675)          (4,776)          (1,862)
  Annual contract maintenance charge (note 2) ......          (92,275)        (105,512)         (17,559)         (23,552)
  Contingent deferred sales charges (note 2) .......         (225,995)        (239,340)         (55,830)         (69,910)
  Adjustments to maintain reserves .................          (15,647)           2,840           (5,143)           5,043
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................      (30,097,202)     (32,263,751)     (10,059,053)     (11,206,014)
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............      (20,372,034)     (13,453,049)     (12,441,090)     (20,110,579)
  Contract owners' equity beginning of period ......      195,266,423      208,719,472       49,718,321       69,828,900
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   174,894,389      195,266,423       37,277,231       49,718,321
                                                      ===============   ==============   ==============   ==============

                                                                  VEWrldBd                        VEWrldEMkt
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $      874,183        3,428,399          606,759          154,979
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................        (780,003)        (866,795)        (339,625)        (699,280)
      BOA Vision ...................................        (569,654)        (470,930)        (355,352)        (592,796)
      BOA Enterprise ...............................            (230)            (130)            (728)          (1,071)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................        (475,704)       2,090,544          (88,946)      (1,138,168)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      69,501,826       36,100,931       93,885,231       85,151,405
  Cost of mutual fund shares sold ..................     (64,533,774)     (37,747,713)    (142,305,956)     (84,005,535)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       4,968,052       (1,646,782)     (48,420,725)       1,145,870
  Change in unrealized gain (loss) on investments ..       6,347,948          311,663       27,275,773      (24,512,682)
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................      11,316,000       (1,335,119)     (21,144,952)     (23,366,812)
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................               -                -          539,341                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      10,840,296          755,425      (20,694,557)     (24,504,980)
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       5,953,441       13,446,356        8,718,923       39,216,218
  Transfers between funds ..........................      (2,334,954)     (16,903,125)     (25,081,916)      58,762,770
  Redemptions ......................................     (12,034,561)      (9,117,586)      (5,537,310)      (7,729,327)
  Annuity benefits .................................         (11,719)         (11,204)          (2,591)          (1,090)
  Annual contract maintenance charge (note 2) ......         (39,304)         (44,515)         (24,163)         (31,176)
  Contingent deferred sales charges (note 2) .......        (134,345)        (111,505)         (76,401)        (109,502)
  Adjustments to maintain reserves .................         (57,710)           3,411          (41,405)          (6,833)
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      (8,659,152)     (12,738,168)     (22,044,863)      90,101,060
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       2,181,144      (11,982,743)     (42,739,420)      65,596,080
  Contract owners' equity beginning of period ......      97,264,864      109,247,607       77,776,313       12,180,233
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   99,446,008       97,264,864       35,036,893       77,776,313
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                  VEWrldHAs                          MSRESec
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $       711,661        2,942,339          393,097        6,929,835
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................         (800,231)      (1,330,754)      (1,314,258)      (1,477,443)
      BOA Vision ...................................         (438,740)        (670,086)      (1,509,947)      (1,377,066)
      BOA Enterprise ...............................             (892)          (1,080)          (2,421)          (2,322)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................         (528,202)         940,419       (2,433,529)       4,073,004
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      110,716,383      180,226,702      109,606,337       87,738,533
  Cost of mutual fund shares sold ..................     (157,079,801)    (178,928,373)    (107,603,836)     (67,567,070)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      (46,363,418)       1,298,329        2,002,501       20,171,463
  Change in unrealized gain (loss) on investments ..       (5,019,280)     (10,420,493)     (34,053,106)      (8,041,235)
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................      (51,382,698)      (9,122,164)     (32,050,605)      12,130,228
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................       17,475,241        3,986,394        3,868,070       22,876,677
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      (34,435,659)      (4,195,351)     (30,616,064)      39,079,909
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................        6,023,164       16,547,301       22,405,804       63,961,156
  Transfers between funds ..........................      (25,954,967)     (24,931,349)     (84,189,451)      26,781,688
  Redemptions ......................................       (8,770,856)     (11,775,774)     (16,396,178)     (11,168,996)
  Annuity benefits .................................           (8,819)          (2,890)         (23,453)          (1,202)
  Annual contract maintenance charge (note 2) ......          (51,034)         (76,665)         (65,816)         (56,589)
  Contingent deferred sales charges (note 2) .......         (112,511)        (187,910)        (213,235)        (156,322)
  Adjustments to maintain reserves .................          (61,663)          (7,728)         (13,239)           4,138
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................      (28,936,686)     (20,435,015)     (78,495,568)      79,363,873
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............      (63,372,345)     (24,630,366)    (109,111,632)     118,443,782
  Contract owners' equity beginning of period ......      127,190,392      151,820,758      268,677,705      150,233,923
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $    63,818,047      127,190,392      159,566,073      268,677,705
                                                      ===============   ==============   ==============   ==============

                                                                  WPintEq                          WPPVenCap
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    1,248,393        2,335,080                -            2,289
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (1,543,369)      (1,892,289)        (124,501)        (135,993)
      BOA Vision ...................................      (2,099,581)      (2,323,574)        (121,909)        (167,588)
      BOA Enterprise ...............................          (1,148)          (1,546)            (383)            (252)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (2,395,705)      (1,882,329)        (246,793)        (301,544)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     175,012,080       94,815,826       41,505,314       46,674,220
  Cost of mutual fund shares sold ..................    (175,381,602)     (87,661,494)     (41,036,519)     (44,520,920)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............        (369,522)       7,154,332          468,795        2,153,300
  Change in unrealized gain (loss) on investments ..      16,362,407      (34,790,695)         652,131         (396,347)
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................      15,992,885      (27,636,363)       1,120,926        1,756,953
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................               -       16,160,192                -                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      13,597,180      (13,358,500)         874,133        1,455,409
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................      24,541,336       69,542,854        2,630,810        6,835,129
  Transfers between funds ..........................     (77,448,000)     (17,704,103)       5,896,486         (463,676)
  Redemptions ......................................     (19,392,829)     (16,226,024)      (1,865,017)      (2,561,771)
  Annuity benefits .................................         (14,068)          (8,123)               -                -
  Annual contract maintenance charge (note 2) ......         (86,940)         (95,572)          (6,719)          (5,950)
  Contingent deferred sales charges (note 2) .......        (269,510)        (245,953)         (22,616)         (29,935)
  Adjustments to maintain reserves .................          (7,444)           4,927             (184)             975
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     (72,677,455)      35,268,006        6,632,760        3,774,772
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     (59,080,275)      21,909,506        7,506,893        5,230,181
  Contract owners' equity beginning of period ......     286,776,025      264,866,519       14,678,793        9,448,612
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  227,695,750      286,776,025       22,185,686       14,678,793
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                  WPSmCoGr
                                                      --------------------------------
                                                            1998             1997
                                                      ---------------   --------------
Investment activity:
  Reinvested dividends .............................  $             -                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (2,148,938)      (2,040,961)
      BOA Vision ...................................       (2,437,919)      (2,229,554)
      BOA Enterprise ...............................           (4,146)          (3,912)
                                                      ---------------   --------------
    Net investment activity ........................       (4,591,003)      (4,274,427)
                                                      ---------------   --------------

  Proceeds from mutual fund shares sold ............      234,905,719      206,418,883
  Cost of mutual fund shares sold ..................     (206,336,848)    (190,696,238)
                                                      ---------------   --------------
    Realized gain (loss) on investments ............       28,568,871       15,722,645
  Change in unrealized gain (loss) on investments ..      (37,572,573)      32,994,104
                                                      ---------------   --------------
    Net gain (loss) on investments .................       (9,003,702)      48,716,749
                                                      ---------------   --------------
  Reinvested capital gains .........................                -                -
                                                      ---------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      (13,594,705)      44,442,322
                                                      ---------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       35,864,595       78,705,384
  Transfers between funds ..........................      (60,145,996)      21,336,792
  Redemptions ......................................      (24,045,876)     (17,829,181)
  Annuity benefits .................................          (16,707)          (4,658)
  Annual contract maintenance charge (note 2) ......         (131,597)        (116,486)
  Contingent deferred sales charges (note 2) .......         (375,448)        (332,255)
  Adjustments to maintain reserves .................           (8,986)          12,595
                                                      ---------------   --------------
      Net equity transactions ......................      (48,860,015)      81,772,191
                                                      ---------------   --------------

  Net change in contract owners' equity ............      (62,454,720)     126,214,513
  Contract owners' equity beginning of period ......      383,397,113      257,182,600
                                                      ---------------   --------------
  Contract owners' equity end of period ............  $   320,942,393      383,397,113
                                                      ===============   ==============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 1998 AND 1997

                 (1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations
         The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts
         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
                American VISeries - Growth Fund (AVISGro)
                American VISeries - High-Yield Bond Fund (AVISHiYld)
                American VISeries - U.S. Government/AAA-Rated Securities Fund (AVISGvt)


              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value
                Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
               Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
         Actual results could differ from those estimates.

     (2) EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision AnnuitySM contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3)  RELATED PARTY TRANSACTIONS
     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998, for each series, in both the accumulation and payout phases.

                                                                                                                ANNUAL
 Contract owners' equity represented by:               UNITS        UNIT VALUE                                  RETURN(b)
                                                     ---------      -----------                                 ---------
 Contracts in accumulation phase:
 The BEST OF AMERICA(R) contracts:
   American Century VP -
   American Century VP Balanced:
      Tax qualified                                   3,311,879       $  18.677491     $ 61,857,590                 14%
      Non-tax qualified                               2,684,128          18.677491       50,132,777                 14%
   American Century VP -
   American Century VP Capital Appreciation:
      Tax qualified                                   5,691,252          21.832994      124,257,071                 (3)%
      Non-tax qualified                               3,199,790          21.832994       69,860,996                 (3)%
   American Century VP -
   American Century VP Income & Growth:
      Tax qualified                                     851,923          10.825822        9,222,767                  8%(a)
      Non-tax qualified                               1,195,005          10.825822       12,936,911                  8%(a)
   American Century VP -
   American Century VP International:
      Tax qualified                                   4,804,748          16.121219       77,458,395                 17%
      Non-tax qualified                               3,904,415          16.121219       62,943,929                 17%
   American Century VP -
   American Century VP Value:
      Tax qualified                                   1,289,505          13.057214       16,837,343                  3%
      Non-tax qualified                               1,042,979          13.057214       13,618,400                  3%
   American VI Series - Growth Fund:
      Tax qualified                                     371,663          42.056137       15,630,710                 34%
      Non-tax qualified                                 368,482          42.056137       15,496,929                 34%
   American VI Series -
   High-Yield Bond Fund:
      Tax qualified                                      62,435          25.475118        1,590,539                 (1)%
      Non-tax qualified                                  38,541          25.475118          981,837                 (1)%
   American VI Series - U.S. Government/
   AAA-Rated Securities Fund:
      Tax qualified                                     129,959          21.026607        2,732,597                  7%
      Non-tax qualified                                  81,141          21.026607        1,706,120                  7%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
      Tax qualified                                   3,208,339          27.580026       88,486,073                 28%
      Non-tax qualified                               1,734,954          27.580026       47,850,076                 28%
   Dreyfus Stock Index Fund:
      Tax qualified                                  16,760,500          27.352140      458,435,542                 27%
      Non-tax qualified                              11,496,653          27.352140      314,458,062                 27%
   Dreyfus VIF -
   Capital Appreciation Portfolio:
      Tax qualified                                   3,218,773          13.099410       42,164,027                 29%
      Non-tax qualified                               3,158,512          13.099410       41,374,644                 29%
   Dreyfus VIF -
   Growth and Income Portfolio:
      Tax qualified                                   1,530,286          12.641927       19,345,764                 10%
      Non-tax qualified                               1,010,647          12.641927       12,776,526                 10%

   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified                                    23,119,147           39.068090     903,220,916                  10%
      Non-tax qualified                                17,190,931           39.068090     671,616,839                  10%
   Fidelity VIP - Growth Portfolio:
      Tax qualified                                    17,532,628           64.597153   1,132,557,853                  38%
      Non-tax qualified                                11,328,287           64.597153     731,775,089                  38%
   Fidelity VIP - High Income Portfolio:
      Tax qualified                                     6,464,105           26.926873     174,058,134                  (6)%
      Non-tax qualified                                 6,457,997           26.926873     173,893,665                  (6)%
   Fidelity VIP - Overseas Portfolio:
      Tax qualified                                    11,283,013           20.307878     229,134,051                  11%
      Non-tax qualified                                 9,318,467           20.307878     189,238,291                  11%
   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified                                    18,785,187           27.616728     518,785,400                  14%
      Non-tax qualified                                10,977,395           27.616728     303,159,732                  14%
   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified                                    15,609,123           20.836167     325,234,294                  28%
      Non-tax qualified                                11,340,649           20.836167     236,295,656                  28%
   Fidelity VIP-III -
   Growth Opportunities Portfolio:
      Tax qualified                                     2,942,745           13.446025      39,568,223                  23%
      Non-tax qualified                                 2,183,868           13.446025      29,364,344                  23%
   Morgan Stanley -
   Emerging Markets Debt Portfolio:
      Tax qualified                                       417,556            6.934889       2,895,705                 (29)%
      Non-tax qualified                                   283,779            6.934889       1,967,976                 (29)%
   Nationwide SAT -
   Capital Appreciation Fund:
      Tax qualified                                     6,725,123           30.616503     205,899,749                  28%
      Non-tax qualified                                 5,812,770           30.616503     177,966,690                  28%
   Nationwide SAT -
   Government Bond Fund:
      Tax qualified                                     4,202,514           35.250995     148,142,800                   7%
      Non-tax qualified                                 3,353,428           35.157882     117,899,426                   7%
   Nationwide SAT - Money Market Fund:
      Tax qualified                                    10,938,889           23.891623     261,347,812                   4%
      Non-tax qualified                                12,513,821           23.891623     298,975,494                   4%
   Nationwide SAT - Small Cap Value Fund:
      Tax qualified                                       405,997            8.528787       3,462,662            (15)%(a)
      Non-tax qualified                                   600,393            8.528787       5,120,624            (15)%(a)
   Nationwide SAT - Small Company Fund:
      Tax qualified                                     4,961,782           15.971964      79,249,403                   0%
      Non-tax qualified                                 3,151,728           15.971964      50,339,286                   0%
   Nationwide SAT - Total Return Fund:
      Tax qualified                                     4,459,090           93.358149     416,292,389                  17%
      Non-tax qualified                                 3,296,114           90.954119     299,795,145                  17%
   Neuberger & Berman AMT Growth Portfolio:
      Tax qualified                                     4,739,527           43.203987     204,766,463                  14%
      Non-tax qualified                                 3,535,046           43.203987     152,728,081                  14%
   Neuberger & Berman AMT -
   Guardian Portfolio:
      Tax qualified                                       928,355            9.282422       8,617,383             (7)%(a)
      Non-tax qualified                                   782,161            9.282422       7,260,348             (7)%(a)


                                                                     (Continued)

   Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio:
      Tax qualified                                  3,027,892         18.227259      55,190,172                 3%
      Non-tax qualified                              2,828,271         18.227259      51,551,628                 3%
   Neuberger & Berman AMT
   Partners Portfolio:
      Tax qualified                                  7,610,496         22.992724     174,986,034                 3%
      Non-tax qualified                              5,337,515         22.992724     122,724,009                 3%
   Oppenheimer VAF - Bond Fund:
      Tax qualified                                  4,366,241         19.729274      86,142,765                 5%
      Non-tax qualified                              3,654,118         19.729274      72,093,095                 5%
   Oppenheimer VAF -
   Global Securities Fund:
      Tax qualified                                  9,503,851         18.054116     171,583,628                13%
      Non-tax qualified                              5,697,473         18.054116     102,862,838                13%
   Oppenheimer VAF - Growth Fund:
      Tax qualified                                  1,553,053         12.762568      19,820,945                22%
      Non-tax qualified                              1,122,440         12.762568      14,325,217                22%
   Oppenheimer VAF -
   Multiple Strategies Fund:
      Tax qualified                                  4,734,705         21.978211     104,060,346                 5%
      Non-tax qualified                              3,383,989         21.978211      74,374,024                 5%
   Strong Opportunity Fund II, Inc.:
      Tax qualified                                 10,757,453         29.241637     314,565,536                12%
      Non-tax qualified                              6,829,157         29.241637     199,695,730                12%
   Strong VIF - Strong Discovery Fund II:
      Tax qualified                                  3,330,945         18.773240      62,532,630                 6%
      Non-tax qualified                              2,561,304         18.773240      48,083,975                 6%
   Strong VIF -
   Strong International Stock Fund II:
      Tax qualified                                  1,115,317          8.937224       9,967,838                (6)%
      Non-tax qualified                                824,150          8.937224       7,365,613                (6)%
   Van Eck WIT - Worldwide Bond Fund:
      Tax qualified                                  1,824,058         16.424717      29,959,636                11%
      Non-tax qualified                              1,736,777         16.424717      28,526,071                11%
   Van Eck WIT -
   Worldwide Emerging Markets Fund:
      Tax qualified                                  1,862,823          5.716175      10,648,222               (35)%
      Non-tax qualified                              1,394,148          5.716175       7,969,194               (35)%
   Van Eck WIT -
   Worldwide Hard Assets Fund:
      Tax qualified                                  1,976,563         10.743036      21,234,287               (32)%
      Non-tax qualified                              1,953,375         10.743036      20,985,178               (32)%
   Van Kampen American Capital LIT -
   Morgan Stanley Real Estate
   Securities Portfolio:
      Tax qualified                                  2,429,141         15.615675      37,932,676               (13)%
      Non-tax qualified                              2,423,893         15.615675      37,850,725               (13)%
   Warburg Pincus Trust -
   International Equity Portfolio:
      Tax qualified                                  4,923,915         11.608185      57,157,716                 4%
      Non-tax qualified                              3,738,519         11.608185      43,397,420                 4%
   Warburg Pincus Trust -
   Post Venture Capital Portfolio:
      Tax qualified                                    531,483         11.952364       6,352,478                 5%
      Non-tax qualified                                448,154         11.952364       5,356,500                 5%

      Warburg Pincus Trust -
      Small Company Growth Portfolio:
         Tax qualified                                                  5,715,162        15.294249      87,409,111        (4)%
         Non-tax qualified                                              4,595,026        15.294249      70,277,472        (4)%
   The BEST OF AMERICA(R) Nationwide Insurance
   Enterprise Annuity contracts:
      American Century VP -
      American Century VP Balanced:
         Tax qualified                                                     10,841        15.003357         162,651        15%
         Non-tax qualified                                                 12,689        15.003357         190,378        15%
      American Century VP -
      American Century VP Capital Appreciation:
         Tax qualified                                                      6,953         8.734621          60,732        (3)%
         Non-tax qualified                                                 11,266         8.734621          98,404        (3)%
      American Century VP -
      American Century VP Income & Growth:
         Tax qualified                                                        109        10.862433           1,184         9%(a)
         Non-tax qualified                                                  2,432        10.862433          26,417         9%(a)
      American Century VP -
      American Century VP International:
         Tax qualified                                                      4,492        16.294485          73,195        18%
         Non-tax qualified                                                 11,501        16.294485         187,403        18%
      American Century VP -
      American Century VP Value:
         Tax qualified                                                        997        13.191239          13,152         4%
         Non-tax qualified                                                 10,800        13.191239         142,465         4%
      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified                                                     12,450        20.314721         252,918        28%
         Non-tax qualified                                                  8,800        20.314721         178,770        28%
      Dreyfus Stock Index Fund:
         Tax qualified                                                     73,693        21.564450       1,589,149        27%
         Non-tax qualified                                                 57,396        21.564450       1,237,713        27%
      Dreyfus VIF -
      Capital Appreciation Portfolio:
         Tax qualified                                                      8,555        13.196658         112,897        29%
         Non-tax qualified                                                 11,092        13.196658         146,377        29%
      Dreyfus VIF Growth and Income Portfolio:
         Tax qualified                                                     19,404        12.771671         247,822        11%
         Non-tax qualified                                                 14,677        12.771671         187,450        11%
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified                                                     63,894        17.117556       1,093,709        11%
         Non-tax qualified                                                 58,459        17.117556       1,000,675        11%
      Fidelity VIP - Growth Portfolio:
         Tax qualified                                                     67,118        18.598337       1,248,283        38%
         Non-tax qualified                                                 72,186        18.598337       1,342,540        38%
      Fidelity VIP - High Income Portfolio:
         Tax qualified                                                     20,159        12.725625         256,536        (5)%
         Non-tax qualified                                                 29,302        12.725625         372,886        (5)%
      Fidelity VIP - Overseas Portfolio:
         Tax qualified                                                      1,306        14.574887          19,035        12%
         Non-tax qualified                                                  3,352        14.574887          48,855        12%


                                                                     (Continued)

   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified                                     9,570       16.357953         156,546              14%
      Non-tax qualified                                13,208       16.357953         216,056              14%
   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified                                    25,061       19.503885         488,787              29%
      Non-tax qualified                                21,809       19.503885         425,360              29%
   Fidelity VIP-III -
   Growth Opportunities Portfolio:
      Tax qualified                                     5,578       13.545866          75,559              24%
      Non-tax qualified                                 9,045       13.545866         122,522              24%
   Morgan Stanley -
   Emerging Markets Debt Portfolio:
      Tax qualified                                        50        6.986517             349             (29)%
      Non-tax qualified                                   126        6.986517             880             (29)%
   Nationwide SAT -
   Capital Appreciation Fund:
      Tax qualified                                    89,909       23.165130       2,082,754              29%
      Non-tax qualified                                83,268       23.165130       1,928,914              29%
   Nationwide SAT -
   Government Bond Fund:
      Tax qualified                                    38,202       12.382040         473,019               8%
      Non-tax qualified                                35,508       12.382040         439,661               8%
   Nationwide SAT - Money Market Fund:
      Tax qualified                                    47,932       11.457526         549,182               4%
      Non-tax qualified                                57,997       11.457526         664,502               4%
   Nationwide SAT - Small Cap Value Fund:
      Tax qualified                                       672        8.557673           5,751        (14)%(a)
      Non-tax qualified                                 1,602        8.557673          13,709        (14)%(a)
   Nationwide SAT - Small Company Fund:
      Tax qualified                                    21,106       16.217601         342,289               0%
      Non-tax qualified                                32,785       16.217601         531,694               0%
   Nationwide SAT - Total Return Fund:
      Tax qualified                                   175,958       19.086420       3,358,408              17%
      Non-tax qualified                               165,625       19.086420       3,161,188              17%
   Neuberger & Berman AMT -
      Growth Portfolio:
      Tax qualified                                     8,454       15.832511         133,848              15%
      Non-tax qualified                                13,157       15.832511         208,308              15%
   Neuberger & Berman AMT -
   Guardian Portfolio:
      Tax qualified                                     1,169        9.313837          10,888         (7)%(a)
      Non-tax qualified                                10,424        9.313837          97,087         (7)%(a)
   Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio:
      Tax qualified                                     2,556       11.550378          29,523               4%
      Non-tax qualified                                 6,843       11.550378          79,039               4%
   Neuberger & Berman AMT -
   Partners Portfolio:
      Tax qualified                                    27,924       18.285622         510,608               3%
      Non-tax qualified                                25,730       18.285622         470,489               3%
   Oppenheimer VAF - Bond Fund:
      Tax qualified                                    17,438       12.279322         214,127               6%
      Non-tax qualified                                19,590       12.279322         240,552               6%

      Oppenheimer VAF -
      Global Securities Fund:
         Tax qualified                                                     7,037       16.204214          114,029               13%
         Non-tax qualified                                                 5,896       16.204214           95,540               13%
      Oppenheimer VAF - Growth Fund:
         Tax qualified                                                     7,443       12.857366           95,697               23%
         Non-tax qualified                                                 2,581       12.857366           33,185               23%
      Oppenheimer VAF -
      Multiple Strategies Fund:
         Tax qualified                                                    14,316       14.521876          207,895                6%
         Non-tax qualified                                                16,138       14.521876          234,354                6%
      Strong Opportunity Fund II, Inc.:
         Tax qualified                                                    19,114       17.394278          332,474               13%
         Non-tax qualified                                                19,791       17.394278          344,250               13%
      Strong VIF - Strong Discovery Fund II:
         Tax qualified                                                       756       12.307345            9,304                6%
         Non-tax qualified                                                 3,184       12.307345           39,187                6%
      Strong VIF -
      Strong International Stock Fund II:
         Tax qualified                                                     3,271        9.029694           29,536               (6)%
         Non-tax qualified                                                   704        9.029694            6,357               (6)%
      Van Eck WIT - Worldwide Bond Fund:
         Tax qualified                                                     1,169       11.685439           13,660               12%
         Non-tax qualified                                                 1,060       11.685439           12,387               12%
      Van Eck WIT -
      Worldwide Emerging Markets Fund:
         Tax qualified                                                     6,729        5.774938           38,860              (35)%
         Non-tax qualified                                                 4,464        5.774938           25,779              (35)%
      Van Eck WIT -
      Worldwide Hard Assets Fund:
         Tax qualified                                                     1,662        8.651833           14,379              (32)%
         Non-tax qualified                                                 9,030        8.651833           78,126              (32)%
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio:
         Tax qualified                                                     5,144       15.607765           80,286              (12)%
         Non-tax qualified                                                11,844       15.607765          184,858              (12)%
      Warburg Pincus Trust -
      International Equity Portfolio:
         Tax qualified                                                     3,803       11.456500           43,569                5%
         Non-tax qualified                                                 3,149       11.456500           36,077                5%
      Warburg Pincus Trust -
      Post Venture Capital Portfolio:
         Tax qualified                                                       411       12.075066            4,963                6%
         Non-tax qualified                                                 3,383       12.075066           40,850                6%
      Warburg Pincus Trust -
      Small Company Growth Portfolio:
         Tax qualified                                                    11,973       13.935312          166,847               (4)%
         Non-tax qualified                                                24,274       13.935312          338,266               (4)%
   The BEST OF AMERICA(R) America's Vision
      Annuity(SM) contracts:
      American Century VP -
      American Century VP Balanced:
         Tax qualified                                                 2,324,877       17.180551       39,942,668               14%
         Non-tax qualified                                             3,259,024       17.180551       55,991,828               14%


                                                                     (Continued)

   American Century VP -
   American Century VP Capital Appreciation:
      Tax qualified                                                   2,096,618       11.105046        23,283,039         (4)%
      Non-tax qualified                                               2,997,998       11.105046        33,292,906         (4)%
   American Century VP -
   American Century VP Income & Growth:
      Tax qualified                                                     660,409       10.818483         7,144,624          8%(a)
      Non-tax qualified                                                 867,235       10.818483         9,382,167          8%(a)
   American Century VP -
   American Century VP International:
      Tax qualified                                                   3,867,971       16.049229        62,077,952         17%
      Non-tax qualified                                               5,549,022       16.049229        89,057,525         17%
   American Century VP -
   American Century VP Value:
      Tax qualified                                                   1,368,433       13.030493        17,831,357          3%
      Non-tax qualified                                               1,555,893       13.030493        20,274,053          3%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
      Tax qualified                                                   2,233,140       25.996040        58,052,797         28%
      Non-tax qualified                                               2,713,732       25.996040        70,546,286         28%
   Dreyfus Stock Index Fund:
      Tax qualified                                                  14,729,959       27.128900       399,607,585         26%
      Non-tax qualified                                              20,136,222       27.128900       546,273,553         26%
   Dreyfus VIF -
   Capital Appreciation Portfolio:
      Tax qualified                                                   2,552,942       13.079978        33,392,425         28%
      Non-tax qualified                                               3,823,437       13.079978        50,010,472         28%
   Dreyfus VIF -
   Growth and Income Portfolio:
      Tax qualified                                                   1,631,617       12.616052        20,584,565         10%
      Non-tax qualified                                               2,166,223       12.616052        27,329,182         10%
   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified                                                  21,218,396       22.453988       476,437,609         10%
      Non-tax qualified                                              29,521,717       22.453988       662,880,279         10%
   Fidelity VIP - Growth Portfolio:
      Tax qualified                                                  14,762,454       25.487577       376,259,183         38%
      Non-tax qualified                                              20,736,972       25.487577       528,535,171         38%
   Fidelity VIP - High Income Portfolio:
      Tax qualified                                                  10,344,737       14.405141       149,017,395         (6)%
      Non-tax qualified                                              16,093,648       14.405141       231,831,269         (6)%
   Fidelity VIP - Overseas Portfolio:
      Tax qualified                                                   4,021,152       15.553060        62,541,218         11%
      Non-tax qualified                                               6,251,077       15.553060        97,223,376         11%
   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified                                                   8,121,780       16.832250       136,707,831         13%
      Non-tax qualified                                              10,607,282       16.832250       178,544,422         13%
   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified                                                  13,726,215       20.762500       284,990,539         28%
      Non-tax qualified                                              18,136,001       20.762500       376,548,721         28%
   Fidelity VIP-III -
   Growth Opportunities Portfolio:
      Tax qualified                                                   2,717,672       13.426082        36,487,687         23%
      Non-tax qualified                                               3,950,006       13.426082        53,033,104         23%

   Morgan Stanley -
   Emerging Markets Debt Portfolio:
      Tax qualified                                    168,941        6.924574         1,169,844               (29)%
      Non-tax qualified                                389,490        6.924574         2,697,052               (29)%
   Nationwide SAT -
   Capital Appreciation Fund:
      Tax qualified                                  4,940,669       27.075632       133,771,736                28%
      Non-tax qualified                              6,517,824       27.075632       176,474,204                28%
   Nationwide SAT -
   Government Bond Fund:
      Tax qualified                                  5,568,798       13.264325        73,866,347                 7%
      Non-tax qualified                              7,612,211       13.264325       100,970,841                 7%
   Nationwide SAT - Money Market Fund:
      Tax qualified                                 14,205,644       11.927856       169,442,876                 4%
      Non-tax qualified                             20,133,168       11.927856       240,145,529                 4%
   Nationwide SAT - Small Cap Value Fund:
      Tax qualified                                    192,359        8.523007         1,639,477          (15)%(a)
      Non-tax qualified                                397,547        8.523007         3,388,296          (15)%(a)
   Nationwide SAT - Small Company Fund:
      Tax qualified                                  4,237,223       15.920417        67,458,357                 0%
      Non-tax qualified                              5,235,907       15.920417        83,357,823                 0%
   Nationwide SAT - Total Return Fund:
      Tax qualified                                 10,125,826       22.849095       231,365,960                16%
      Non-tax qualified                             12,095,557       22.849095       276,372,531                16%
   Neuberger & Berman AMT -
   Growth Portfolio:
      Tax qualified                                  2,485,942       19.155589        47,619,683                14%
      Non-tax qualified                              4,103,790       19.155589        78,610,515                14%
   Neuberger & Berman AMT -
   Guardian Portfolio:
      Tax qualified                                  1,202,225        9.276124        11,151,988           (7)%(a)
      Non-tax qualified                              1,155,905        9.276124        10,722,318           (7)%(a)
   Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio:
      Tax qualified                                  2,286,137       12.016412        27,471,164                 3%
      Non-tax qualified                              3,686,363       12.016412        44,296,857                 3%
   Neuberger & Berman AMT -
   Partners Portfolio:
      Tax qualified                                  6,708,322       22.890094       153,554,121                 3%
      Non-tax qualified                              9,288,228       22.890094       212,608,412                 3%
   Oppenheimer VAF - Bond Fund:
      Tax qualified                                  5,838,014       13.161293        76,835,813                 5%
      Non-tax qualified                              7,806,181       13.161293       102,739,435                 5%
   Oppenheimer VAF -
   Global Securities Fund:
      Tax qualified                                  7,043,429       16.529444       116,423,965                13%
      Non-tax qualified                              9,123,582       16.529444       150,807,738                13%
   Oppenheimer VAF - Growth Fund:
      Tax qualified                                    959,141       12.743636        12,222,944                22%
      Non-tax qualified                              1,331,146       12.743636        16,963,640                22%
   Oppenheimer VAF -
   Multiple Strategies Fund:
      Tax qualified                                  4,320,161       16.281980        70,340,775                 5%
      Non-tax qualified                              5,100,007       16.281980        83,038,212                 5%


                                                                     (Continued)

            Strong Opportunity Fund II, Inc.:
               Tax qualified                                             5,406,908        21.434632       115,895,083        12%
               Non-tax qualified                                         7,229,174        21.434632       154,954,684        12%
            Strong VIF - Strong Discovery Fund II:
               Tax qualified                                             1,694,881        15.507147        26,282,769         6%
               Non-tax qualified                                         2,442,361        15.507147        37,874,051         6%
            Strong VIF -
            Strong International Stock Fund II:
               Tax qualified                                               905,955         8.908351         8,070,565        (6)%
               Non-tax qualified                                         1,324,589         8.908351        11,799,904        (6)%
            Van Eck WIT - Worldwide Bond Fund:
               Tax qualified                                             1,351,072        13.016609        17,586,376        11%
               Non-tax qualified                                         1,789,762        13.016609        23,296,632        11%
            Van Eck WIT -
            Worldwide Emerging Markets Fund:
               Tax qualified                                             1,171,528         5.704452         6,682,925       (35)%
               Non-tax qualified                                         1,694,210         5.704452         9,664,540       (35)%
            Van Eck WIT -
            Worldwide Hard Assets Fund:
               Tax qualified                                               870,452         8.796887         7,657,268       (32)%
               Non-tax qualified                                         1,571,084         8.796887        13,820,648       (32)%
            Van Kampen American Capital LIT -
            Morgan Stanley Real Estate
            Securities Portfolio:
               Tax qualified                                             3,044,098        15.560452        47,367,541       (13)%
               Non-tax qualified                                         2,317,641        15.560452        36,063,542       (13)%
            Warburg Pincus Trust -
            International Equity Portfolio:
               Tax qualified                                             4,110,213        11.567145        47,543,430         4%
               Non-tax qualified                                         6,861,319        11.567145        79,365,872         4%
            Warburg Pincus Trust -
            Post Venture Capital Portfolio:
               Tax qualified                                               416,468        11.927880         4,967,580         5%
               Non-tax qualified                                           458,029        11.927880         5,463,315         5%
            Warburg Pincus Trust -
            Small Company Growth Portfolio:
               Tax qualified                                             4,139,966        15.240137        63,093,649        (4)%
               Non-tax qualified                                         6,531,391        15.240137        99,539,294        (4)%
                                                                       ===========      ===========
            Reserves for annuity contracts in
            payout phase:
               Tax qualified                                                                                3,839,879
               Non-tax qualified                                                                            9,491,453
                                                                                                          -----------
                                                                                                     $ 20,672,674,408
                                                                                                     ================

(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8

PART C. OTHER INFORMATION


Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Financial Statements:
                  (1) Financial statements included                                             PAGE
                      in Prospectus
                      (Part A):
                      Condensed Financial Information.                                           16
                  (2) Financial statements included
                      in Part B:                                                                 76
                      Those financial statements required by
                      Item 23 to be included in Part B
                      have been incorporated therein by reference
                      to the Prospectus (Part A).


              Nationwide Variable Account-II:
                      Independent Auditors' Report.                                              76

                      Statement of Assets, Liabilities and Contract
                      Owners' Equity as of December 31, 1998.                                    77

                      Statements of Operations and Changes in                                    80
                      Contract Owners' Equity for the years ended
                      December 31, 1998 and 1997.

                      Notes to Financial Statements.                                             92

              Nationwide Life Insurance Company and subsidiaries:

                      Independent Auditors' Report.                                             104

                      Consolidated Balance Sheets as of December                                105
                      31, 1998 and 1997.

                      Consolidated Statements of Income for the                                 106
                      years ended December 31, 1998, 1997 and
                      1996.

                      Consolidated Statements of Shareholder's                                  107
                      Equity for the years ended December 31,
                      1998, 1997 and 1996.

                      Consolidated Statements of Cash Flows for                                 108
                      the years ended December 31, 1998, 1997
                      and 1996.

                      Notes to Consolidated Financial Statements.                               109


                                   131 of 151

Item 24.      (b) Exhibits

                       (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant-Filed previously with the Registration Statement, and hereby incorporated by reference.

                       (2)   Not Applicable

                       (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter-Filed previously with the Registration Statement, and hereby incorporated by reference.

                       (4) The form of the variable annuity contract-Filed previously with the Registration Statement, and hereby incorporated by reference.

                       (5)   Variable Annuity Application
                             Attached hereto

                       (6) Articles of Incorporation of Depositor-Filed previously with the Registration Statement, and hereby incorporated by reference.

                       (7)   Not Applicable

                       (8)   Not Applicable

                       (9) Opinion of Counsel-Filed previously with the Registration Statement, and hereby incorporated by reference.

                      (10)   Not Applicable

                      (11)   Not Applicable

                      (12)   Not Applicable

                      (13) Performance Advertising Calculation Schedule-Filed previously with PostEffective Amendment No. 14 to the Registration Statement, and hereby incorporated by reference.


                                   132 of 151

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701


                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135


                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer-
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA  30339


                          Ralph M. Paige, Executive Director                     Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344


                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618


                                   133 of 151



                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986


                          Nancy C. Thomas                                        Director
                          1733A Westwood Avenue
                          Alliance, OH  44601


                          Robert A. Oakley                               Executive Vice President -
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215


                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          Phillip C. Gath                                Senior Vice President -
                          One Nationwide Plaza                                Chief Actuary
                          Columbus, OH  43215

                          Richard D. Headley                           Senior Vice President - Chief
                          One Nationwide Plaza                            Information Technology
                          Columbus, OH  43215

                          Donna A. James                                 Senior Vice President -
                          One Nationwide Plaza                               Human Resources
                          Columbus, OH  43215


                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215


                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                             Marketing and Product
                          Columbus, OH  43215                                   Management


                          Susan A. Wolken                              Senior Vice President - Life
                          One Nationwide Plaza                              Company Operations
                          Columbus, OH  43215


                          Bruce C. Barnes                               Vice President - Technology
                          One Nationwide Plaza                             Strategy and Planning
                          Columbus, OH  43215



                                   134 of 151



                          NAME AND PRINCIPAL                               POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR


                          Dennis W. Click                               Vice President - Secretary
                          One Nationwide Plaza
                          Columbus,  OH 43215

                          David A. Diamond                              Vice President - Enterprise
                          One Nationwide Plaza                           Controller of Nationwide
                          Columbus, OH  43215                               Financial Services

                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                           Investment Life Actuarial
                          Columbus, OH  43215

                          R. Dennis Noice                                Vice President - Systems
                          One Nationwide Plaza
                          Columbus, OH  43215


                          Joseph P. Rath
                          One Nationwide Plaza                      Vice President - Office of Product
                          Columbus, OH  43215                              and Market Compliance


                          Mark R. Thresher                        Vice President - Finance and Treasurer
                          One Nationwide Plaza
                          Columbus, OH  43215


Item 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                *     Subsidiaries for which separate financial statements are filed
                **    Subsidiaries included in the respective consolidated financial statements
                ***   Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****  other subsidiaries


                                   135 of 151


                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                   STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                                        ORGANIZATION        CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)

             The 401K Companies, Inc.                 Texas                                  Holding Company

             The 401(K) Company                       Texas                                  Third-party administrator for
                                                                                             401(k) plans
             401K Investment Advisors, Inc.           Texas                                  Investment Advisor registered
                                                                                             with the SEC
             401K Investments Services, Inc.          Texas                                  NASD registered Broker-Dealer

             Affiliate Agency, Inc.                   Delaware                               Life Insurance Agency
             Affiliate Agency of Ohio, Inc.           Ohio                                   Life Insurance Agency
             AID Finance Services, Inc.               Iowa                                   Holding Company
             ALLIED General Agency Company            Iowa                                   Managing General Agent and
                                                                                             Surplus Lines Broker (P&C)
             ALLIED Group, Inc.                       Iowa                                   Holding Company
                                                      Iowa                                   Direct Marketer (P&C)
             ALLIED Group Insurance Marketing
               Company
             ALLIED Group Merchant Banking            Iowa
               Corporation                                                                   Broker-Dealer
             ALLIED Group Mortgage Company            Iowa                                   Mortgage Lender
             ALLIED Life Brokerage Agency, Inc.       Iowa                                   Insurance Broker
             ALLIED Life Financial Corporation        Iowa                                   Holding Company
             ALLIED Life Insurance Company            Iowa                                   Insurance Company
             ALLIED Property and Casualty Insurance   Iowa                                   Underwrites General P&C
             Company                                                                         Insurance
             Allnations, Inc.                         Ohio                                   Promotes international
                                                                                             cooperative insurance
                                                                                             organizations
             AMCO Insurance Company                   Iowa                                   Underwrites General P&C
                                                                                             Insurance
             American Marine Underwriters, Inc.       Florida                                Underwriting Manager

             Auto Direkt Insurance Company            Germany                                Insurance Company

             CalFarm Insurance Company                California                             Stock Corporation

             Caliber Funding Corporation              Delaware                               Stock Corporation

             Colonial County Mutual Insurance         Texas                                  Insurance Company
               Company
             Colonial Insurance Company of            Wisconsin                              Insurance Company
               Wisconsin
             Columbus Insurance Brokerage and         Germany                                Insurance Broker
               Service GmbH
             Cooperative Service Company              Nebraska                               Insurance Agency



                                   136 of 151


                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                   STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                                        ORGANIZATION        CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)

             Depositors Insurance Company             Iowa                                   Underwrites P&C insurance

             *Employers Life Insurance Company of     Wisconsin                              Life Insurance Company
             Wausau
             Excaliber Funding Corporation            Delaware                               Limited purpose corporation

             F&B, Inc.                                Iowa                                   Insurance Agency

             Farmland Mutual Insurance Company        Iowa                                   Mutual Insurance Company

             Financial Horizons Distributors Agency   Alabama                                Insurance Agency
             of Alabama, Inc.
             Financial Horizons Distributors Agency   Ohio                                   Insurance Agency
             of Ohio, Inc.
             Financial Horizons Distributors Agency   Oklahoma                               Insurance Agency
             of Oklahoma, Inc.
             Financial Horizons Distributors Agency   Texas                                  Insurance Agency
             of Texas, Inc.
             *Financial Horizons Investment Trust     Massachusetts                          Investment Company

             Financial Horizons Securities            Oklahoma                               Broker-Dealer
             Corporation
             GatesMcDonald Health Plus, Inc.          Ohio                                   Managed Care Organization

             Gates, McDonald & Company                Ohio                                   Cost Control

             Gates, McDonald & Company of Nevada      Nevada                                 Self-insurance administration,
                                                                                             claims examinations and data
                                                                                             processing services
             Gates, McDonald & Company of New         New York                               Workers' compensation claims
               York, Inc.                                                                    administration
             MedPro Solutions, Inc.                   Massachusetts                          Third-party administration
                                                                                             services for workers'
                                                                                             compensation, automobile injury
                                                                                             and disability claims
             Insurance Intermediaries, Inc.           Ohio                                   Insurance Broker and Insurance
                                                                                             Agency
             Irvin L. Schwartz and Associates, Inc.   Ohio                                   Insurance Agency

             Landmark Financial Services of New       New York                               Life Insurance Agency
               York, Inc.
             Leben Direkt Insurance Company           Germany                                Life Insurance Company

             Lone Star General Agency, Inc.           Texas                                  Insurance Agency

             Midwest Printing Services, Inc.          Iowa                                   General Printing Services



                                   137 of 151


                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                   STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                                        ORGANIZATION        CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)

             Morley & Associates                      Oregon                                 Insurance Broker

             Morley Capital Management, Inc.          Oregon                                 Investment Adviser and stable
                                                                                             value money management
             Morley Financial Services, Inc.          Oregon                                 Holding Company

             Morley Research Associates, Ltd.         Delaware                               Credit research consulting

             **MRM Investments, Inc.                  Ohio                                   Owns and operates a
                                                                                             recreational ski facility
             **National Casualty Company              Wisconsin                              Insurance Company

             National Casualty Company of America,    Great Britain                          Insurance Company
             Ltd.
             National Deferred Compensation, Inc.     Ohio                                   Administers deferred
                                                                                             compensation plans for public
                                                                                             employees
             **National Premium and Benefit           Delaware                               Insurance Administrative
              Administration Company                                                         Services
             Nationwide Advisory Services, Inc.       Ohio                                   Investment Management and
                                                                                             Administrative Services
             **Nationwide Agency, Inc.                Ohio                                   Insurance Agency

             Nationwide Agribusiness Insurance        Iowa                                   Insurance Company
              Company
             Nationwide Asset Allocation Trust        Massachusetts                          Investment Company

             Nationwide Cash Management Company       Ohio                                   Investment Securities Agent
             Nationwide Community Urban               Ohio                                   Special purpose real estate
               Redevelopment Corporation                                                     corporation
             Nationwide Corporation                   Ohio                                   Holding Company

             Nationwide Financial Institution         Delaware                               Insurance Agency
               Distributors Agency, Inc.
             Nationwide Financial Services            Bermuda                                Life Insurance Company
             (Bermuda) Ltd.
             Nationwide Financial Services Capital    Delaware                               Statutory Business Trust
               Trust
             Nationwide Financial Services Capital    Delaware                               Statutory Business Trust
              Trust II
             Nationwide Financial Services, Inc.      Delaware                               Holding Company

             Nationwide General Insurance Company     Ohio                                   Insurance Company
             Nationwide Global Holdings, Inc.         Ohio                                   Holding Company for
                                                                                             International Operations
             Nationwide Health Plans, Inc.            Ohio                                   Health Maintenance Organization



                                   138 of 151

                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                   STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                                        ORGANIZATION        CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)

             *Nationwide Indemnity Company            Ohio                                   Reinsurance Company

             Nationwide Insurance Company of          California                             Underwriter
               America
             Nationwide Insurance Company of Florida  Ohio                                   Insurance Company
             Nationwide Insurance Enterprise          Ohio                                   Membership Non-Profit
               Foundation                                                                    Corporation
             Nationwide Services Company, LCC         Ohio                                   Shared services functions

             Nationwide Insurance Golf Charities,     Ohio                                   Membership Non-Profit
             Inc.                                                                            Corporation
             Nationwide International Underwriters    California                             Underwriting Manager

             Nationwide Investing Foundation          Michigan                               Provide investors with
                                                                                             continuous source of investment
             *Nationwide Investing Foundation II      Massachusetts                          Common Law Trust

             Nationwide Investment Services           Oklahoma                               Registered Broker-Dealer in
               Corporation                                                                   deferred compensation market
             Nationwide Investors Services, Inc.      Ohio                                   Stock Transfer Agent

             **Nationwide Life and Annuity            Ohio                                   Life Insurance Company
             Insurance Company
             **Nationwide Life Insurance Company      Ohio                                   Life Insurance Company
             Nationwide Lloyds                        Texas                                  Property Insurance

             Nationwide Management Systems, Inc.      Ohio                                   Preferred provider
                                                                                             organization, products and
                                                                                             related services
             Nationwide Mutual Fire Insurance         Ohio                                   Mutual Insurance Company
               Company
             Nationwide Mutual Funds                  Ohio                                   Investment Company

             Nationwide Mutual Insurance Company      Ohio                                   Mutual Insurance Company
             Nationwide Properties, Ltd.              Ohio                                   Develop, own and operate real
                                                                                             estate and real estate
                                                                                             investments
             Nationwide Property and Casualty         Ohio                                   Insurance Company
               Insurance Company
             Nationwide Realty Investors, Inc.        Ohio                                   Develop, own and operate real
                                                                                             estate and real estate
                                                                                             investments
             Nationwide Retirement Solutions, Inc.    Delaware                               Market and administer deferred
                                                                                             compensation plans for public
                                                                                             employees



                                   139 of 151



                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                   STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                                        ORGANIZATION        CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)

             Nationwide Retirement Solutions, Inc.    Alabama                                Market and administer deferred
             of Alabama                                                                      compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.    Arizona                                Market and administer deferred
             of Arizona                                                                      compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.    Arkansas                               Market and administer deferred
             of Arkansas                                                                     compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.    Montana                                Market and administer deferred
               of Montana                                                                    compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.    Nevada                                 Market and administer deferred
               of Nevada                                                                     compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.    New Mexico                             Market and administer deferred
               of New Mexico                                                                 compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.    Ohio                                   Market variable annuity
               of Ohio                                                                       contracts to members of the
                                                                                             National Education Association
                                                                                             in the state of Ohio
             Nationwide Retirement Solutions, Inc.    Oklahoma                               Market variable annuity
               of Oklahoma                                                                   contracts to members of the
                                                                                             National Education Association
                                                                                             in the state of Oklahoma
             Nationwide Retirement Solutions, Inc.    South Dakota                           Market and administer deferred
               of South Dakota                                                               compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.    Texas                                  Market and administer deferred
               of Texas                                                                      compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.    Wyoming                                Market variable annuity
               of Wyoming                                                                    contracts to members of the
                                                                                             National Education Association
                                                                                             in the state of Wyoming
             Nationwide Retirement Solutions          Massachusetts                          Market and administer deferred
               Insurance Agency Inc.                                                         compensation plans for public
                                                                                             employees
             *Nationwide Separate Account Trust       Massachusetts                          Investment Company

             Nationwide Trust Company, FSB            United States of                       Federal Savings Bank
                                                      America
             Neckura Holding Company                  Germany                                Administrative services for
                                                                                             Neckura Insurance Group
             Neckura Insurance Company                Germany                                Insurance Company

             Neckura Life Insurance Company           Germany                                Life Insurance Company



                                   140 of 151




                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                   STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                                        ORGANIZATION        CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)

                                                                                             Workers' compensation
             Nevada Independent Companies-            Nevada                                 administrative services
               Construction
             Nevada Independent Companies-Health      Nevada                                 Workers' compensation
             and Nonprofit                                                                   administrative services
                                                      Nevada                                 Workers' compensation
             Nevada Independent Companies-                                                   administrative services
               Hospitality and Entertainment
                                                      Nevada                                 Workers' compensation
             Nevada Independent Companies-                                                   administrative services
               Manufacturing
             NFS Distributors, Inc.                   Delaware                               Holding Company

             NWE, Inc.                                Ohio                                   Special Investments


             PanEuroLife                              Luxembourg                             Life Insurance

             Pension Associates, Inc.                 Wisconsin                              Pension plan administration

             Portland Investment Services, Inc.       Oregon                                 NASD Registered Broker-Dealer

             Premier Agency, Inc.                     Iowa                                   Insurance Agency

             Riverview Agency, Inc.                   Texas                                  Stock Corporation

             Scottsdale Indemnity Company             Ohio                                   Insurance Company

             Scottsdale Insurance Company             Ohio                                   Insurance Company

             Scottsdale Surplus Lines Insurance       Arizona                                Excess and Surplus Lines
               Company                                                                       Insurance Company
             SVM Sales GmbH, Neckura                  Germany                                Sales support for Neckura
               Insurance Group                                                               Insurance Group
             Union Bond and Trust Company             Oregon                                 Oregon state bank with trust
                                                                                             powers
             Villanova Capital, Inc.                  Delaware                               Holding Company

             Villanova Mutual Fund Capital Trust      Delaware                               Business Trust

             Villanova SA Capital Trust               Delaware                               Business Trust

             **Wausau Preferred Health Insurance      Wisconsin                              Insurance and Reinsurance
                Company                                                                      Company
             Western Heritage Insurance Company       Arizona                                Excess and Surplus Lines
                                                                                             Insurance Company



                                   141 of 151


                                                                           NO. VOTING SECURITIES
                                                    STATE/COUNTRY       (SEE ATTACHED CHART) UNLESS
                                                   OF ORGANIZATION          OTHERWISE INDICATED
                        COMPANY                                                                             PRINCIPAL BUSINESS
      *  MFS Variable Account                            Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  NACo Variable Account                           Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Nationwide DC Variable Account                  Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Nationwide DCVA-II                              Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Separate Account No. 1                          Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Nationwide Multi-Flex Variable Account          Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Nationwide VA Separate Account-A                Ohio     Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
      *  Nationwide VA Separate Account-B                Ohio     Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
      *  Nationwide VA Separate Account-C                Ohio     Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
      *  Nationwide VA Separate Account-Q                Ohio     Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
      *  Nationwide Variable Account                     Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Nationwide Variable Account-II                  Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Nationwide Variable Account-3                   Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Nationwide Variable Account-4                   Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Nationwide Variable Account-5                   Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Nationwide Fidelity Advisor Variable            Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
         Account                                                  Account

      *  Nationwide Variable Account-6                   Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Nationwide Variable Account-8                   Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Nationwide Variable Account -9                  Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Nationwide Variable Account -10                 Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Nationwide Variable Account-II                  Ohio     Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
      *  Nationwide VL Separate                          Ohio     Nationwide Life and Annuity   Issuer of Life Insurance Policies
         Account-A                                                Separate Account

         Nationwide VL Separate                          Ohio     Nationwide Life and Annuity   Issuer of Life Insurance Policies
         Account-B                                                Separate Account



                                   142 of 151


                                                                           NO. VOTING SECURITIES
                                                    STATE/COUNTRY       (SEE ATTACHED CHART) UNLESS
                                                   OF ORGANIZATION          OTHERWISE INDICATED
                        COMPANY                                                                             PRINCIPAL BUSINESS
      *  Nationwide VL Separate                          Ohio     Nationwide Life and Annuity   Issuer of Life Insurance Policies
         Account-C                                                Separate Account
         Nationwide VL Separate                          Ohio     Nationwide Life and Annuity   Issuer of Life Insurance Policies
         Account-D                                                Separate Account
      *  Nationwide VLI Separate Account                 Ohio     Nationwide Life Separate      Issuer of Life Insurance Policies
                                                                  Account
      *  Nationwide VLI Separate Account-2               Ohio     Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
      *  Nationwide VLI Separate Account-3               Ohio     Nationwide Life Separate      Issuer of Life Insurance Policies
                                                                  Account
      *  Nationwide VLI Separate Account-4               Ohio     Nationwide Life Separate      Issuer of Life Insurance Policies
                                                                  Account
      *  Nationwide VLI Separate Account-5               Ohio     Nationwide Life Separate      Issuer of Life Insurance Policies
                                                                  Account



                                   143 of 151

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |                                   |
---------------------------           ---------------------------       ----------------------------
|      ALLIED LIFE        |           |         ALLIED          |       |       AID FINANCE        |
|       FINANCIAL         |           |       GROUP, INC.       |       |      SERVICES, INC.      |
|      CORPORATION        |           |          (AGI)          |       |      (AID FINANCE)       |
|        (ALFC)           |           |                         |       |                          |
|Common Stock: 850        |           |Common Stock: 850 Shares |       |Common Stock: 10,000      |
|------------  Shares     |           |------------             |       |------------  Shares      |
|                         |---|       |                         |---|   |                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|Casualty-                |   |       |Casualty-                |   |   |Casualty-                 |
|100%         $47,286,429 |   |       |100%       $1,049,237,226|   |   |100%          $19,545,634 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |                 |
---------------------------   |       ---------------------------   |   ----------------------------
|    ALLIED GROUP         |   |       |           AMCO          |   |   |          ALLIED          |
|  MERCHANT BANKING       |   |       |    INSURANCE COMPANY    |   |   |      GROUP INSURANCE     |
|    CORPORATION          |   |       |          (AMCO)         |   |   |     MARKETING COMPANY    |
|Common Stock: 10,000     |   |       |Common Stock: 155,991    |   |   |Common Stock: 20,000      |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |---|   |                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|                         |   |  |    |                         |   |   |Aid Finance-              |
|AFLC-100%     $100,000   |   |  |    |AGI-100%      $95,925,450|   |   |100%          $16,059,469 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|      ALLIED LIFE        |   |  |    |          WESTERN        |   |   |         DEPOSITORS       |
|       BROKERAGE         |   |  |    |    HERITAGE INSURANCE   |   |   |     INSURANCE COMPANY    |
|      AGENCY, INC.       |   |  |    |         COMPANY         |   |   |       (DEPOSITORS)       |
|Common Stock: 500,000    |   |  |    |Common Stock: 4,776,076  |   |   |Common Stock: 199,991     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|AFLC-100%     $442,695   |   |  |    |AMCO-100%     $11,686,037|   |   |AGI-100%      $15,251,842 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|     ALLIED LIFE         |   |  |    |          ALLIED         |   |   |      ALLIED PROPERTY     |
|      INSURANCE          |   |  |    |      GENERAL AGENCY     |   |   |        AND CASUALTY      |
|       COMPANY           |   |  |    |         COMPANY         |   |   |     INSURANCE COMPANY    |
|Common Stock: 250,000    |   |  |    |Common Stock: 5,000      |   |   |Common Stock: 156,822     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AFLC-100%     $41,732,343|           |AMCO-100%     $135,342   |   |   |AGI-100%      $33,018,634 |
---------------------------           ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |          ALLIED          |
                                      |          AGENCY,        |   |   |      GROUP MORTGAGE      |
                                      |            INC.         |   |   |         COMPANY          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 9,500       |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|---|                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |AGI-100%      $213,976    |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                                                    |   ----------------------------
                                                                    |   |          MIDWEST         |
                                                                    |   |    PRINTING SERVICES     |
                                                                    |   |            LTD.          |
                                                                    |   |Common Stock: 10,000      |
                                                                    |   |------------  Shares      |
                                                                    |---|                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |AFLC-100%    $610,000    |
                                                                        ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
  ------------------------------------------                            ------------------------------------------
  |                                        |                            |                                        |
  |           NATIONWIDE MUTUAL            |                            |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |============================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                            |               (FIRE)                   |
  |                                        |                            |                                        |
  ------------------------------------------                            ------------------------------------------
  |  ||               |                                                                               |
  |  ||               |--------------------------------------------------------------------|          |--------------------------
--|  ||                                                                                    |
     ||                                          |--------------------------------------------------------------|----------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |                              |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |                              |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |      NATIONWIDE LLOYDS       |        |   |                              |            |                              |
     ||  |                              |        |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
     ||==|                              |        |---|------------     Shares       |         |--|------------     Shares       |
     ||  |       A TEXAS LLOYDS         |        |   |                              |         |  |                              |
     ||  |                              |        |   |                 Cost         |         |  |                 Cost         |
     ||  |                              |        |   |                 ----         |         |  |                 ----         |
     ||  |                              |        |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $87,943,140  |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||                                          |                                            |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
     ||  |      INSURANCE COMPANY       |        |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
     ||  |Guaranty Fund                 |        |   |       INSURANCE COMPANY      |         |  |                              |
     ||  |------------                  |        |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
     ||==|Certificate                   |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |-----------      Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |Neckura-         ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $6,000,000   |         |  |100%             DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |        F & B, INC.           |   |    |   |      COLONIAL INSURANCE      |         |  |         NECKURA LIFE         |
         |                              |   |    |   |     COMPANY OF WISCONSIN     |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |          (COLONIAL)          |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:   4,000         |
         |                 Cost         |   |    |   |------------     Shares       |         |  |------------    Shares        |
         |                 ----         |   |    |   |                 Cost         |         |  |                Cost          |
         |Farmland                      |   |    |   |                 ----         |         |  |                ----          |
         |Mutual-100%      $10          |   |    |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%    DM 15,825,681 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |    COOPERATIVE SERVICE       |   |    |   |         SCOTTSDALE           |         |  |        NECKURA GENERAL       |
         |          COMPANY             |   |    |   |      INSURANCE COMPANY       |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |            (SIC)             |         |  |                              |
         |------------                  |   |    |   |Common Stock:    30,136       |         |  |Common Stock:    1,500        |
         |                 Cost         |----    |---|------------     Shares       | ----    |--|------------     Shares       |
         |                 ----         |        |   |                 Cost         |    |    |  |                 Cost         |
         |Farmland         $3,506,173   |        |   |                 ----         |    |    |  |                 ----         |
         |Mutual-100%                   |        |   |Casualty-100%    $150,000,000 |    |    |  |Neckura-100%     DM 1,656,925 |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         | NATIONWIDE AGRIBUSINESS      |        |   |          SCOTTSDALE          |    |    |  |       COLUMBUS INSURANCE     |
         |    INSURANCE COMPANY         |        |   |        SURPLUS LINES         |    |    |  |      BROKERAGE AND SERVICE   |
         |Common Stock:    1,000,000    |        |   |       INSURANCE COMPANY      |    |    |  |              GmbH            |
         |------------     Shares       |        |   | Common Stock:    10,000      |    |    |  |Common Stock:    1 Share      |
         |                              |--------|   | ------------     Shares      | ---|    |--|------------                  |
         |                    Cost      |        |   |                              |    |    |  |                              |
         |Casualty-99.9%      ----      |        |   |                   Cost       |    |    |  |                 Cost         |
         |Other Capital:   $26,714,335  |        |   |                   ----       |    |    |  |                 ----         |
         |-------------                 |        |   | SIC-100%          $6,000,000 |    |    |  |Neckura-100%     DM 51,639    |
         |Casualty-Ptd.    $   713,576  |        |   |                              |    |    |  |                              |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         |    NATIONAL CASUALTY         |        |   |      NATIONAL PREMIUM &      |    |    |  |          LEBEN DIREKT        |
         |          COMPANY             |        |   |    BENEFIT ADMINISTRATION    |    |    |  |        INSURANCE COMPANY     |
         |           (NC)               |        |   |           COMPANY            |    |    |  |                              |
         |Common Stock:    100 Shares   |        |   |Common Stock:    10,000       |    |    |  |Common Stock:    4,000 Shares |
         |------------                  |--------|   |------------     Shares       |----|    |--|------------                  |
         |                 Cost         |            |                 Cost         |         |  |                 Cost         |
         |                 ----         |            |                 ----         |         |  |                 ----         |
         |Casualty-100%    $67,442,439  |            |Scottsdale-100%  $10,000      |         |  |Neckura-100%     DM 4,000,000 |
         --------------------------------            --------------------------------         |  --------------------------------
                       |                                                                      |
         --------------------------------            --------------------------------         |  --------------------------------
         |    NCC OF AMERICA, LTD.      |            |         SVM SALES            |         |  |          AUTO DIREKT         |
         |        (INACTIVE)            |            |            GmbH              |         |  |       INSURANCE COMPANY      |
         |                              |            |                              |         |  |                              |
         |                              |            |Common Stock:    50 Shares    |         |  |Common Stock:    1500 Shares  |
         |                              |            |------------                  |------------|------------                  |
         |                              |            |                 Cost         |            |                 Cost         |
         |NC-100%                       |            |                 ----         |            |                 ----         |
         |                              |            |Neckura-100%     DM 50,000    |            |Neckura-100%     DM 1,643,149 |
         |                              |            |                              |            |                              |
         |                              |            |                              |            |                              |
         --------------------------------            --------------------------------            --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
-----------------------------------------------------------------------|
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------|-----------------------       |
  |                                          |                                           |                      |       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |       |        |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |       |        |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |       |        |                                |
  |     |                              |     |    |        CORPORATION           |       |        |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |       |        |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |       |        |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |       |        |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |       |        |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |       |        |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |       |        |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |       |        |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |       |        |         ALLNATIONS, INC.       |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |       |        |Common Stock:    10,330 Shares  |
  |     |                              |     |    |                              |       |        |-------------    Cost           |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |       |--------|                 ----           |
  |     |------------     Shares       |     |    |------------     Shares       |       |        |Casualty-18.6%   $88,320        |
  |     |                 Cost         |     |    |                 Cost         |       |        |Fire-18.6%       $88,463        |
  |     |                 ----         |     |    |                 ----         |       |        |Preferred Stock  1466 Shares    |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |       |        |---------------  Cost           |
  |     |                              |     |    |                              |       |        |                 ----           |
  |     |                              |     |    |                              |       |        |Casualty-6.8%    $100,000       |
  |     |                              |     |    |                              |       |        |Fire-6.8%        $100,000       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |       |        |      PENSION ASSOCIATES        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |       |        |        OF WAUSAU, INC.         |
  |     |                              |     |    |Common Stock:    100 Shares   |       |        |Common Stock:    1,000 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |       |--------|-------------                   |
  |     |------------     Shares       |     |    |                 Cost         |       |        |                 Cost           |
  |     |                 Cost         |     |    |                 ----         |       |        |                 ----           |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |       |        |                                |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |       |        |Casualty-100%    $2,839,392     |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                   ||                     |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |    NATIONWIDE INSURANCE      |       |        |       AMERCIAN MARINE          |
  |     |      INSURANCE COMPANY       |     |    |     COMPANY OF FLORIDA       |       |        |      UNDERWRITERS, INC.        |
  |     |                              |     |    |Common Stock:    10,000       |       |        |Common Stock:    20 Shares      |
  |     |Surplus Debentures            |     |    |-------------    Shares       |       |        |-------------                   |
  |     |------------------            |     |----|                              |       |--------|                 Cost           |
  |     |                 Cost         |     |    |                 Cost         |                |                 ----           |
  |     |                 ----         |     |    |                 ----         |                |                                |
  |     |Colonial         $500,000     |     |    |Casualty-100%    $300,000,000 |                |Casualty-100%    $5,020         |
  |     |Lone Star         150,000     |     |    |                              |                |                                |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |    WAUSAU INTERNATIONAL      |
  |     |      INSURANCE COMPANY       |     |    |        UNDERWRITERS          |
  |     |Common Stock     12,000       |     |    |                              |
  |     |------------     Shares       |     |    |Common Stock:    1,000 Shares |
  |-----|                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $10,000      |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |         NATIONWIDE           |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |          ARENA LLC           |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  |.....|Liability Company             |     |....|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          --------------------------------


Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Line
Limited Liability Company -- Dotted Line

December 31, 1998

                                                                                                                         (Left Side)

                             |----------------------------------|-----------------------------------|-------------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
               ----------------|------------      -----------------------------      ---------------||------------
                               |                                                                    ||
-----------------------------  |  -----------------------------      -----------------------------  ||  ----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |--||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      INVESTORS, LTD.      |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    |..|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------      ----------------------------
                               |                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |        NATIONWIDE         |
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||  |         INVESTING         |
|                           |  |  |        FOUNDATION II      |  ||  |       FOUNDATION III      |
| Units:                    |..|  |                           |  ||  |                           |
| ------                    |     |                           |==||==|                           |
|                           |     |                           |  ||  |                           |
|                           |     |                           |  ||  |                           |      ----------------------
| NW Life -97.6%            |     |                           |  ||  |                           |      |  MORLEY RESEARCH   |
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||  |    OHIO BUSINESS TRUST    |      |  ASSOCIATES, LTD.  |
-----------------------------     -----------------------------  ||  -----------------------------      |                    |
                                                                 ||                                     |Common Stock: 1,000 |
                                  -----------------------------  ||  -----------------------------      |------------- Shares|------
                                  |         NATIONWIDE        |  ||  |         NATIONWIDE        |      |              Cost  |
                                  |      SEPARATE ACCOUNT     |  ||  |  ASSET ALLOCATION TRUST   |      |              ----  |
                                  |            TRUST          |  ||  |                           |      |Morley-100%   $1,000|
                                  |                           |  ||  |                           |      ----------------------
                                  |                           |==||==|                           |
                                  |                           |      |                           |
                                  |                           |      |                           |
                                  |                           |      |        MASSACHUSETTS      |
                                  |      COMMON LAW TRUST     |      |       BUSINESS TRUST      |
                                  -----------------------------      -----------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares      Cost         |
                                                  |             ------      ----          |
                                                  |Casualty     12,992,922   $751,352,485 |
                                                  |Fire            649,510     24,007,936 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------------|-------------------------------|-------------------|--------------------------------|-----------------------------
                 |                               |                   |                                |
    -------------|---------------  --------------|--------------     |                 ---------------|-------------
    |     MORLEY FINANCIAL      |  | THE 401(k) COMPANIES, INC.|     |                 |   NATIONWIDE RETIREMENT   |
    |  SERVICES, INC. (MORLEY)  |  |        (401(k))           |     |                 |      SOLUTIONS, INC.      |
    |Common Stock:  82,343      |  |Common Stock:   Control:   |     |                 |Common Stock: 236,494      |
|---|-------------  Shares      |  |-------------   -------    |--|  |                 |------------- Shares       |
|   |                           |  |Class A         Other-100% |  |  |                 |                           |
|   |NFS-100%                   |  |Class B         NFS  -100% |  |  |                 |NRS-100%                   |
|   -----------------------------  -----------------------------  |  |                 ---------------|-------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |         MORLEY &          |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |     ASSOCIATES, INC.      |  |      SERVICES, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF NEW |
|   |                           |  |                           |  |  | |        ALABAMA            |  |  |         MEXICO          |
|   |Common Stock: 3,500        |  | Common Stock: 1,000,000   |  |  | | Common Stock: 10,000      |  |  | Common Stock: 1,000     |
|---|------------- Shares       |  | ------------- Shares      |--|  | | ------------- Shares      |--|--| ------------- Shares    |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $1,000       |  |401(k)-100%    $7,800      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |       MORLEY CAPITAL      |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT   |
|   |         MANAGEMENT        |  |      ADVISORS, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF     |
|   |                           |  |                           |  |  | |         ARIZONA           |  |  |       SO. DAKOTA        |
|   |Common Stock: 500          |  |Common Stock: 1,000        |  |  | |Common Stock: 1,000        |  |  |Common Stock: 1,000      |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $5,000       |  |401(k)-100%    $1,000      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |        UNION BOND         |  |     401(k) ICOMPANY       |  |  | |  NATIONWIDE RETIREMENT    |  |  |  NATIONWIDE RETIREMENT  |
|   |      & TRUST COMPANY      |  |                           |  |  | |   SOLUTIONS, INC. OF      |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |  |  | |         ARKANSAS          |  |  |         WYOMING         |
|   |Common Stock: 2,000        |  |Common Stock: 855,000      |  |  | |Common Stock: 50,000       |  |  |Common Stock: 500        |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |              Cost       |
|   |              ----         |  |              ----         |     | |              ----         |  |  |              ----       |
|   |Morley-100%   $50,000      |  |401(k)-100%   $1,000       |     | |NRS-100%      $500         |  |  |NRS-100%      $500       |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |    PORTLAND INVESTMENT    |  |     NATIONWIDE TRUST      |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      SERVICES, INC.       |  |       COMPANY, FSB        |     | |  SOLUTIONS, INS. AGENCY,  |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |            INC.           |  |  |           OHIO          |
|   |Common Stock: 1,000        |  |Common Stock: 2,800,000    |     | |Common Stock: 1,000        |  |  |                         |
|---|------------- Shares       |  |------------- Shares       |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |                         |
|   |              ----         |  |              ----         |     | |              ----         |  |  |                         |
|   |Morley-100%   $25,000      |  |NFS-100%      $3,500,000   |     | |NRS -100%     $1,000       |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | ----------------------------   |  ---------------------------
|   |     EXCALIBER FUNDING     |  |   NATIONWIDE FINANCIAL    |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |       CORPORATION         |  | SERVICES CAPITAL TRUST II |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |         MONTANA           |  |  |        OKLAHOMA         |
|   |Common Stock: 1,000        |  |                           |     | |Common Stock: 500          |  |  |                         |
|---|------------- Shares       |  |                           |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |                           |     | |              Cost         |  |  |                         |
|   |              ----         |  |                           |     | |              ----         |  |  |                         |
|   |Morley-100%   $1,000       |  |NFS-100%                   |     | |NRS-100%      $500         |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |     CALIBER FUNDING       |  |   NFS DISTRIBUTORS INC.   |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      CORPORATION          |  |                           |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |          NEVADA           |  |  |        TEXAS            |
|   |                           |  |                           |     | | Common Stock: 1,000       |  |  |                         |
|---|                           |  |                           |-----| | ------------- Shares      |--|==|                         |
    |                           |  |                           |       |               Cost        |     |                         |
    |                           |  |                           |       |               ----        |     |                         |
    |Morley-100%                |  |NFS-100%                   |       | NRS-100%      $1,000      |     |                         |
    -----------------------------  -----------------------------       -----------------------------     ---------------------------


                                                                                                                            (Right)
------------------------------------------------|--------------------|---------------------------------------|
                                                |                    |                                       |
                                                |     ---------------|----------------         --------------|----------------
                                                |     | EMPLOYERS LIFE INSURANCE CO. |         |      GATES MCDONALD         |
                                                |     |       OF WAUSAU (ELIOW)      |         |     & COMPANY (GATES)       |
                                                |     |                              |         |                             |
                                                |     |Common Stock:    250,000      |         |Common Stock:    254         |
                                                |  |--|-------------    Shares       |      |--|-------------    Shares      |
                                                |  |  |                              |      |  |                             |
                                                |  |  |                 Cost         |      |  |                 Cost        |
                                                |  |  |                 ----         |      |  |                 ----        |
                                                |  |  |NW CORP. -100%   $126,509,480 |      |  |NW CORP. -100%   $25,683,532 |
                                                |  |  --------------------------------      |  -------------------------------
------------                                    |  |                                        |
           |  --------------------------------  |  |  --------------------------------      |  --------------------------------
           |  |       NATIONWIDE TRUST       |  |  |  |       WAUSAU PREFERRED       |      |  |          HEALTHCARE          |
           |  |           COMPANY            |  |  |  |      HEALTH INSURANCE CO.    |      |  |          FIRST, INC.         |
           |  |                              |  |  |  |                              |      |  |                              |
           |  |Common Stock:    2,800,000    |  |  |  |Common Stock:    200          |      |  |                              |
           |--|-------------    Shares       |  |  |--|-------------    Shares       |      |--|                              |
           |  |                              |  |     |                              |      |  |                              |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost         |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----         |
           |  |NFS-100%         $3,500,000   |  |     |ELIOW -100%      $57,413,193  |      |  |Gates-100%       $6,700,000   |
           |  --------------------------------  |     --------------------------------      |  --------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE FINANCIAL     |  |     |       NATIONWIDE GLOBAL      |      |  |  GATES MCDONALD & COMPANY  |
           |  |    SERVICES (BERMUDA) INC.   |  |     |      HOLDINGS, INC. (NGH)    |      |  |      OF NEW YORK, INC.      |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    250,000      |  |     |Common Stock:    1            |      |  |Common Stock:   3            |
           |--|-------------    Shares       |  |-----|-------------    Share        |      |--|-------------   Shares       |
           |  |                              |  |     |                              |      |  |                             |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost        |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----        |
           |  |NFS-100%         $3,500,000   |  |     |NW CORP.-100%    $7,000,000   |      |  |Gates-100%       $106,947    |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                    |                      |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE DEFERRED      |  |     |  NATIONWIDE GLOBAL HOLDINGS  |      |  |   GATES MCDONALD & COMPANY  |
           |  |      COMPENSATION, INC.      |  |     |     -HONG KONG, LIMITED      |      |  |         OF NEVADA           |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |Common Stock:    2            |      |  |Common Stock:    40          |
           |--|                              |  |     |-------------    Shares       |      |--|-------------    Shares      |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |                              |      |  |                 Cost        |
           |  |                              |  |     |                              |      |  |                 ----        |
           |  |NFS-100%                      |  |     |NGH-100%                      |      |  |Gates-100%       $93,750     |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |       IRVIN L. SCHWARTZ      |  |     |          NATIONWIDE          |      |  |      GATES McDONALD         |
           |  |      AND ASSOCIATES, INC.    |  |     |    HEALTH PLANS, INC. (NHP)  |      |  |     HEALTH PLUS, INC.       |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    Control      |  |     |Common Stock:    100          |      |  |Common Stock:    200         |
           |--|-------------    -------      |  |-----|-------------    Shares       |--|   |--|-------------    Shares      |
              |                              |  |     |                              |  |      |                             |
              |                              |  |     |                 Cost         |  |      |                 Cost        |
              |Class A          Other-100%   |  |     |                 ----         |  |      |                 ----        |
              |Class B          NFS  -100%   |  |     |NW CORP.-100%    $14,603,732  |  |      |Gates-100%       $2,000,000  |
              --------------------------------  |     --------------------------------  |      -------------------------------
                                                |                                       |
              --------------------------------  |     --------------------------------  |
              |     MRM INVESTMENTS, INC.    |  |     |    NATIONWIDE MANAGEMENT     |  |
              |                              |  |     |         SYSTEMS, INC.        |  |
              |                              |  |     |                              |  |
              |Common Stock:    1            |  |     |Common Stock:    100          |  |
              |-------------    Share        |--|     |-------------    Shares       |--|
              |                              |        |                              |  |
              |                 Cost         |        |                 Cost         |  |
              |                 ----         |        |                 ----         |  |
              |NW CORP.-100%    $7,000,000   |        |NHP Inc.-100%    $25,149      |  |
              --------------------------------        --------------------------------  |
                                                                                        |
                                                      --------------------------------  |
                                                      |          NATIONWIDE          |  |
                                                      |         AGENCY, INC.         |  |
                                                      |                              |  |
                                                      |Common Stock:    100          |  |
                                                      |------------     Shares       |--|
                                                      |                              |
                                                      |                 Cost         |
                                                      |                 ----         |
                                                      |NHP Inc.-99%     $116,077     |
                                                      --------------------------------

                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line



                                                                                                         December 31, 1998

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS
              The number of Contract Owners of Qualified and Non-Qualified Contracts as of January 31, 1999 was 292,303 and 101,706 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.      PRINCIPAL UNDERWRITER

              (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-II, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VLI Separate Account, Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C ,Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5, and Nationwide Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.

                    NAS also acts as principal underwriter for, Nationwide Separate Account Trust, Nationwide Asset Allocation Trust and Nationwide Mutual Funds which are open-end management investment companies.



                                   146 of 151


         (b)                             NATIONWIDE ADVISORY SERVICES, INC.
                                               DIRECTORS AND OFFICERS
NAME AND                                                               POSITIONS AND OFFICES
BUSINESS ADDRESS                                                          WITH UNDERWRITER

Joseph J. Gasper                                                       President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon R. McFerson                                                           Chairman and
One Nationwide Plaza                                            Chief Executive Officer and Director
Columbus, OH  43215

Robert A. Oakley                                             Executive Vice President - Chief Financial
One Nationwide Plaza                                                    Officer and Director
Columbus, OH  43215

Paul J. Hondros
One Nationwide Plaza                                                          Director
Columbus, OH 43215

Susan A. Wolken                                                               Director
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                                     Executive Vice President - Chief Investment
One Nationwide Plaza                                                    Officer and Director
Columbus, OH 43215

Edwin P. Mc Causland, Jr.                                        Senior Vice President-Fixed Income
One Nationwide Plaza                                                         Securities
Columbus, OH 43215

Charles S. Bath
One Nationwide Plaza                                                Vice President - Investments
Columbus, OH  43215

Dennis W. Click                                                     Vice President and Secretary
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee
One Nationwide Plaza                                                       Vice President
Columbus, OH  43215

James F. Laird, Jr.                                                  Vice President and General
One Nationwide Plaza                                                          Manager
Columbus, OH  43215

Joseph P. Rath                                                 Vice President - Office of Product and
One Nationwide Plaza                                                     Market Compliance
Columbus, OH 43215

Alan A. Todryk                                                       Vice President - Taxation
One Nationwide Plaza
Columbus, OH  43215

Christopher A. Cray                                                          Treasurer
One Nationwide Plaza
Columbus, OH 43215

Elizabeth A. Davin                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215



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NAME AND                                                               POSITIONS AND OFFICES
BUSINESS ADDRESS                                                          WITH UNDERWRITER

David E. Simaitis                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Patricia J. Smith                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215




              (c) NAME OF       NET UNDERWRITING       COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND          REDEMPTION OR         BROKERAGE
                UNDERWRITER        COMMISSIONS            ANNUITIZATION      COMMISSIONS         COMPENSATION
                 Nationwide              N/A                      N/A                  N/A                N/A
                  Advisory
                  Services,
                    Inc.



Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215


Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.


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                                   Offered by
                        Nationwide Life Insurance Company







                        NATIONWIDE LIFE INSURANCE COMPANY







                        Nationwide Variable Account - II

                       Deferred Variable Annuity Contract






                                   PROSPECTUS







                                   May 1, 1999





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                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of the Nationwide Variable Account-II:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                                        KPMG LLP



Columbus, Ohio
April 28, 1999










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                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 1999.

                                              NATIONWIDE VARIABLE ACCOUNT-II
                                           -------------------------------------
                                                      (Registrant)

                                             NATIONWIDE LIFE INSURANCE COMPANY
                                           -------------------------------------
                                                         (Depositor)

                                                     By/s/JOSEPH P. RATH
                                           -------------------------------------
                                                       Joseph P. Rath
                                  Vice President - Product and Market Compliance

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 28th day of April, 1999.






              SIGNATURE                                               TITLE

LEWIS J. ALPHIN                                                    Director
-------------------------------------------------
Lewis J. Alphin

A. I. BELL                                                         Director
-------------------------------------------------
A. I. Bell

KENNETH D. DAVIS                                                   Director
-------------------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                                     Director
-------------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                                   Director
-------------------------------------------------
Willard J. Engel

FRED C. FINNEY                                                     Director
-------------------------------------------------
Fred C. Finney

JOSEPH J. GASPER                                                 President and Chief
-------------------------------------------------          Operating Office and Director
Joseph J. Gasper

DIMON R. McFERSON                                        Chairman and Chief Executive Officer
-------------------------------------------------                and Director
Dimon R. McFerson

DAVID O. MILLER                                       Chairman of the Board and Director
-------------------------------------------------
David O. Miller

YVONNE L. MONTGOMERY                                               Director
-------------------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                                           Executive Vice President
-------------------------------------------------           Chief Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                                     Director
-------------------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                                 Director                      By/s/JOSEPH P. RATH
-------------------------------------------------                                       ----------------------------
James F. Patterson                                                                                 Joseph P. Rath
                                                                                                  Attorney-in-Fact
ARDEN L. SHISLER                                                   Director
-------------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                                  Director
-------------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                                    Director
-------------------------------------------------
Nancy C. Thomas




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